UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2012

ADVANTAGE FUNDS, INC.

-        DREYFUS GLOBAL ABSOLUTE RETURN FUND

-        DREYFUS GLOBAL DYNAMIC BOND FUND

-        DREYFUS GLOBAL REAL RETURN FUND

-        DREYFUS TOTAL EMERGING MARKETS FUND

-        DREYFUS TOTAL RETURN ADVANTAGE FUND

-        GLOBAL ALPHA FUND

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus

Global Absolute

Return Fund

SEMIANNUAL REPORT April 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Financial Futures
10	Statement of Options Written
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
35	Information About the Renewal of
the Fund’s Management and
Sub-Investment Advisory Agreements

FOR MORE INFORMATION

Back Cover

Dreyfus
Global Absolute
Return Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Absolute Return Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets had declined sharply by the start of the reporting period due to the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and recession fears in China. Fortunately, over the final months of 2011, European policymakers seemed to make progress toward addressing the region’s crisis, China’s economy appeared headed for a “soft landing” and the U.S. economy was bolstered by employment gains and increased manufacturing activity. Improved investor sentiment over the opening months of 2012 sparked market rallies that generally offset weakness earlier in the reporting period.

Our economic forecast calls for sluggish growth for the global economy over the remainder of 2012, but with sharp differences among individual markets. Accommodative monetary policies throughout the world should help avoid a full-blown global recession, but risks remain with regard to financial stresses in Europe, the Chinese property market and oil supply vulnerabilities in the Middle East. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by byVassilis Dagioglu, James Stavena,Torrey Zaches and Joseph Miletich, Portfolio Managers of Mellon Capital Management Corporation, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Global Absolute Return Fund’s Class A shares produced a total return of –1.32%, Class C shares returned –1.78% and Class I shares returned –1.23%.1 In comparison, the fund’s benchmark, the Citigroup 30-Day Treasury Bill Index, produced a total return of 0.01% for the same period.2

Global financial markets remained volatile over the reporting period as prevailing sentiment shifted along with investors’ views of economic conditions.The fund produced lower returns than its benchmark, due to shortfalls stemming from its stock market selection, currency and asset allocation strategies.

The Fund’s Investment Approach

The fund seeks total return through investments in securities and instruments that provide exposure to global stock, bond and currency markets. For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets.The most relevant long-term bond yield within each country serves as the expected return for each bond market. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within major developed capital markets such as the United States, Japan and the larger Western European countries.

European Sovereign Debt Crisis Fueled Heightened Volatility

Global financial markets had floundered in the months prior to the reporting period due to a number of macroeconomic concerns, including a sovereign debt crisis in Greece that threatened other members of the European Union, fears of higher inflation and lower economic

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

growth in China, and uncertainties regarding the strength and sustainability of the U.S. economic recovery.These issues had led investors to avoid riskier investments, and they had focused instead on traditional safe havens, including sovereign bonds from fiscally sound nations.

Economic conditions appeared to improve over the final months of 2011 and early 2012, and many of these concerns abated. In Europe, the European Central Bank launched the Long Term Refinancing Operation, which helped avert a more serious crisis in the region’s banking system. However, fiscal concerns in Europe resurfaced toward the end of the reporting period, largely due to new political developments in Greece. In other parts of the world, inflationary pressures in China moderated and its economy appeared headed for a “soft landing,” enabling policymakers to ease monetary policy. In the United States, gains in employment and manufacturing activity generally proved encouraging to investors, supporting prices of riskier investments.

As a result of these developments, yield differences narrowed along the global bond markets’ credit-quality spectrum. Meanwhile, yields of sovereign bonds from fiscally healthy nations remained low, and yields on bonds from European nations declined to more manageable levels. While global stock markets also produced positive absolute returns, on average, their results trailed bonds during the reporting period. Meanwhile, the U.S. dollar generally strengthened against currencies in other developed markets

Three Alpha Sources Weighed on Fund Results

In this environment, three of the four strategies pursued by the fund proved relatively ineffective. Our equity market selection model led us to establish positive exposure to European nations — including France, the Netherlands, the United Kingdom and Germany — that lagged global stock market averages. Better results from negative exposure to stocks in Germany and the United States and long positions in Canada and Hong Kong were not enough to offset weakness in Europe. The fund’s currency strategy was undermined by short exposure to the British pound and long positions in the Japanese yen and Swedish krona. The fund’s asset allocation strategy detracted from relative performance to a milder degree, due to a reduced emphasis on bonds later in the reporting period.

4

On a more positive note, the fund’s bond market selection strategy generated above-average results for the reporting period.The fund benefited from a focus on U.S.Treasury securities and German bunds, as well as negative exposure to Australian, Canadian and Japanese sovereign bonds. The fund’s investments in U.K. gilts produced less attractive returns.

During the reporting period, the fund employed equity and fixed-income index futures and currency forward contracts to establish its positions.

Finding Relative Values Throughout the World

We have continued to identify opportunities in all four of the strategies we pursue. Indeed, in the fund’s asset allocation strategy, we recently have seen a compelling valuation advantage of stocks over bonds.Within global stock markets, we have focused mainly on high-quality, European equity markets that appear undervalued compared to other developed markets around the world. In developed bond markets, U.S. and German markets currently exhibit better valuation metrics than the U.K. fixed-income market. Finally, our currency strategy favors the Canadian dollar, Japanese yen and Swedish krona over the U.S. dollar and euro.

May 15, 2012

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

Equity securities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2013. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: LIPPER INC. – Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Absolute Return Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.41	$11.09	$6.18
Ending value (after expenses)	$986.80	$982.20	$987.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.52	$11.27	$6.27
Ending value (after expenses)	$1,017.40	$1,013.67	$1,018.65

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25% for
Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2012 (Unaudited)

	Face Amount
	Covered by
Options Purchased—7.2%	Contracts ($)		Value ($)
Call Options—6.9%
U.S. Treasury 10 Year Note Futures,
May 2012 @ $109	64,000	[a]	1,490,000

	Number of
	Contracts		Value ($)
Put Options—.3%
Swiss Market Index Futures,
June 2012 @ CHF 6,108	80	[a]	11,655
Swiss Market Index Futures,
June 2012 @ CHF 6,208	290	[a]	59,644
			71,299
Total Options
(cost $1,427,089)			1,561,299

	Principal
Short-Term Investments—78.2%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.08%, 5/24/12	660,000		659,974
0.08%, 7/12/12	1,838,000		1,837,706
0.08%, 7/19/12	5,620,000		5,618,983
0.09%, 5/31/12	4,100,000		4,099,733
0.09%, 6/21/12	1,700,000	[b]	1,699,828
0.11%, 5/17/12	3,000,000		2,999,919
Total Short-Term Investments
(cost $16,916,070)			16,916,143

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—15.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,378,942)	3,378,942[c]	3,378,942

Total Investments (cost $21,722,101)	101.0%	21,856,384
Liabilities, Less Cash and Receivables	(1.0%)	(206,872)
Net Assets	100.0%	21,649,512

CHF—Swiss Franc
a	Non-income producing security.
b	Held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Short-Term/		Options Purchased	7.2
Money Market Investments	93.8		101.0

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF FINANCIAL FUTURES

April 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 4/30/2012($)
Financial Futures Long
Amsterdam Exchange Index	24	1,937,052	May 2012	(6,237)
ASX SPI 200 Index	13	1,487,684	June 2012	53,749
CAC 40 10 Euro	66	2,760,847	May 2012	3,133
Euro-Bond Options	40	1,434,206	May 2012	199,378
FTSE/MIB Index	10	949,850	June 2012	(135,943)
IBEX 35 Index	3	272,884	May 2012	(8,701)
S&P/Toronto
Stock Exchange 60 Index	4	565,535	June 2012	13,057
Standard & Poor’s 500 E-mini	17	1,184,560	June 2012	5,466
Financial Futures Short
Australian 10 Year Bonds	10	(1,247,382)	June 2012	(15,302)
Canadian 10 Year Bonds	10	(1,336,606)	June 2012	1,453
Euro-Bond	14	(2,614,368)	June 2012	(38,627)
FTSE 100	1	(92,803)	June 2012	(2,561)
Hang Seng	11	(1,484,580)	May 2012	(28,788)
Japanese 10 Year Mini Bonds	17	(3,044,862)	June 2012	(6,995)
Long Gilt	40	(7,509,337)	June 2012	(27,773)
Topix Index	23	(2,311,666)	June 2012	46,041
U.S. Treasury 10 Year Notes	11	(1,455,094)	June 2012	(9,718)
Gross Unrealized Appreciation				322,277
Gross Unrealized Depreciation				(280,645)

See notes to financial statements.

The Fund 9

STATEMENT OF OPTIONS WRITTEN
April 30, 2012 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
Swiss Market Index Futures,
June 2012 @ CHF 6,108	80	[a]	(9,408)
Swiss Market Index Futures,
June 2012 @ CHF 6,208	290	[a]	(19,487)
(premiums received $64,157)			(28,895)

CHF—Swiss Franc
a Non-income producing security.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		18,343,159	18,477,442
Affiliated issuers		3,378,942	3,378,942
Cash			9,637
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			349,310
Receivable for shares of Common Stock subscribed			67,898
Dividends and interest receivable			335
Prepaid expenses			26,950
			22,310,514
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			15,163
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			492,461
Payable for futures variation margin—Note 4			94,929
Outstanding options written, at value (premiums received
$64,157)—See Statement of Options Written—Note 4			28,895
Payable for shares of Common Stock redeemed			1,297
Accrued expenses			28,257
			661,002
Net Assets ($)			21,649,512
Composition of Net Assets ($):
Paid-in capital			21,787,337
Accumulated Investment (loss)—net			(159,206)
Accumulated net realized gain (loss) on investments			(37,220)
Accumulated net unrealized appreciation (depreciation) on investments, options and foreign currency transactions (including $41,632
qnet unrealized appreciation on financial futures)			58,601
Net Assets ($)			21,649,512

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	6,237,217	1,250,059	14,162,236
Shares Outstanding	522,920	107,949	1,176,194
Net Asset Value Per Share ($)	11.93	11.58	12.04

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	3,248
Cash dividends;
Affiliated issuers	1,727
Total Income	4,975
Expenses:
Management fee—Note 3(a)	131,088
Registration fees	27,419
Auditing fees	23,633
Shareholder servicing costs—Note 3(c)	18,780
Prospectus and shareholders’ reports	7,550
Distribution fees—Note 3(b)	4,515
Custodian fees—Note 3(c)	928
Directors’ fees and expenses—Note 3(d)	843
Legal fees	431
Loan commitment fees—Note 2	117
Miscellaneous	6,721
Total Expenses	222,025
Less—reduction in management fee due to undertaking—Note 3(a)	(57,839)
Less—reduction in fees due to earnings credits—Note 3(c)	(5)
Net Expenses	164,181
Investment (Loss)—Net	(159,206)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,688
Net realized gain (loss) on options transactions	(39,562)
Net realized gain (loss) on financial futures	169,424
Net realized gain (loss) on forward foreign currency exchange contracts	(199,715)
Net Realized Gain (Loss)	(65,165)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(11,036)
Net unrealized appreciation (depreciation) on options transactions	185,485
Net unrealized appreciation (depreciation) on financial futures	(336,528)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	36,773
Net Unrealized Appreciation (Depreciation)	(125,306)
Net Realized and Unrealized Gain (Loss) on Investments	(190,471)
Net (Decrease) in Net Assets Resulting from Operations	(349,677)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment (loss)—net	(159,206)	(269,216)
Net realized gain (loss) on investments	(65,165)	252,291
Net unrealized appreciation
(depreciation) on investments	(125,306)	(52,052)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(349,677)	(68,977)
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	—	(453,969)
Class C Shares	—	(75,261)
Class I Shares	—	(293,950)
Total Dividends	—	(823,180)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,652,426	7,877,793
Class C Shares	148,292	670,211
Class I Shares	2,043,854	18,498,422
Dividends reinvested:
Class A Shares	—	273,731
Class C Shares	—	43,293
Class I Shares	—	212,881
Cost of shares redeemed:
Class A Shares	(3,779,981)	(9,145,162)
Class C Shares	(74,005)	(678,711)
Class I Shares	(4,193,216)	(6,249,990)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,202,630)	11,502,468
Total Increase (Decrease) in Net Assets	(2,552,307)	10,610,311
Net Assets ($):
Beginning of Period	24,201,819	13,591,508
End of Period	21,649,512	24,201,819
Accumulated investment (loss)—net	(159,206)	—

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Capital Share Transactions:
Class A
Shares sold	301,497	649,060
Shares issued for dividends reinvested	—	22,623
Shares redeemed	(315,890)	(762,454)
Net Increase (Decrease) in Shares Outstanding	(14,393)	(90,771)
Class C
Shares sold	12,723	56,150
Shares issued for dividends reinvested	—	3,647
Shares redeemed	(6,348)	(57,539)
Net Increase (Decrease) in Shares Outstanding	6,375	2,258
Class I
Shares sold	167,980	1,514,572
Shares issued for dividends reinvested	—	17,478
Shares redeemed	(345,495)	(518,505)
Net Increase (Decrease) in Shares Outstanding	(177,515)	1,013,545

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2012		Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value,
beginning of period	12.09	12.73	11.91	10.75	12.50
Investment Operations:
Investment income (loss)—net[b]	(.09)	(.17)	(.17)	(.15)	.12
Net realized and unrealized
gain (loss) on investments	(.07)	.25	.99	1.48	(1.87)
Total from Investment Operations	(.16)	.08	.82	1.33	(1.75)
Distributions:
Dividends from investment income—net	—	—	—	(.17)	—
Dividends from net realized
gain on investments	—	(.72)	—	—	—
Total Distributions	—	(.72)	—	(.17)	—
Net asset value, end of period	11.93	12.09	12.73	11.91	10.75
Total Return (%)[c]	(1.32)[d]	.66	6.89	12.52	(14.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.00[e]	2.06	2.15	2.65	3.04[e]
Ratio of net expenses
to average net assets	1.50[e]	1.50	1.50	1.50	1.48[e]
Ratio of net investment income
(loss) to average net assets	(1.46)[e]	(1.41)	(1.37)	(1.29)	1.14[e]
Portfolio Turnover Rate	—	—	—	—	—
Net Assets, end of period ($ x 1,000)	6,237	6,498	7,995	8,911	4,630

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2012		Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	11.79	12.51	11.79	10.68	12.50
Investment Operations:
Investment income (loss)—net[b]	(.13)	(.26)	(.26)	(.22)	.03
Net realized and unrealized
gain (loss) on investments	(.08)	.26	.98	1.45	(1.85)
Total from Investment Operations	(.21)	—	.72	1.23	(1.82)
Distributions:
Dividends from
investment income—net	—	—	—	(.12)	—
Dividends from net realized
gain on investments	—	(.72)	—	—	—
Total Distributions	—	(.72)	—	(.12)	—
Net asset value, end of period	11.58	11.79	12.51	11.79	10.68
Total Return (%)[c]	(1.78)[d]	.00[e]	6.11	11.64	(14.56)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.84[f]	2.82	2.96	3.32	4.00[f]
Ratio of net expenses
to average net assets	2.25[f]	2.25	2.25	2.25	2.23[f]
Ratio of net investment income
(loss) to average net assets	(2.21)[f]	(2.16)	(2.13)	(2.03)	.35[f]
Portfolio Turnover Rate	—	—	—	—	—
Net Assets, end of period ($ x 1,000)	1,250	1,197	1,243	1,440	997

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Amount represents less than .01%.
f	Annualized.

See notes to financial statements.

16

	Six Months Ended
	April 30, 2012		Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value,
beginning of period	12.19	12.80	11.94	10.78	12.50
Investment Operations:
Investment income (loss)—net[b]	(.07)	(.14)	(.14)	(.11)	.09
Net realized and unrealized
gain (loss) on investments	(.08)	.25	1.00	1.48	(1.81)
Total from Investment Operations	(.15)	.11	.86	1.37	(1.72)
Distributions:
Dividends from
investment income—net	—	—	—	(.21)	—
Dividends from net realized
gain on investments	—	(.72)	—	—	—
Total Distributions	—	(.72)	—	(.21)	—
Net asset value, end of period	12.04	12.19	12.80	11.94	10.78
Total Return (%)	(1.23)[c]	.90	7.20	12.91	(13.76)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72[d]	1.76	1.89	2.57	3.12[d]
Ratio of net expenses
to average net assets	1.25[d]	1.25	1.25	1.25	1.23[d]
Ratio of net investment income
(loss) to average net assets	(1.21)[d]	(1.18)	(1.12)	(1.07)	1.03[d]
Portfolio Turnover Rate	—	—	—	—	—
Net Assets, end of period ($ x 1,000)	14,162	16,506	4,354	1,708	3,851

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Absolute Return Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers thirteen series, including the fund. The fund’s investment objective is to seek total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

18

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

techniques used during annual and interim periods.Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by

20

the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	3,378,942	—	—	3,378,942
U.S. Treasury	—	16,916,143	—	16,916,143
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	349,310	—	349,310
Futures†	322,277	—	—	322,277
Options Purchased	1,490,000	71,299	—	1,561,299
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	(492,461)	—	(492,461)
Futures†	(280,645)	—	—	(280,645)
Options Written	—	(28,895)	—	(28,895)
† Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy:

22

quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,649,373		10,544,166	11,814,597	3,378,942		15.6

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $51,801 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. If not applied, the carryover expires in fiscal 2019.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $91,906 and long-term capital gains $731,274. The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until March 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct expenses of none of the classes (exclusive of taxes, brokerage commissions, Rule 12b-1 fees, interest expense, shareholder services fees, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the funds average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $57,839 during the period ended April 30, 2012.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2012, the Distributor retained $1,850 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class C shares were charged $4,515 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make

26

payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A and Class C shares were charged $9,168 and $1,505, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $1,978 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $147 pursuant to the cash management agreement which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $928 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $20,075, Rule 12b-1 distribution plan fees $764, shareholder services plan fees $1,618, custodian fees $1,086, chief compliance officer fees $2,122 and transfer agency per account fees $668, which are offset against an expense reimbursement currently in effect in the amount of $11,170.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

During the period ended April 30, 2012, there were no purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts.

The following tables show the fund’s exposure to different types of market risk as it relates to the statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity rate risk[1,2]	192,745	Equity risk[1,3]	(211,125)
Interest rate risk[1,2]	1,690,831	Interest rate risk[1]	(98,415)
Foreign exchange risk[4]	349,310	Foreign exchange risk[5]	(492,461)
Gross fair value of
derivatives contracts	2,232,886		(802,001)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities of Unaffiliated issuers at market value.
3	Outstanding options written, at value.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.

28

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[6]	Options[7]	Contracts[8]	Total
Equity	183,672	(227,950)	—	(44,278)
Interest rate	(14,248)	188,388	—	174,140
Foreign exchange	—	—	(199,715)	(199,715)
Total	169,424	(39,562)	(199,715)	(69,853)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[9]	Options[10]	Contracts[11]	Total
Equity	(336,528)	185,485	—	(151,043)
Interest rate	—	—	—	—
Foreign exchange	—	—	36,773	36,773
Total	(336,528)	185,485	36,773	(114,270)

Statement of Operations location:

6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on options transactions.
8	Net realized gain (loss) on forward foreign currency exchange contracts.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on options transactions.
[11] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2012 are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and the value of equities or as a substitute for an investment. The fund is subject to interest rate and equity risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

30

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended April 30, 2012:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	(Loss) ($)
Contracts outstanding
October 31, 2011	90	29,121
Contracts written	830	143,930
Contracts terminated:
Contracts closed	550	108,894	234,015	(125,121)
Contracts Outstanding
April 30, 2012	370	64,157

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2012:

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
6/20/2012 [a]	3	2,400,363	2,489,501	2,487,363	(2,138)
6/20/2012 [b]	2	1,679,899	1,756,251	1,740,786	(15,465)
6/20/2012 [c]	2	1,936,044	2,016,843	2,006,215	(10,628)
British Pound,
Expiring:
6/20/2012 [a]	6	1,776,470	2,833,215	2,882,102	48,887
6/20/2012	3	1,373,900	2,179,421	2,228,982	49,561
Canadian Dollar,
Expiring:
6/20/2012 [a]	11	6,213,425	6,250,662	6,282,463	31,801
6/20/2012 [c]	1	844,900	841,159	854,288	13,129
Euro,
Expiring:
6/20/2012 [a]	5	2,483,300	3,280,370	3,287,924	7,554
6/20/2012 [b]	1	683,000	903,773	904,302	529
6/20/2012 [c]	1	296,000	388,888	391,908	3,020
Japanese Yen,
Expiring:
6/20/2012 [a]	4	78,129,904	946,718	979,038	32,320
6/20/2012 [c]	1	355,678,254	4,302,542	4,456,970	154,428
New Zealand Dollar,
Expiring
6/20/2012 [a]	5	1,201,900	976,186	979,421	3,235
Norwegian Krone,
Expiring:
6/20/2012 [a]	6	10,330,090	1,800,664	1,801,354	690
6/20/2012 [c]	3	7,663,792	1,338,474	1,336,407	(2,067)

32

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases
(continued):
Swedish Krona,
Expiring:
6/20/2012 [a]	9	22,060,045	3,284,698	3,275,249	(9,449)
6/20/2012 [b]	1	4,015,200	600,186	596,136	(4,050)
6/20/2012 [c]	1	1,342,505	197,529	199,321	1,792
Swiss Franc,
Expiring:
6/20/2012 [a]	1	5,460	5,946	6,019	73
6/20/2012 [c]	1	117,958	128,356	130,042	1,686
Sales:			Proceeds ($)
Australian Dollar,
Expiring:
6/20/2012 [a]	9	3,780,530	3,875,196	3,917,553	(42,357)
6/20/2012 [b]	1	579,200	592,614	600,192	(7,578)
6/20/2012 [c]	2	604,600	616,812	626,513	(9,701)
British Pound,
Expiring:
6/20/2012 [a]	3	1,281,024	2,019,076	2,078,302	(59,226)
6/20/2012 [b]	1	177,000	286,409	287,161	(752)
6/20/2012 [c]	2	2,674,747	4,185,883	4,339,445	(153,562)
Canadian Dollar,
Expiring:
6/20/2012 [a]	2	495,000	493,142	500,500	(7,358)
6/20/2012 [b]	1	53,000	53,798	53,589	209
6/20/2012 [c]	2	471,000	471,499	476,233	(4,734)
Euro,
Expiring:
6/20/2012 [a]	8	7,601,475	9,987,670	10,064,460	(76,790)
6/20/2012 [c]	2	943,500	1,234,973	1,249,207	(14,234)
Japanese Yen,
Expiring:
6/20/2012 [a]	4	128,942,400	1,601,612	1,615,765	(14,153)
6/20/2012 [b]	1	32,039,000	396,733	401,478	(4,745)
6/20/2012 [c]	3	68,012,800	838,883	852,262	(13,379)
New Zealand Dollar,
Expiring:
6/20/2012 [a]	3	741,585	600,270	604,313	(4,043)
6/20/2012 [c]	2	271,737	221,833	221,437	396

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Norwegian Krone,
Expiring:
6/20/2012 [a]	7	15,313,400	2,645,384	2,670,340	(24,956)
6/20/2012 [c]	1	901,600	154,656	157,220	(2,564)
Swedish Krona,
Expiring:
6/20/2012 [a]	3	4,199,400	617,248	623,484	(6,236)
6/20/2012 [c]	2	2,117,500	312,785	314,385	(1,600)
Swiss Franc,
Expiring
6/20/2012 [b]	1	192,827	211,884	212,580	(696)
Gross Unrealized
Appreciation					349,310
Gross Unrealized
Depreciation					(492,461)

Counterparties:
a	Citigroup
b	Morgan Stanley
c	UBS

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Equity futures contracts	14,479,019
Interest rate futures contracts	23,401,009
Equity options contracts	50,364
Interest rate options contracts	1,374,748
Forward contracts	42,356,479

At April 30, 2012, accumulated net unrealized appreciation on investments was $134,283, consisting of $134,369 gross unrealized appreciation and $86 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

34

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations,

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians and ranked first in its Performance Group for the one, two and three year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

36

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2013, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, tax, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed 1.25% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

38

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund 39

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2012 MBSC Securities Corporation

Dreyfus

Global Dynamic

Bond Fund

SEMIANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
21	Notes to Financial Statements
34	Information About the Review and
Approval of the Fund’s Management and
Sub-Investment Advisory Agreements

FOR MORE INFORMATION
Back Cover

Dreyfus
Global Dynamic
Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Dynamic Bond Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets had weathered heightened volatility by the start of the reporting period as investors fled riskier assets due to adverse macroeconomic concerns ranging from the sovereign debt crisis in Europe to a contentious debate in the United States regarding government borrowing and spending.These developments triggered sharp rallies among traditional safe havens, such as U.S. government securities. Better U.S. economic news derailed the rally in the fall of 2011, but U.S. government bond yields continued to trend downward and remained low over the reporting period when the Federal Reserve Board took action to reduce longer-term interest rates. While corporate-backed bonds were hurt during the flight to quality, they rebounded over the reporting period as business conditions improved and investors searched for competitive yields in a low interest-rate environment.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Paul Brain, Howard Cunningham and Jonathan Day, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Global Dynamic Bond Fund’s Class A shares produced a total return of 3.38%, Class C shares returned 3.08% and Class I shares returned 3.47%.1 In comparison, the fund’s performance baseline benchmark, the U.S. $1-Month London Interbank Offered Rate (LIBOR), and its broad-based securities market index, the Citibank 30-DayTreasury Bill Index, produced total returns of 0.13% and 0.01%, respectively, for the same period.2,3

International bonds remained volatile over the reporting period as market sentiment shifted along with investors’ views of a sovereign debt crisis in Europe and remedial measures implemented by the region’s policymakers. The fund’s returns were higher than its benchmark, mainly due to its holdings of higher yielding securities that gained value during market rallies.

The Fund’s Investment Approach

The fund seeks total return consisting of income and capital appre-ciation.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other instruments that provide investment exposure to global bond markets, including developed and emerging capital markets.We employ a dynamic, unconstrained approach in allocating the fund’s assets among government bonds, emerging market sovereign debt, investment grade and high yield corporate instruments and currencies. We combine a top-down approach, emphasizing global economic trends and current investment themes, with bottom-up security selection based on fundamental research to allocate the fund’s investments. In choosing investments, we consider key trends in global economic variables, investment themes, relative valuations of debt securities and cash, long-term trends in currency movements, and company fundamentals.

European Sovereign Debt Crisis Fueled Heightened Volatility

By the start of the reporting period, investor confidence already had begun to recover from severe bouts of volatility in the wake of a sovereign

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

debt crisis in Europe, inflation fears in China and an unprecedented downgrade of longer-term U.S. government debt by a major credit-rating agency.These developments triggered a dramatic shift away from riskier assets and toward traditional safe havens such as U.S. Treasuries, German bunds and U.K. gilts, leaving their yields near historical lows.

Investors’ economic concerns continued to ease over the final weeks of 2011 and the opening months of 2012, when the European Union seemed to make progress in addressing some of the region’s financial problems through the central bank’s Long Term Refinancing Operation (“LTRO”), which helped avert a more severe crisis in the region’s banking system. In addition, inflationary pressures in China moderated and its economy appeared headed for a “soft landing,” while the U.S. economy posted encouraging gains in employment and manufacturing activity.

Consequently, higher yielding securities including corporate bonds and asset-backed securities rallied as yield differences narrowed along the global markets’ credit-quality spectrum. Meanwhile, yields of sovereign bonds from fiscally healthy nations remained low, and yields on bonds from more troubled European nations declined to more manageable levels. However, toward the reporting period’s end, global bond markets gave back some of their earlier gains as concerns regarding structural economic imbalances in Europe again intensified.

Constructive Posture Buoyed the Fund’s Results

The fund benefited during much of the reporting period from exposure to higher yielding market sectors, including emerging-markets sovereign debt as well as investment-grade corporate bonds and high yield securities in Europe.We had established or increased these positions during periods of weakness, and they rebounded strongly as global economic worries eased. At the same time, we reduced the fund’s exposure to traditional safe havens in favor of broader exposure to global bond markets.We later trimmed the fund’s high yield positions after yield differences had narrowed along the market’s credit-quality spectrum.

The fund also received positive contributions to relative performance from its currency strategy, which emphasized currencies, such as the Canadian dollar and Mexican peso, that are closely tied to the recovering U.S. economy. However, positions in the Norwegian kroner and Singapore dollar detracted mildly from results when they depreciated relative to the U.S. dollar.

4

Adjusting to a Changing Market Environment

Although interest rates are likely to remain low for some time, the bulk of gains stemming from declining rates likely are behind us. In addition, we expect bouts of heightened volatility over the remainder of 2012 as investors react to economic and political headlines in Europe and other regions of the world.

Consequently, we increased the fund’s average duration late in the reporting period through purchases of sovereign bonds from the United States, Australia, Canada, Norway and New Zealand. We adjusted the fund’s currency exposures in emerging markets by reducing positions in Columbia and Peru, while increasing holdings in Poland and Mexico. We employed forward foreign exchange contracts to manage risks in the fund’s currency exposures.

May 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions and potentially less liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Class A, Class C and Class I shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the returns for Class A, C and I shares would have been lower.

2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.

3 SOURCE: BLOOMBERG – London Interbank Offered Rate (LIBOR).The rate of interest at which banks borrow funds, in marketable size, from other banks in the London interbank market. LIBOR is the most widely used benchmark or reference rate for short term interest rates, and is an international rate.The London Interbank Offered Rate is fixed each morning at 11 a.m. London time by the British Bankers’ Association (BBA).The rate is an average derived from 16 quotations provided by banks determined by the British Bankers’ Association; the four highest and lowest are then eliminated and an average of the remaining eight is calculated to arrive at the fix. Eurodollar Libor is calculated on an ACT/360 day count basis and settlement is for two days hence.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Dynamic Bond Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.56	$9.34	$4.30
Ending value (after expenses)	$1,033.80	$1,030.80	$1,034.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.52	$9.27	$4.27
Ending value (after expenses)	$1,019.39	$1,015.66	$1,020.64

† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.85% for Class C and .85%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—84.9%		Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary—1.9%
Edcon Proprietary,
Scd. Notes	EUR	4.13	6/15/14	50,000	[b]	58,739
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	50,000		66,701
Unitymedia Hessen,
Sr. Scd. Notes	EUR	8.13	12/1/17	50,000		69,908
						195,348
Consumer Staples—4.5%
Altria Group,
Gtd. Notes		9.95	11/10/38	56,000		88,739
BAT International Finance,
Gtd. Notes		8.13	11/15/13	95,000		104,802
British Sugar,
Gtd. Debs.	GBP	10.75	7/2/13	31,000		55,205
CEDC Finance Corp.
International,
Sr. Scd. Notes	EUR	8.88	12/1/16	50,000		52,286
China Green Holdings,
Gtd. Bonds	CNY	3.00	4/12/13	200,000		23,945
Imperial Tobacco Finance,
Gtd. Notes	GBP	8.13	3/15/24	50,000		106,514
Tate & Lyle
International Finance,
Gtd. Notes	GBP	6.50	6/28/12	25,000		40,836
						472,327
Energy—5.0%
BG Energy Capital,
Gtd. Notes	GBP	5.88	11/13/12	40,000		66,460
BP Capital Markets,
Gtd. Notes	EUR	4.50	11/8/12	50,000		67,413
Chesapeake Energy,
Gtd. Notes		6.78	3/15/19	40,000		38,950
EXCO Resources,
Gtd. Notes		7.50	9/15/18	50,000		42,875
Petrobras
International Finance,
Gtd. Notes		3.88	1/27/16	90,000		94,665

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Petrobras
International Finance,
Gtd. Notes	GBP	6.25	12/14/26	100,000		172,846
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		35,809
						519,018
Entertainment & Gaming—1.0%
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	50,000		59,235
Travelport,
Gtd. Notes		9.88	9/1/14	60,000		40,350
						99,585
Financial—20.9%
Allied Irish Banks,
Govt. Gtd. Notes	EUR	3.25	2/4/13	50,000		65,027
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	42,195		65,590
Bank Nederlandse Gemeenten,
Sr. Unscd. Notes		0.68	5/3/13	100,000	[b]	99,600
Bank of England Euro Note,
Sr. Unscd. Notes		1.38	3/7/14	95,000		96,666
BNP Paribas
Jr. Sub. Bonds	GBP	5.95	4/29/49	50,000	[b]	53,194
BUPA Finance,
Gtd. Notes	GBP	7.50	7/4/16	50,000		92,036
Co-Operative Bank,
Sub. Notes	GBP	5.75	12/2/24	50,000	[b]	61,908
Duesseldorfer
Hypothekenbank,
Govt. Gtd. Bonds	EUR	1.88	12/13/13	100,000		134,773
Eksportfinans,
Sr. Unscd. Notes	EUR	4.75	6/11/13	25,000		33,672
Experian Finance,
Gtd. Notes	GBP	5.63	12/12/13	20,000		34,289
F&C Commercial
Property Finance,
Sr. Scd. Notes	GBP	5.23	6/30/17	50,000	[b]	84,496
Housing Finance,
Sr. Scd. Notes	GBP	0.00	12/31/12	50,000	[c]	79,666

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
HSBC Bank,
Sub. Notes	GBP	5.75	6/27/17	50,000	[b]	80,850
Hutchinson Ports Finance,
Gtd. Bonds	GBP	6.75	12/7/15	30,000		55,501
ICAP Group Holdings,
Sr. Unscd. Notes	EUR	7.50	7/28/14	50,000		69,616
Irish Life & Permanent,
Govt. Gtd. Notes	EUR	4.00	3/10/15	50,000		57,667
ISS,
Scd. Notes	EUR	8.88	5/15/16	50,000		67,013
Juneau Investments,
Sr. Scd. Notes	GBP	5.90	2/22/21	30,000		40,654
Juturna European
Loan Conduit No.
16, Scd. Notes	GBP	5.06	8/10/33	48,528	[b]	81,587
Prudential,
Jr. Sub. Notes		11.75	12/29/49	65,000	[b]	74,659
Reed Elsevier Investments,
Gtd. Notes	GBP	7.00	12/11/17	50,000		97,203
Royal Bank of Scotland,
Sr. Unscd. Notes	AUD	6.47	3/10/14	100,000	[b]	102,549
SLM Student Loan,
Asset-Backed Notes	GBP	5.15	12/15/39	100,000		129,827
Suncorp-Metway,
Govt. Gtd. Notes	GBP	4.00	1/16/14	85,000		144,768
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,775		82,925
UBS,
Sub. Notes	GBP	5.25	6/21/21	50,000	[b]	77,449
US Bank,
Sub. Notes	EUR	1.10	2/28/17	50,000	[b]	61,304
Woodside Finance,
Gtd. Notes		8.75	3/1/19	44,000		56,680
						2,181,169
Foreign/Governmental—30.1%
Barbadian Government,
Unscd. Bonds	GBP	13.50	7/1/15	39,000		73,587
Bulgarian Government,
Sr. Unscd. Bonds		8.25	1/15/15	90,000		102,150

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Canadian Government,
Bonds	CAD	2.00	6/1/16	130,000		133,830
Czech Republic Government,
Bonds, Ser. 51	CZK	4.00	4/11/17	2,640,000		150,697
Czech Republic Government,
Bonds, Ser. 56	CZK	5.00	4/11/19	1,910,000		115,058
European Bank for
Reconstruction &
Development, Notes	NOK	4.00	5/11/17	180,000		32,551
European Bank for
Reconstruction &
Development,
Sr. Unscd. Notes	IDR	6.75	2/19/13	280,000,000		30,871
European Investment Bank,
Sr. Unscd. Bonds	GBP	1.09	1/5/16	75,000	[b]	119,901
European Investment Bank,
Sr. Unscd. Bonds	IDR	6.00	4/22/14	160,000,000		17,569
Finnish Government,
Sr. Unscd. Notes	GBP	1.11	2/25/16	100,000	[b]	160,206
FMS Wertmanagement,
Gov’t Gtd. Notes	EUR	3.00	8/3/18	100,000		141,989
Mexican Government,
Bonds, Ser. M10	MXN	7.75	12/14/17	2,170,000		185,805
Mexican Government,
Bonds, Ser. M	MXN	8.00	6/11/20	3,550,000		309,744
New South Wales Treasury,
Gov’t Gtd. Bonds, Ser. CIB1	AUD	2.75	11/20/25	85,000	[d]	107,405
New Zealand Government,
Sr. Unscd. Bonds, Ser. 1217	NZD	6.00	12/15/17	540,000		502,080
Norwegian Government,
Bonds, Ser 473	NOK	4.50	5/22/19	994,000		204,447
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.95	8/12/31	410,000		173,000
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	187,000		201,025
Romanian Government,
Sr. Unscd. Bonds	EUR	5.00	3/18/15	30,000		40,704
United Kingdom Gilt,
Bonds, Ser. 3MO	GBP	1.25	11/22/17	115,000	[e]	267,242

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Venezuelan Government,
Sr. Unscd. Notes		10.75	9/19/13	65,000		68,575
						3,138,436
Health Care—.7%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	50,000		67,509
Industrial—.7%
BAA Funding,
Sr. Scd. Bonds	EUR	4.60	2/15/18	50,000		71,026
Materials—4.4%
Ardagh Glass Finance,
Gtd. Bonds	EUR	7.13	6/15/17	50,000		62,876
Cemex Finance,
Sr. Scd. Notes	EUR	9.63	12/14/17	50,000		62,379
HeidelbergCement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	50,000		70,004
Ineos Group Holdings,
Scd. Notes	EUR	7.88	2/15/16	50,000		61,221
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	50,000		64,696
Lecta,
Scd. Notes	EUR	3.68	2/15/14	50,000	[b]	65,854
OI European Group,
Gtd. Notes	EUR	6.75	9/15/20	50,000		70,818
						457,848
Telecommunications—5.8%
British Telecommunications,
Sr. Unscd. Notes	EUR	5.25	1/22/13	100,000	[b]	136,387
Cable & Wireless
Communications,
Sr. Unscd. Bonds	GBP	8.75	8/6/12	20,000		32,783
Cable & Wireless International,
Gtd. Bonds	GBP	8.63	3/25/19	40,000		63,293
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	65,000		60,287
Deutsche
Telekom International
Finance, Gtd. Notes	GBP	7.13	9/26/12	40,000		66,363

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Telecommunications (continued)
Nextel Communications,
Gtd. Notes, Ser. D		7.38	8/1/15	60,000		58,500
Satmex Escrow,
Sr. Scd. Notes		9.50	5/15/17	50,000		52,375
Telefonica Emisiones,
Gtd. Notes		5.13	4/27/20	75,000		69,622
Wind Acquisition Finance,
Gtd. Notes	EUR	11.75	7/15/17	50,000		62,048
						601,658
U.S. Government Securities—8.6%
U.S. Treasury Bonds;
4.25%, 5/15/39				225,000		276,609
U.S. Treasury Notes:
0.25%, 2/28/14				95,000		95,011
2.13%, 8/15/21				515,000		528,277
						899,897
Utilities—1.3%
Intergen,
Sr. Scd. Bonds	GBP	9.50	6/30/17	35,000		57,938
SSE,
Sub. Notes	GBP	5.45	9/29/49	50,000	[b]	79,522
						137,460
Total Bonds and Notes
(cost $8,801,404)						8,841,281

Common Stocks—5.0%				Shares		Value ($)
Exchange Traded Funds
iShares JPMorgan Emerging
Markets Bond Fund
(cost $515,478)				4,642		522,945

12

Other Investment—5.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $533,747)	533,747[f]	533,747

Total Investments (cost $9,850,629)	95.0%	9,897,973
Cash and Receivables (Net)	5.0%	521,461
Net Assets	100.0%	10,419,434

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
CAD—Canadian Dollar
CNY—ChineseYuan Renminbi
CZK—Czech Republic Koruna
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
MXN—Mexican New Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian New Sol
b Variable rate security—interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
e Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	46.2	Money Market Investment	5.1
Foreign/Governmental	30.1	Common Stocks	5.0
U.S. Government & Agencies	8.6		95.0

† Based on net assets.
See notes to financial statements.

The Fund	13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		9,316,882	9,364,226
Affiliated issuers		533,747	533,747
Cash denominated in foreign currencies		1,161	1,161
Receivable for investment securities sold			498,003
Dividends and interest receivable			158,451
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			18,393
Prepaid expenses			43,344
			10,617,325
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			867
Payable for investment securities purchased			100,697
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			73,765
Accrued expenses			22,562
			197,891
Net Assets ($)			10,419,434
Composition of Net Assets ($):
Paid-in capital			10,327,110
Accumulated distributions in excess of investment income—net			(56,583)
Accumulated net realized gain (loss) on investments			155,535
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(6,628)
Net Assets ($)			10,419,434

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	908,081	535,520	8,975,833
Shares Outstanding	72,045	42,647	711,634
Net Asset Value Per Share ($)	12.60	12.56	12.61

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	192,378
Dividends:
Unaffiliated issuers	16,064
Affiliated issuers	223
Total Income	208,665
Expenses:
Management fee—Note 3(a)	27,521
Auditing fees	22,629
Registration fees	21,146
Legal fees	10,729
Prospectus and shareholders’ reports	5,931
Custodian fees—Note 3(c)	2,348
Distribution fees—Note 3(b)	1,983
Shareholder servicing costs—Note 3(c)	1,704
Directors’ fees and expenses—Note 3(d)	140
Loan commitment fees—Note 2	40
Miscellaneous	15,787
Total Expenses	109,958
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(67,475)
Net Expenses	42,483
Investment Income—Net	166,182
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	25,588
Net realized gain (loss) on forward foreign currency exchange contracts	198,742
Net Realized Gain (Loss)	224,330
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	113,380
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	(207,157)
Net Unrealized Appreciation (Depreciation)	(93,777)
Net Realized and Unrealized Gain (Loss) on Investments	130,553
Net Increase in Net Assets Resulting from Operations	296,735

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011[a]
Operations ($):
Investment income—net	166,182	104,345
Net realized gain (loss) on investments	224,330	(105,391)
Net unrealized appreciation
(depreciation) on investments	(93,777)	87,149
Net Increase (Decrease) in Net Assets
Resulting from Operations	296,735	86,103
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(16,511)	(1,287)
Class C Shares	(14,559)	(302)
Class I Shares	(236,369)	(18,798)
Net realized gain on investments:
Class A Shares	(592)	—
Class C Shares	(575)	—
Class I Shares	(7,931)	—
Total Dividends	(276,537)	(20,387)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	378,463	533,469
Class C Shares	—	563,287
Class I Shares	1,501,600	8,325,000
Dividends reinvested:
Class A Shares	1,403	47
Class C Shares	953	22
Class I Shares	75,600	78
Cost of shares redeemed:
Class A Shares	(14,091)	(1,297)
Class C Shares	(7,574)	(23,440)
Class I Shares	(1,000,000)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	936,354	9,397,166
Total Increase (Decrease) in Net Assets	956,552	9,462,882
Net Assets ($):
Beginning of Period	9,462,882	—
End of Period	10,419,434	9,462,882
Undistributed (distributions in
excess of) investment income—net	(56,583)	44,674

16

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011[a]
Capital Share Transactions:
Class A
Shares sold	30,486	42,683
Shares issued for dividends reinvested	115	4
Shares redeemed	(1,139)	(104)
Net Increase (Decrease) in Shares Outstanding	29,462	42,583
Class C
Shares sold	—	45,049
Shares issued for dividends reinvested	78	2
Shares redeemed	(610)	(1,872)
Net Increase (Decrease) in Shares Outstanding	(532)	43,179
Class I
Shares sold	119,365	666,294
Shares issued for dividends reinvested	6,161	6
Shares redeemed	(80,192)	—
Net Increase (Decrease) in Shares Outstanding	45,334	666,300

a From March 25, 2011 (commencement of operations) to October 31, 2011.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2012	Year Ended
Class A Shares	(Unaudited)	October 31, 2011[a]
Per Share Data ($):
Net asset value, beginning of period	12.58	12.50
Investment Operations:
Investment income—net[b]	.21	.15
Net realized and unrealized
gain (loss) on investments	.20	(.04)
Total from Investment Operations	.41	.11
Distributions:
Dividends from investment income—net	(.38)	(.03)
Dividends from net realized gain on investments	(.01)	—
Total Distributions	(.39)	(.03)
Net asset value, end of period	12.60	12.58
Total Return (%)[c,d]	3.38	.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.71	4.26
Ratio of net expenses to average net assets[e]	1.10	1.10
Ratio of net investment income
to average net assets[e]	3.48	2.04
Portfolio Turnover Rate[d]	76.61	127.38
Net Assets, end of period ($ x 1,000)	908	536

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

18

	Six Months Ended
	April 30, 2012	Year Ended
Class C Shares	(Unaudited)	October 31, 2011[a]
Per Share Data ($):
Net asset value, beginning of period	12.54	12.50
Investment Operations:
Investment income—net[b]	.17	.10
Net realized and unrealized
gain (loss) on investments	.20	(.05)
Total from Investment Operations	.37	.05
Distributions:
Dividends from investment income—net	(.34)	(.01)
Dividends from net realized gain on investments	(.01)	—
Total Distributions	(.35)	(.01)
Net asset value, end of period	12.56	12.54
Total Return (%)[c,d]	3.08	.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	3.31	4.98
Ratio of net expenses to average net assets[e]	1.85	1.85
Ratio of net investment income
to average net assets[e]	2.70	1.30
Portfolio Turnover Rate[d]	76.61	127.38
Net Assets, end of period ($ x 1,000)	536	542

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2012	Year Ended
Class I Shares	(Unaudited)	October 31, 2011[a]
Per Share Data ($):
Net asset value, beginning of period	12.59	12.50
Investment Operations:
Investment income—net[b]	.23	.18
Net realized and unrealized
gain (loss) on investments	.19	(.05)
Total from Investment Operations	.42	.13
Distributions:
Dividends from investment income—net	(.39)	(.04)
Dividends from net realized gain on investments	(.01)	—
Total Distributions	(.40)	(.04)
Net asset value, end of period	12.61	12.59
Total Return (%)[c]	3.47	1.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.31	3.80
Ratio of net expenses to average net assets[d]	.85	.85
Ratio of net investment income
to average net assets[d]	3.70	2.33
Portfolio Turnover Rate[c]	76.61	127.38
Net Assets, end of period ($ x 1,000)	8,976	8,386

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Dynamic Bond Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering thirteen series, including the fund. The fund’s investment objective is to seek total return (consisting of income and capital appreciation).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2012, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A, 40,000 Class C and 399,808 Class I shares of the fund.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

22

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and

24

public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	4,802,948	—	4,802,948
Foreign Government	—	3,138,436	—	3,138,436
Mutual Funds/
Exchange
Traded Funds	1,056,692	—	—	1,056,692
U.S. Treasury	—	899,897	—	899,897
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	18,393	—	18,393
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(73,765)	—	(73,765)

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

26

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2011 ($)	Purchases ($)	Sales ($)	4/30/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	416,749	5,368,295	5,251,297	533,747	5.1

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 30, 2012, the Board of Directors declared a cash dividend of $.087, $.067 and $.095 per share from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on May 1, 2012 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2012.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $20,387. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each,

28

a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, until March 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .85% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $67,475 during the period ended April 30, 2012.

During the period ended April 30, 2012, the Distributor retained $509 from commissions earned on sales of the fund’s Class A shares.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton a monthly fee at an annual rate of .29% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class C shares were charged $1,983 pursuant to the Plan.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A and Class C shares were charged $852 and $661, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $105 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $11 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $2,348 pursuant to the custody agreement.

30

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $5,101, Rule 12b-1 distribution plan fees $328, shareholder services plan fees $293, custodian fees $4,575, chief compliance officer fees $2,122 and transfer agency per account fees $60, which are offset against an expense reimbursement currently in effect in the amount of $11,612.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2012, amounted to $7,478,034 and $6,674,660, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2012:

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
British Pound,
Expiring
5/2/2012 [a]	1	49,000	79,605	79,522	(83)
Japanese Yen,
Expiring
5/16/2012 [b]	1	16,340,000	203,879	204,687	808
Sales:			Proceeds ($)
Australian Dollar,
Expiring
5/16/2012 [a]	2	201,000	214,646	209,051	5,595
British Pound,
Expiring:
5/16/2012 [a]	7	351,000	555,748	569,575	(13,827)
5/16/2012 [b]	3	1,145,250	1,814,501	1,858,420	(43,919)
5/16/2012 [c]	3	191,000	300,489	309,940	(9,451)
Canadian Dollar,
Expiring
5/16/2012 [c]	1	137,000	136,639	138,637	(1,998)
Chinese Yuan
Renminbi,
Expiring
5/16/2012 [b]	1	150,000	23,738	23,758	(20)
Czech Republic
Koruna,
Expiring:
5/16/2012 [a]	1	2,293,000	121,876	121,675	201
5/16/2012 [c]	1	2,550,000	133,582	135,312	(1,730)
Euro,
Expiring:
5/2/2012 [a]	1	825	1,092	1,092	—
5/16/2012 [a]	5	1,411,200	1,869,456	1,868,118	1,338
5/16/2012 [b]	1	52,000	68,816	68,837	(21)

32

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Mexican New Peso,
Expiring:
5/16/2012 [b]	1	2,061,000	160,489	157,964	2,525
5/16/2012 [c]	1	603,000	47,525	46,217	1,308
New Zealand Dollar,
Expiring
5/16/2012 [a]	3	617,000	510,517	503,973	6,544
Norwegian Krone,
Expiring:
5/16/2012 [a]	1	195,163	34,154	34,080	74
5/16/2012 [b]	2	352,000	60,542	61,467	(925)
5/16/2012 [c]	1	820,000	141,400	143,191	(1,791)
Gross Unrealized
Appreciation					18,393
Gross Unrealized
Depreciation					(73,765)

Counterparties:
a	Royal Bank of Scotland
b	UBS
c	JPMorgan Chase & Co.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Forward contracts	6,288,167

At April 30, 2012, accumulated net unrealized appreciation on investments was $47,344, consisting of $255,168 gross unrealized appreciation and $207,824 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 33

INFORMATION ABOUT THE REVIEW AND
APPROVAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

34

legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), for the period ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance since the fundís inception, March 25, 2011, was below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s nine month total return to the return of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was below the Expense Group

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

and Expense Universe medians and the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2013, so that the direct expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.85% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviserís fee is paid by Dreyfus (out of its fee from the fund) and not fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the

36

expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance in light of the short period of the fundís operations.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

38

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2012 MBSC Securities Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Options Written
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
22	Notes to Financial Statements
39	Information About the Renewal of
the Fund’s Management and
Sub-Investment Advisory Agreements

FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real
Return Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Return Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets had weathered heightened volatility by the start of the reporting period as investors fled riskier assets due to adverse macroeconomic concerns ranging from the sovereign debt crisis in Europe to a contentious debate in the United States regarding government borrowing and spending.These developments triggered sharp rallies among traditional safe havens, such as U.S. government securities. Better U.S. economic news derailed the rally in the fall of 2011, but U.S. government bond yields continued to trend downward and remained low over the reporting period when the Federal Reserve Board took action to reduce longer-term interest rates. While corporate-backed bonds were hurt during the flight to quality, they rebounded over the reporting period as business conditions improved and investors searched for competitive yields in a low interest-rate environment.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Suzanne Hutchins (Lead) and James Harries, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Global Real Return Fund’s Class A shares produced a total return of 1.42%, Class C shares returned 1.00% and Class I shares returned 1.56%.1 In comparison, the fund’s performance baseline benchmark, the U.S. $ 1-Month London Interbank Offered Rate (LIBOR), and its broad-based securities market index, the Citibank 30-DayTreasury Bill Index, produced total returns of 0.13% and 0.01%, respectively, for the same period.2,3

Global financial markets remained volatile over the reporting period as prevailing sentiment shifted along with investors’ views of a sovereign debt crisis in Europe. The fund produced higher returns than its benchmark, mainly due to strong results from the fund’s fixed-income positions.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund uses an actively-managed multi-asset strategy to produce absolute or real returns with less volatility than major equity markets over a complete market cycle, typically a period of five years.The fund is not managed relative to an index, but rather seeks to provide a total return with emphasis on capital preservation.

The fund is unconstrained in its approach and invests in a core of return-seeking assets, including global equities, bonds and cash, and, to a lesser extent, real estate, commodities, currencies and non-traditional asset classes and strategies. Derivatives may be used to protect the core of return-seeking assets and meet the fund’s investment objective.

To allocate the fund’s assets, we combine a top-down approach emphasizing economic trends and current investment themes on a global basis, with bottom-up security selection based on fundamental research. In choosing investments, we consider economic trends; investment themes; relative valuations of equity securities, bonds and cash; long-term trends in currency movements; and company fundamentals. Within markets and sectors, we seek attractively priced companies possessing sustainable competitive advantages, and we may invest in such companies anywhere

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

across their capital structures. Identifying the right security characteristics for the prevailing investment environment is key to our approach, which currently emphasizes income and income generation.

European Sovereign Debt Crisis Fueled Heightened Volatility

By the start of the reporting period, investor confidence already had begun to recover in the wake of a sovereign debt crisis in Europe, inflation fears in China and the downgrade of longer-term U.S. government debt by a major credit-rating agency. These developments triggered a dramatic shift away from riskier assets and toward traditional safe havens.

Investors’ concerns continued to ease during the reporting period when the European Union seemed to make progress in addressing the region’s financial problems. In addition, inflationary pressures in China moderated and its economy appeared headed for a “soft landing,” while the U.S. economy posted gains in employment and manufacturing activity.

As a result, yield differences narrowed along the global bond markets’ credit-quality spectrum. Meanwhile, yields of sovereign bonds from fiscally healthy nations remained low, and yields on bonds from European nations declined to more manageable levels. While stocks also produced positive absolute returns, on average, they generally trailed bonds during the reporting period.

Fixed-Income Exposure Buoyed Fund Results

Results were especially robust from the fund’s positions in U.S. index linked Treasuries, as well as specifically chosen government debt in Australia and Norway with the respective currencies hedged back into the U.S. dollar. The fund also benefited from its exposure to corporate debt, where we focused on securities from industrial and telecommunications companies and generally avoided those from financial institutions.The fund’s currency hedging strategy proved effective, as a full U.S. currency exposure through the hedging of overseas currencies back to base helped cushion the effects of weaker exchange rates in other markets.

Among equity securities, the fund’s results were bolstered by pharmaceutical developers Bayer, Roche Holdings and Merck & Co., which gained value as investors rewarded companies with steady earnings growth and high dividend yields. Similarly, growing earnings and high dividends among tobacco producers such as Reynolds American were favored by investors. In the utilities sector, U.S. electricity producer Wisconsin Energy and U.K. water provider Severn Trent fared well due to their defensive characteristics.The fund also benefited from its use of put and call options, which helped cushion the brunt of stock market volatility.

4

Detractors from relative performance were mainly concentrated in the fund’s equity holdings. Gold mining companies Newcrest Mining, Barrick Gold and Newmont Mining fell along with underlying commodity prices. U.K. retailer Tesco was hurt by price reductions that failed to boost its market share.

Maintaining a Cautious Posture

We have maintained a generally cautious investment posture, emphasizing bonds in fiscally healthy markets, such as Australia and New Zealand, and companies in relatively defensive industries. For example, during bouts of price weakness we added to the fund’s positions in gold stocks, which historically have served as hedges against global instability. In our judgment, these are prudent strategies in today’s volatile investment climate.

May 15, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies.Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.

The fund may, but is not required to, use derivative instruments, such as options, futures and options on futures, forward contracts and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2013, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: FACTSET – Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.

3 SOURCE: BLOOMBERG – London Interbank Offered Rate (LIBOR).The rate of interest at which banks borrow funds, in marketable size, from other banks in the London interbank market. LIBOR is the most widely used benchmark or reference rate for short term interest rates, and is an international rate.The London Interbank Offered Rate is fixed each morning at 11 a.m. London time by the British Bankers’ Association (BBA).The rate is an average derived from 16 quotations provided by banks determined by the British Bankers’ Association; the four highest and lowest are then eliminated and an average of the remaining eight is calculated to arrive at the fix. Eurodollar Libor is calculated on an ACT/360 day count basis and settlement is for two days hence.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Return Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.51	$11.24	$6.26
Ending value (after expenses)	$1,014.20	$1,010.00	$1,015.60

COMPARING YOUR FUND’S EXPENSES
  WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.52	$11.27	$6.27
Ending value (after expenses)	$1,017.40	$1,013.67	$1,018.65

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25%
for Class I,multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2012 (Unaudited)

Common Stocks—50.7%	Shares	Value ($)
Australia—2.7%
Newcrest Mining	25,327	694,042
Telstra	52,540	193,794
		887,836
Brazil—.8%
Petroleo Brasileiro, ADR	12,560	278,330
Canada—3.0%
Barrick Gold	13,194	533,433
Yamana Gold	31,185	457,428
		990,861
Denmark—.9%
TDC	43,517	312,041
France—3.4%
Sanofi	5,586	426,348
Total	14,913	712,032
		1,138,380
Germany—2.8%
Bayer	10,192	717,862
Deutsche Telekom	20,220	227,959
		945,821
Japan—2.4%
Asahi Group Holdings	12,000	270,992
INPEX	58	385,020
Japan Tobacco	27	149,981
		805,993
Netherlands—1.4%
Koninklijke KPN	29,906	268,436
Reed Elsevier	15,615	184,145
		452,581
Norway—.8%
Statoil	10,045	268,197
Peru—.4%
Cia de Minas Buenaventura, ADR	3,046	125,708
Poland—.7%
Telekomunikacja Polska	45,177	236,394

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
South Africa—1.0%
MTN Group	19,587	342,411
Switzerland—4.4%
Novartis	10,207	562,838
Roche Holding	3,361	613,952
Syngenta	785	275,634
		1,452,424
United Kingdom—11.2%
BAE Systems	65,350	313,079
BP	32,876	237,428
British American Tobacco	7,236	370,972
Cable & Wireless Communications	198,564	106,310
Centrica	94,444	470,396
GlaxoSmithKline	31,131	719,947
Severn Trent	16,532	453,424
Smith & Nephew	8,345	82,139
SSE	26,402	566,020
Vodafone Group	45,642	126,294
WM Morrison Supermarkets	65,984	300,482
		3,746,491
United States—14.8%
Abbott Laboratories	8,100	502,686
Accenture, Cl. A	5,873	381,451
Annaly Capital Management	13,555 [a]	221,218
Medtronic	8,282	316,372
Merck & Co.	7,890	309,604
Newmont Mining	4,381	208,755
PDL BioPharma	16,747	105,339
PowerShares DB Gold Fund	21,654 [b]	1,249,219
Reynolds American	20,159	823,092
Sprint Nextel	41,603 [b]	103,175
Sysco	11,828	341,829
Wisconsin Energy	10,293	379,194
		4,941,934
Total Common Stocks
(cost $16,511,924)		16,925,402

8

		Coupon	Maturity	Principal
Bonds and Notes—30.6%		Rate (%)	Date	Amount ($)[c]	Value ($)
Australia—5.0%
Australian Goverment,
Sr. Unscd. Bonds, Ser. 136	AUD	4.75	4/21/27	390,000	440,444
Australian Goverment,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	960,000	1,155,596
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	50,000 [d]	64,696
					1,660,736
Brazil—.1%
Petrobras International Finance,
Gtd. Notes		7.88	3/15/19	40,000	49,654
Cayman Islands—.2%
Offshore Group Investments,
Sr. Scd. Notes		11.50	8/1/15	50,000	54,937
EI Salvador—.3%
Telemovil Finance,
Gtd. Notes		8.00	10/1/17	100,000	103,250
Germany—.4%
HeidelbergCement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	50,000	70,004
Unitymedia Hessen,
Sr. Scd. Notes	EUR	8.13	12/1/17	50,000	69,908
					139,912
Ireland—.4%
Ardagh Glass Finance,
Gtd. Bonds	EUR	7.13	6/15/17	50,000	62,876
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	7.25	11/15/17	50,000	70,487
					133,363
Italy—.2%
Lottomatica,
Jr. Sub. Bonds	EUR	8.25	3/31/66	50,000 [d]	59,566
Luxembourg—.4%
Lecta,
Scd. Notes	EUR	3.68	2/15/14	50,000 [d]	65,854
Wind Acquisition Finance,
Gtd. Notes	EUR	11.75	7/15/17	50,000	62,048
					127,902

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[c]		Value ($)
Mexico—.2%
Satmex Escrow,
Sr. Scd. Notes		9.50	5/15/17	70,000		73,325
Netherlands—1.1%
Cable & Wireless
International Finance,
Gtd. Bonds	GBP	8.63	3/25/19	50,000		79,116
Conti-Gummi Finance,
Sr. Scd. Notes	EUR	7.50	9/15/17	50,000		69,825
OI European Group,
Gtd. Notes	EUR	6.75	9/15/20	50,000		70,818
UPC Holding,
Scd. Notes	EUR	8.38	8/15/20	50,000		67,674
Ziggo Bond,
Sr. Unscd. Notes	EUR	8.00	5/15/18	50,000		71,645
						359,078
New Zealand—.4%
New Zealand Government,
Sr. Unscd. Bonds,
Ser. 1217	NZD	6.00	12/15/17	155,000		144,116
Norway—3.2%
Norwegian Government,
Bonds, Ser 473	NOK	4.50	5/22/19	5,178,000		1,065,014
South Africa—.2%
Edcon Proprietary,
Scd. Notes	EUR	4.13	6/15/14	50,000	[d]	58,739
United Kingdom—2.7%
Anglian Water
Services Financing,
Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/24	5,000	[e]	14,009
Co-Operative Bank,
Sub. Notes	GBP	5.63	11/16/21	100,000	[d]	125,750
Dwr Cymru Financing,
Asset Backed Bonds	GBP	1.86	3/31/48	50,000	[e]	95,261

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[c]		Value ($)
United Kingdom (continued)
ICAP Group Holdings,
Sr. Unscd. Notes	EUR	7.50	7/28/14	50,000		69,616
Ineos Finance,
Sr. Scd. Notes	EUR	9.25	5/15/15	50,000		71,149
International
Personal Finance,
Sr. Unscd. Notes	EUR	11.50	8/6/15	65,000		91,633
ISS,
Sr. Scd. Bonds	EUR	11.00	6/15/14	50,000		70,355
John Lewis,
Sr. Unscd. Bonds	GBP	8.38	4/8/19	75,000		152,625
National Grid
Electricity Transmission,
Sr. Unscd. Bonds	GBP	2.98	7/8/18	30,000	[e]	79,491
National Grid Gas,
Gtd. Bonds, Ser. 8M	GBP	4.19	12/14/22	18,000	[e]	57,234
Prudential,
Jr. Sub. Notes		11.75	12/29/49	66,000	[d]	75,808
						902,931
United States—15.6%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	50,000		67,509
CEDC Finance
Corp International,
Sr. Scd. Notes		9.13	12/1/16	100,000		79,500
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	100,000		92,320
EXCO Resources,
Gtd. Notes		7.50	9/15/18	61,000		52,307
Nextel Communications,
Gtd. Notes, Ser. E		6.88	10/31/13	70,000		70,350
Nextel Communications,
Gtd. Notes, Ser. D		7.38	8/1/15	80,000		78,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[c]		Value ($)
United States (continued)
U.S. Treasury Inflation
Protected Securities,
Notes		2.50	1/15/29	591,824	[f]	807,885
U.S. Treasury Notes		0.38	9/30/12	2,629,900		2,632,880
U.S. Treasury Notes		0.75	5/31/12	1,259,000		1,259,787
US Bank,
Sub. Notes	EUR	1.10	2/28/17	50,000	[d]	61,304
						5,201,842
Venezuela—.2%
Petroleos De Venezuela,
Gtd. Notes		8.00	11/17/13	55,000		55,347
Total Bonds And Notes
(cost $9,963,144)						10,189,712
				Number of
Options Purchased—.0%				Contracts		Value ($)
Put Options;
S&P 500 Index Futures,
June 2012 @ $1,275
(cost $19,967)				1,300	[b]	8,320
				Principal
Short-Term Investments—6.7%				Amount ($)		Value ($)
U.S. Treasury Bills;
0.00%, 10/25/12
(cost $2,245,521)				2,247,000		2,245,400

12

Other Investment—22.0%	Shares	Value ($)
Registered Investment Company:
Dreyfus Institutional Preferred Plus Money Market Fund	6,710,000 [g]	6,710,000
NB Global Floating Rate Income Fund	173,664	172,570
RWC Global Convertibles Fund, Cl. B	383 [b]	451,498
Total Other Investment
(cost $7,309,031)		7,334,068

Total Investments (cost $36,049,587)	110.0%	36,702,902
Liabilities, Less Cash and Receivables	(10.0%)	(3,346,215)
Net Assets	100.0%	33,356,687

ADR—American Depository Receipts

a Investment in real estate investment trust.
b Non-income producing security.
c Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
EUR—Euro
GBP—British Pound
NOK—Norwegian Krone
NZD—New Zealand Dollar
d Variable rate security-interest rate subject to periodic change.
e Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the U.S. Consumer Price Index.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Short-Term/		Utilities	5.6
Money Market Investments	26.8	Exchange Traded Funds	3.8
U.S. Government & Agencies	14.1	Mutual Funds: Foreign	1.9
Health Care	10.9	Information Technology	1.1
Materials	9.0	Industrial	.9
Foreign/Governmental	8.4	Financial	.7
Corporate Bonds	8.0	Consumer Discretionary	.6
Consumer Staples	6.8	Options Purchased	.0
Telecommunications	5.8
Energy	5.6		110.0

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF OPTIONS WRITTEN
April 30, 2012 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
FTSE 100 Index Futures,
June 2012 @ GBP 5,900	28	[a]	(20,621)
FTSE 100 Index Futures,
May 2012 @ GBP 6,050	36	[a]	(614)
FTSE 100 Index Futures,
June 2012 @ GBP 6,150	4	[a]	(349)
Put Options:
S&P 500 Index Futures,
June 2012 @ $1,225	13	[a]	(4,550)
(premiums received $74,941)			(26,134)

GBP—British Pound
a Non-income producing security.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	29,339,587	29,992,902
Affiliated issuers	6,710,000	6,710,000
Cash		238,968
Cash denominated in foreign currencies	26,028	25,844
Receivable for shares of Common Stock subscribed		483,082
Dividends and interest receivable		189,143
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		59,418
Prepaid expenses		28,809
		37,728,166
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		24,574
Payable for investment securities purchased		4,062,409
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		215,305
Outstanding options written, at value (premiums received
$74,941)—See Statement of Options Written—Note 4		26,134
Payable for shares of Common Stock redeemed		9,265
Accrued expenses		33,792
		4,371,479
Net Assets ($)		33,356,687
Composition of Net Assets ($):
Paid-in capital		32,736,012
Accumulated undistributed investment income—net		49,379
Accumulated net realized gain (loss) on investments		29,622
Accumulated net unrealized appreciation (depreciation) on investments,
options transactions and foreign currency transactions		541,674
Net Assets ($)		33,356,687

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	7,162,172	425,350	25,769,165
Shares Outstanding	528,378	31,665	1,899,386
Net Asset Value Per Share ($)	13.56	13.43	13.57

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $20,832 foreign taxes withheld at source):
Unaffiliated issuers	261,334
Affiliated issuers	741
Interest	117,916
Total Income	379,991
Expenses:
Management fee—Note 3(a)	113,766
Auditing fees	20,713
Registration fees	20,414
Custodian fees—Note 3(c)	12,888
Shareholder servicing costs—Note 3(c)	11,602
Prospectus and shareholders’ reports	8,517
Distribution fees—Note 3(b)	1,964
Directors’ fees and expenses—Note 3(d)	1,221
Legal fees	1,099
Interest expense—Note 2	74
Loan commitment fees—Note 2	17
Miscellaneous	11,054
Total Expenses	203,329
Less—reduction in management fee due to undertaking—Note 3(a)	(37,747)
Less—reduction in fees due to earnings credits—Note 3(c)	(6)
Net Expenses	165,576
Investment Income—Net	214,415
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(258,026)
Net realized gain (loss) on options transactions	(75,986)
Net realized gain (loss) on forward foreign currency exchange contracts	273,676
Net Realized Gain (Loss)	(60,336)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	253,276
Net unrealized appreciation (depreciation) on options transactions	143,033
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(202,761)
Net Unrealized Appreciation (Depreciation)	193,548
Net Realized and Unrealized Gain (Loss) on Investments	133,212
Net Increase in Net Assets Resulting from Operations	347,627

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	214,415	151,180
Net realized gain (loss) on investments	(60,336)	(84,680)
Net unrealized appreciation
(depreciation) on investments	193,548	(48,006)
Net Increase (Decrease) in Net Assets
Resulting from Operations	347,627	18,494
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(12,051)	—
Class I Shares	(188,051)	—
Net realized gain on investments:
Class A Shares	(13,147)	—
Class C Shares	(1,869)	—
Class I Shares	(110,123)	—
Total Dividends	(325,241)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	6,570,280	2,125,479
Class C Shares	125,034	123,078
Class I Shares	9,692,918	21,104,956
Dividends reinvested:
Class A Shares	24,684	—
Class C Shares	637	—
Class I Shares	279,676	—
Cost of shares redeemed:
Class A Shares	(4,543,648)	(346,366)
Class C Shares	(893,635)	—
Class I Shares	(5,273,239)	(1,161,870)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	5,982,707	21,845,277
Total Increase (Decrease) in Net Assets	6,005,093	21,863,771
Net Assets ($):
Beginning of Period	27,351,594	5,487,823
End of Period	33,356,687	27,351,594
Undistributed investment income—net	49,379	35,066

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Capital Share Transactions:
Class A
Shares sold	482,561	155,976
Shares issued for dividends reinvested	1,846	—
Shares redeemed	(334,770)	(25,746)
Net Increase (Decrease) in Shares Outstanding	149,637	130,230
Class C
Shares sold	9,313	9,070
Shares issued for dividends reinvested	48	—
Shares redeemed	(66,766)	—
Net Increase (Decrease) in Shares Outstanding	(57,405)	9,070
Class I
Shares sold	715,127	1,558,088
Shares issued for dividends reinvested	20,918	—
Shares redeemed	(388,405)	(86,342)
Net Increase (Decrease) in Shares Outstanding	347,640	1,471,746

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2012	Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	13.51	13.44	12.50
Investment Operations:
Investment income—net[b]	.10	.20	.06
Net realized and unrealized
gain (loss) on investments	.09	(.13)	.88
Total from Investment Operations	.19	.07	.94
Distributions:
Dividends from investment income—net	(.07)	—	—
Dividends from net realized
gain on investments	(.07)	—	—
Total Distributions	(.14)	—	—
Net asset value, end of period	13.56	13.51	13.44
Total Return (%)[c]	1.42[d]	.52	7.52[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93[e]	3.53	5.96[e]
Ratio of net expenses to average net assets	1.50[e]	1.50	1.50[e]
Ratio of net investment income
to average net assets	1.70[e]	1.46	.94[e]
Portfolio Turnover Rate	52.45[d]	42.97	49.61[d]
Net Assets, end of period ($ x 1,000)	7,162	5,117	3,340

a	From May 12, 2010 (commencement of initial offering) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2012	Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	13.37	13.39	12.50
Investment Operations:
Investment income—net[b]	.04	.10	.01
Net realized and unrealized
gain (loss) on investments	.09	(.12)	.88
Total from Investment Operations	.13	(.02)	.89
Distributions:
Dividends from net realized
gain on investments	(.07)	—	—
Net asset value, end of period	13.43	13.37	13.39
Total Return (%)[c]	1.00[d]	(.22)	7.20[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.79[e]	4.37	6.75[e]
Ratio of net expenses to average net assets	2.25[e]	2.25	2.25[e]
Ratio of net investment income
to average net assets	.60[e]	.75	.20[e]
Portfolio Turnover Rate	52.45[d]	42.97	49.61[d]
Net Assets, end of period ($ x 1,000)	425	1,190	1,071

a	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

20

	Six Months Ended
	April 30, 2012	Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	13.56	13.46	12.50
Investment Operations:
Investment income—net[b]	.11	.18	.07
Net realized and unrealized
gain (loss) on investments	.10	(.08)	.89
Total from Investment Operations	.21	.10	.96
Distributions:
Dividends from investment income—net	(.13)	—	—
Dividends from net realized
gain on investments	(.07)	—	—
Total Distributions	(.20)	—	—
Net asset value, end of period	13.57	13.56	13.46
Total Return (%)	1.56[c]	.74	7.68[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.51[d]	2.33	5.75[d]
Ratio of net expenses to average net assets	1.25[d]	1.25	1.25[d]
Ratio of net investment income
to average net assets	1.72[d]	1.46	1.19[d]
Portfolio Turnover Rate	52.45[c]	42.97	49.61[c]
Net Assets, end of period ($ x 1,000)	25,769	21,044	1,076

a	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Return Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers thirteen series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), an affiliate of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2012, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 16,472 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

22

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the

24

Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	2,683,990	—	2,683,990
Equity Securities—
Domestic†	3,692,715	—	—	3,692,715
Equity Securities—
Foreign†	11,983,468	—	—	11,983,468
Foreign Government	—	2,805,170	—	2,805,170
Mutual Funds/
Exchange
Traded Funds	8,583,287	—	—	8,583,287
U.S. Treasury	—	6,945,952	—	6,945,952

26

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	59,418	—	59,418
Options Purchased	8,320	—	—	8,320
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(215,305)	—	(215,305)
Options Written	(26,134)	—	—	(26,134)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011- 04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade date and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

28

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		24,941,107	18,231,107	6,710,000		20.1

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the two-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2012, was approximately $12,600 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until March 1, 2013, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $37,747 during the period ended April 30, 2012.

30

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .43% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2012, the Distributor retained $1,181 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class C shares were charged $1,964 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A and Class C shares were charged $5,186 and $655, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $2,427 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash man-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agement fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $161 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $6.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $12,888 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $21,564, Rule 12b-1 distribution plan fees $230, shareholder services plan fees $1,517, custodian fees $4,606, chief compliance officer fees $2,122 and transfer agency per account fees $957, which are offset against an expense reimbursement currently in effect in the amount of $6,422.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, options transactions and forward contracts during the period ended April 30, 2012, amounted to $17,255,205 and $11,827,832, respectively.

32

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1]	8,320	Equity risk[2]	(26,134)
Foreign exchange risk[3]	59,418	Foreign exchange risk[4]	(215,305)
Gross fair value of
derivatives contracts	67,738		(241,439)

Statement of Assets and Liabilities location:

1	Options purchased are included in Investments in securities of Unaffiliated issuers at market value.
2	Outstanding options written, at value.
3	Unrealized appreciation on forward foreign currency exchange contracts.
4	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
		Forward
Underlying risk	Options[5]	Contracts[6]	Total
Equity	(44,800)	—	(44,800)
Foreign exchange	(31,186)	273,676	242,490
Total	(75,986)	273,676	197,690

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)

		Forward
Underlying risk	Options[7]	Contracts[8]	Total
Equity	120,434	—	120,434
Foreign exchange	22,599	(202,761)	(180,162)
Total	143,033	(202,761)	(59,728)

Statement of Operations location:

5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on options transactions.
8	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Options: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities and foreign currencies, or as a substitute for an investment.The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes

34

worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended April 30, 2012:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
October 31, 2011	160	201,111
Contracts written	557	488,824
Contracts terminated:
Contracts closed	376	407,765	196,442	211,323
Contracts expired	260	207,229	—	207,229
Total Contracts
Terminated	636	614,994	196,442	418,552
Contracts outstanding
April 30, 2012	81	74,941

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2012:

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
5/1/2012[a]	1	193,551	202,198	201,670	(528)
5/2/2012[b]	1	99,727	103,955	103,910	(45)
6/15/2012[c]	1	49,000	50,678	50,800	122
British Pound,
Expiring:
5/1/2012[a]	2	199,410	323,871	323,623	(248)
5/15/2012[a]	5	452,000	708,353	733,474	25,121
5/15/2012[b]	6	270,000	423,627	438,138	14,511
6/15/2012[c]	1	44,000	69,080	71,400	2,320
Danish Krone,
Expiring
5/1/2012[a]	1	241,426	43,002	42,956	(46)
Euro,
Expiring:
5/2/2012[a]	1	63,732	84,429	84,362	(67)
9/14/2012[a]	2	145,000	189,662	192,139	2,477
New Zealand Dollar,
Expiring
5/1/2012[c]	1	20,808	17,055	17,016	(39)
Norwegian Krone,
Expiring
8/16/2012[b]	1	254,000	43,550	44,189	639
Singapore Dollar,
Expiring
9/14/2012[a]	1	577,000	456,823	466,651	9,828
Swiss Franc,
Expiring:
5/2/2012[c]	1	46,342	51,133	51,057	(76)
6/15/2012[c]	1	54,000	58,219	59,528	1,309
Sales:			Proceeds ($)
Australian Dollar,
Expiring:
6/15/2012[a]	5	2,131,000	2,158,048	2,209,287	(51,239)
6/15/2012[b]	2	147,000	151,495	152,400	(905)
6/15/2012[c]	3	843,000	860,539	873,969	(13,430)
British Pound,
Expiring:
5/15/2012[a]	4	335,000	538,642	543,615	(4,973)
5/15/2012[b]	6	93,000	146,713	150,914	(4,201)
5/15/2012[c]	5	3,267,773	5,236,909	5,302,719	(65,810)

36

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales
(continued):
Canadian Dollar,
Expiring:
9/14/2012[a]	1	80,000	79,903	80,711	(808)
9/14/2012[b]	1	348,654	348,803	351,752	(2,949)
Danish Krone,
Expiring:
7/13/2012[a]	2	455,000	81,196	81,006	190
7/13/2012[b]	1	1,476,000	255,487	262,779	(7,292)
Euro,
Expiring:
9/14/2012[a]	2	117,000	155,520	155,037	483
9/14/2012[b]	2	373,000	495,056	494,263	793
9/14/2012[c]	2	3,146,350	4,165,388	4,169,238	(3,850)
Japanese Yen,
Expiring
10/15/2012[a]	2	54,092,000	660,547	678,941	(18,394)
New Zealand Dollar,
Expiring
10/15/2012[c]	1	21,000	17,027	16,982	45
Norwegian Krone,
Expiring:
8/16/2012[a]	1	3,479,300	594,391	605,307	(10,916)
8/16/2012[b]	1	1,403,000	245,385	244,085	1,300
8/16/2012[c]	1	3,022,000	522,674	525,749	(3,075)
Polish Zloty,
Expiring
8/16/2012[a]	1	763,000	233,604	239,022	(5,418)
South African Rand,
Expiring:
6/15/2012[a]	1	362,000	45,939	46,247	(308)
6/15/2012[c]	1	742,100	89,197	94,808	(5,611)
Swiss Franc,
Expiring:
6/15/2012[a]	1	159,000	175,556	175,276	280
6/15/2012[c]	3	1,223,000	1,333,119	1,348,196	(15,077)
Gross Unrealized
Appreciation					59,418
Gross Unrealized
Depreciation					(215,305)

Counterparties:

a	Royal Bank of Scotland
b	JPMorgan & Chase Co.
c	UBS

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Equity options contracts	107,951
Foreign currency options contracts	1,707
Forward contracts	13,627,721

At April 30, 2012, accumulated net unrealized appreciation on investments was $653,315, consisting of $1,308,061 gross unrealized appreciation and $654,746 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

38

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT

AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians and ranked first in Performance Group for the one-year period (the fund had commenced operations on May 12, 2010). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below

40

the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund, until March 1, 2013, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviserís fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT

AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviserís profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed busi-

42

ness decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund 43

NOTES

Dreyfus
Total Emerging
Markets Fund

SEMIANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
33	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Total Emerging
Markets Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Total Emerging Markets Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets had declined sharply by the start of the reporting period due to the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and recession fears in China. Fortunately, over the final months of 2011, European policymakers seemed to make progress toward addressing the region’s crisis, China’s economy appeared headed for a “soft landing” and the U.S. economy was bolstered by employment gains and increased manufacturing activity. Improved investor sentiment over the opening months of 2012 sparked market rallies that generally offset weakness earlier in the reporting period.

Our economic forecast calls for sluggish growth for the global economy over the remainder of 2012, but with sharp differences among individual markets. Accommodative monetary policies throughout the world should help avoid a full-blown global recession, but risks remain with regard to financial stresses in Europe, the Chinese property market and oil supply vulnerabilities in the Middle East. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2011 through April 30, 2012, as provided by Sean P. Fitzgibbon and Alexander Kozhemiakin, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Total Emerging Markets Fund’s Class A shares produced a total return of 6.31%, Class C shares returned 5.87% and Class I shares returned 6.34%.1 In comparison, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), the fund’s benchmark, returned 3.93% for the same period.2

Investor confidence improved during the reporting period as concerns eased regarding financial instability in Europe and slowing growth in the emerging markets, supporting prices of stocks and higher yielding bonds.The fund produced higher returns than its benchmark, largely due to increased exposure to equities.

The Fund’s Investment Approach

The fund seeks to maximize total return.To pursue its goal, the fund normally invests at least 80% of its assets in equities, bonds and currencies issued by, or economically tied to, emerging markets.We base asset and country allocation decisions on our global macro-economic view and top-down country-specific outlooks, along with our bottom-up valuation assessments of individual securities. Equity investments rely on in-depth fundamental analysis supported by proprietary quantitative models. Bond and currency investments rely on in-depth fundamental analysis. By constructing a portfolio that is liquid and diversified from an asset class and country perspective, we seek to reduce volatility and country concentration risk.

Easing Concerns Bolstered Emerging Markets

Several troubling issues confronted global investors at the start of the reporting period, including slowing economic growth in emerging Asian and Latin American markets, a sluggish U.S. economic recovery and a sovereign debt crisis in Europe. Consequently, global financial markets experienced heightened volatility, with risk-averse investors focusing on perceived safe havens, such as U.S. government bonds, at the expense of risky assets.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

In early 2012, some of these concerns eased when the European Union made credible efforts to address the region’s problems and the U.S. economy demonstrated continued growth. Stocks gained ground as investor confidence increased, but high-quality fixed income securities suffered in response to mounting inflationary concerns.These trends reversed again in March and April as growing public resistance to austerity measures again threatened the European financial system. Nevertheless, stocks and bonds from the emerging market generally ended the reporting period higher than where they began.

Finding Opportunities Amid Global Challenges

In light of heightened levels of volatility, we positioned the fund conservatively at the beginning of the reporting period, with roughly 60% of assets allocated to bonds and 40% allocated to stocks.As global uncertainties moderated, we boosted the fund’s equity exposure to approximately 55%, which enhanced returns as stocks rose.

The fund’s stock portfolio benefited from our decision to avoid India due to our concerns about a fiscal deficit that put pressure on its economy and currency. Individual stock selections also contributed positively to returns, led by South Korean electronics maker Samsung Electronics and Chinese vehicle manufacturer Great Wall Motor, Cl. H. Gains in these and other stocks more than made up for negative contributions from a few holdings, such as South Korean auto components maker Hyundai Mobis and Indonesian food producer Indofood Sukses Makmur, which was sold during the reporting period.

The fund’s fixed-income holdings helped cushion market volatility while contributing positively to returns with interest income. International bonds denominated in U.S. dollars fared particularly well, including sovereign, quasi-sovereign and corporate bonds from countries such as Venezuela, Kazakhstan and Mexico. Local currency denominated bonds also produced positive absolute returns, mainly on the strength of securities from Mexico, Russia, South Africa and Turkey. On the other hand, exposures in Colombia and Brazil detracted from relative performance due to adverse currency movements. The fund also employed non-deliverable forward contracts to establish some of its currency exposures.

4

Adding Opportunistically to Stocks

We expect bouts of market volatility over the remainder of 2012 as investors react to economic and political headlines in Europe, China, India and other regions. Nonetheless, stocks in several markets appear attractively valued compared to sovereign bonds, and we intend to increase the fund’s exposure to equities as opportunities to do so present themselves.

In the fund’s stock portfolio, we have found attractive opportunities in several Asian and Latin American countries, but continue to avoid investments in India.Among bonds, we have favored quasi-sovereign and corporate-backed securities that are denominated in U.S. dollars, as well as currencies such as the Mexican peso, Brazilian real, Malaysian ringgit, Polish zloty and Russian ruble. In our judgment, these strategies position the fund to participate in potential gains in emerging equity markets while muting volatility through investments in fixed-income securities.

May 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America and the Pacific Basin. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Total Emerging Markets Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$8.46	$12.28	$7.18
Ending value (after expenses)	$1,063,10	$1,058.70	$1,063.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$8.27	$12.01	$7.02
Ending value (after expenses)	$1,016.66	$1,012.93	$1,017.90

† Expenses are equal to the fund's annualized expense ratio of 1.65% for Class A, 2.40% for Class C and 1.40%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—27.9%		Rate (%)	Date	Amount ($)[a]		Value ($)
Argentina—.2%
Argentine Government,
Sr. Unscd. Bonds, Ser. X		7.00	4/17/17	180,000		147,420
Chile—.4%
Cencosud,
Gtd. Notes		5.50	1/20/21	150,000		159,073
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	100,000	[b]	103,884
						262,957
Colombia—1.3%
Ecopetrol,
Sr. Unscd. Notes		7.63	7/23/19	385,000		485,293
Empresas Publicas de Medellin,
Sr. Unscd. Bonds	COP	8.38	2/1/21	536,000,000		327,340
						812,633
Dominican Republic—.2%
Dominican Republic Goverment,
Sr. Unscd. Bonds		7.50	5/6/21	115,000		122,015
Germany—.2%
Rearden G Holdings EINS,
Gtd. Notes		7.88	3/30/20	100,000		106,040
Hungary—.5%
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	15,050,000		59,409
Hungarian Government,
Bonds, Ser. 22/A	HUF	7.00	6/24/22	51,990,000		224,436
						283,845
Indonesia—1.7%
Indonesian Government,
Sr. Unscd. Notes		4.88	5/5/21	785,000		847,800
Pertamina PT,
Sr. Unscd. Notes		6.00	5/3/42	200,000	[b]	197,000
						1,044,800
Kazakhstan—1.4%
Development Bank of Kazakhstan,
Sr. Unscd. Notes		5.50	12/20/15	375,000	[b]	402,188
KazMunayGas National,
Sr. Unscd. Bonds		6.38	4/9/21	430,000		480,938
						883,126

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Lithuania—.5%
Lithuanian Government,
Sr. Unscd. Notes		6.13	3/9/21	315,000		343,350
Malaysia—3.8%
Malaysian Government,
Bonds, Ser. 0211	MYR	3.43	8/15/14	6,525,000	[a]	2,171,242
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	590,000		202,772
						2,374,014
Mexico—4.9%
Mexican Government,
Bonds, Ser. M	MXN	7.00	6/19/14	7,470,000	[a]	603,114
Mexican Government,
Bonds, Ser. M 20	MXN	7.50	6/3/27	2,510,000	[a]	205,285
Mexican Government,
Bonds, Ser. M 20	MXN	8.50	5/31/29	2,320,000		206,077
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	2,035,000	[a]	176,647
Mexican Government,
Bonds, Ser. M	MXN	9.00	6/20/13	8,990,000		724,039
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	760,000		849,680
Petroleos Mexicanos,
Gtd. Notes		6.50	6/2/41	50,000		58,250
Sigma Alimentos,
Gtd. Notes		5.63	4/14/18	150,000		159,750
Southern Copper,
Sr. Unscd. Notes		7.50	7/27/35	100,000		119,247
						3,102,089
Nigeria—.2%
Nigerian Goverment,
Treasury Bills, Ser. 364	NGN	0.00	6/28/12	16,980,000	[c]	105,890
Peru—1.0%
Corp Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	200,000	[b]	209,500
Peruvian Government,
Sr. Unscd. Bonds	PEN	7.84	8/12/20	900,000		403,146
						612,646
Philippines—.3%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000		195,769

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Poland—2.0%
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	625,000		207,942
Polish Government,
Bonds, Ser. 1013	PLN	5.00	10/24/13	3,220,000		1,025,956
						1,233,898
Russia—2.8%
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.50	3/25/13	22,000,000		753,205
Russian Government,
Bonds, Ser. 5079	RUB	7.00	6/3/15	1,225,000		41,790
Russian Government,
Bonds, Ser. 6206	RUB	7.40	6/14/17	18,350,000		625,239
Russian Government,
Bonds, Ser. 6204	RUB	7.50	3/15/18	10,375,000		352,910
						1,773,144
South Africa—1.9%
South African Government,
Sr. Unscd. Bonds, Ser. R207	ZAR	7.25	1/15/20	4,910,000		621,239
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	500,000		55,032
South African Government,
Sr. Unscd. Bonds, Ser. R203	ZAR	8.25	9/15/17	2,920,000		396,844
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	700,000		107,741
						1,180,856
Sri Lanka—.3%
Bank of Ceylon,
Sr. Unscd. Notes		6.88	5/3/17	200,000	[b]	200,000
Turkey—2.0%
Turk Eximbank,
Sr. Unscd. Notes		5.88	4/24/19	200,000	[b]	201,750
Turkish Government,
Bonds	TRY	9.00	1/27/16	360,000		204,675
Turkish Government,
Bonds	TRY	10.00	4/10/13	205,000		117,689
Turkish Government,
Bonds	TRY	11.00	8/6/14	1,100,000		649,822
Turkish Government,
Bonds, Ser. CPI	TRY	4.00	4/29/15	75,000	[d]	50,992
						1,224,928

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]	Value ($)
United Kingdom—.5%
CNOOC Finance 2012,
Gtd. Notes		3.88	5/2/22	200,000[b]	200,576
Gerdau Trade,
Gtd. Notes		5.75	1/30/21	100,000	106,400
					306,976
Uruguay—.1%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	610,000	54,360
Venezuela—1.7%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	1,220,000	1,091,900
Total Bonds And Notes
(cost $17,032,113)					17,462,656

Common Stocks—59.2%				Shares	Value ($)
Brazil—8.5%
Cia de Bebidas das Americas, ADR				19,700	827,006
Fleury				62,900	810,442
Obrascon Huarte Lain Brasil				194,500	1,683,629
Rossi Residencial				83,200	349,186
Tim Participacoes, ADR				55,194	1,651,956
					5,322,219
Chile—4.0%
Cencosud				216,600	1,379,703
ENTEL				56,330	1,116,265
					2,495,968
China—8.6%
Baidu, ADR				5,920[e]	785,584
China Petroleum & Chemical, Cl. H				836,000	900,796
Focus Media Holding, ADR				45,710	1,092,012
Great Wall Motor, Cl. H				847,000	1,829,664
WuXi PharmaTech, ADR				55,250[e]	794,495
					5,402,551
Colombia—2.1%
Bancolombia, ADR				19,570	1,327,433

10

Common Stocks (continued)	Shares	Value ($)
Hong Kong—4.5%
China Agri-Industries Holdings	2,502,000	1,844,579
China Vanadium Titano-Magnetite Mining	4,208,000	959,981
		2,804,560
Malaysia—2.8%
Genting	506,900	1,732,104
Peru—1.9%
Credicorp	9,270	1,213,536
Russia—6.5%
Gazprom, ADR	84,680	977,207
Lukoil, ADR	11,590	711,047
Mobile Telesystems, ADR	28,190	551,396
Sberbank of Russia, ADR	139,870	1,804,945
		4,044,595
South Korea—12.6%
DGB Financial Group	124,350	1,457,925
Hyundai Motor	7,731	1,836,765
KT&G	27,132	1,863,018
Samsung Electronics	2,200	2,705,895
		7,863,603
Taiwan—1.9%
Hon Hai Precision Industry	366,000	1,157,827
Thailand—5.8%
Asian Property Development	4,292,500	956,215
Bangkok Bank	259,700	1,638,433
PTT Global Chemical	471,746	1,054,717
		3,649,365
Total Common Stocks
(cost $36,145,022)		37,013,761

Preferred Stocks—5.5%
Brazil
Cia Paranaense de Energia, Cl. B	34,700	879,082
Vale, Cl. A	117,100	2,546,387
Total Preferred Stocks
(cost $3,923,082)		3,425,469

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—8.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,229,656)	5,229,656[f]	5,229,656

Total Investments (cost $62,329,873)	101.0%	63,131,542
Liabilities, Less Cash and Receivables	(1.0%)	(619,529)
Net Assets	100.0%	62,512,013

ADR—American Depository Receipts

a Principal amount stated in U.S. Dollars unless otherwise noted.
COP—Colombian Peso
HUF—Hungarian Forint
MYR—Malaysian Ringgit
MXN—Mexican New Peso
NGN—Nigerian Naira
PEN—Peruvian New Sol
PHP—Philippines Peso
PLN— Polish Zloty
RUB—Russian Ruble
TRY—Turkish Lira
UYU—Uruguayan New Peso
ZAR—South African Rand
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, these securities were valued at $1,514,897 or 2.4% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
e Non-income producing security.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	18.3	Information Technology	5.6
Consumer Discretionary	14.4	Telecommunications	5.3
Financial	11.9	Energy	4.1
Corporate Bonds	9.6	Industrial	3.9
Consumer Staples	9.5	Utilities	1.4
Money Market Investment	8.4	Health Care	1.3
Materials	7.3		101.0

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		57,100,218	57,901,886
Affiliated issuers		5,229,656	5,229,656
Cash			100
Cash denominated in foreign currencies		87,425	87,561
Receivable for investment securities sold			1,805,286
Dividends and interest receivable			530,715
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			53,798
Prepaid expenses			48,233
			65,657,235
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			80,716
Payable for investment securities purchased			2,985,527
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			54,395
Accrued expenses			24,584
			3,145,222
Net Assets ($)			62,512,013
Composition of Net Assets ($):
Paid-in capital			66,168,343
Accumulated undistributed investment income—net			430,957
Accumulated net realized gain (loss) on investments			(4,874,750)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			787,463
Net Assets ($)			62,512,013

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	642,732	548,726	61,320,555
Shares Outstanding	54,169	46,393	5,164,773
Net Asset Value Per Share ($)	11.87	11.83	11.87

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	634,245
Cash dividends (net of $68,407 foreign taxes withheld at source):
Unaffiliated issuers	407,797
Affiliated issuers	1,152
Total Income	1,043,194
Expenses:
Management fee—Note 3(a)	280,745
Custodian fees—Note 3(c)	43,969
Auditing fees	30,347
Registration fees	23,253
Prospectus and shareholders’ reports	5,297
Distribution fees—Note 3(b)	1,974
Shareholder servicing costs—Note 3(c)	1,938
Legal fees	1,745
Directors’ fees and expenses—Note 3(d)	1,587
Interest expense—Note 2	307
Loan commitment fees—Note 2	231
Miscellaneous	23,563
Total Expenses	414,956
Less—reduction in management fee due to undertaking—Note 3(a)	(17,306)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	397,649
Investment Income—Net	645,545
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,210,181)
Net realized gain (loss) on forward foreign currency exchange contracts	(374,880)
Net Realized Gain (Loss)	(2,585,061)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	5,041,257
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	16,240
Net Unrealized Appreciation (Depreciation)	5,057,497
Net Realized and Unrealized Gain (Loss) on Investments	2,472,436
Net Increase in Net Assets Resulting from Operations	3,117,981

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011[a]
Operations ($):
Investment income—net	645,545	462,858
Net realized gain (loss) on investments	(2,585,061)	(1,983,532)
Net unrealized appreciation
(depreciation) on investments	5,057,497	(4,270,034)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,117,981	(5,790,708)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(12,264)	—
Class C Shares	(6,962)	—
Class I Shares	(977,648)	—
Total Dividends	(996,874)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	73,347	837,618
Class C Shares	2,914	572,076
Class I Shares	9,833,000	58,486,900
Dividends reinvested:
Class A Shares	3,943	—
Class C Shares	922	—
Class I Shares	808,350	—
Cost of shares redeemed:
Class A Shares	(135,087)	(82,792)
Class C Shares	(2,410)	—
Class I Shares	(4,217,167)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	6,367,812	59,813,802
Total Increase (Decrease) in Net Assets	8,488,919	54,023,094
Net Assets ($):
Beginning of Period	54,023,094	—
End of Period	62,512,013	54,023,094
Undistributed investment income—net	430,957	782,286

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011[a]
Capital Share Transactions:
Class A
Shares sold	6,183	66,548
Shares issued for dividends reinvested	364	—
Shares redeemed	(11,968)	(6,958)
Net Increase (Decrease) in Shares Outstanding	(5,421)	59,590
Class C
Shares sold	265	46,261
Shares issued for dividends reinvested	85	—
Shares redeemed	(218)	—
Net Increase (Decrease) in Shares Outstanding	132	46,261
Class I
Shares sold	848,713	4,634,564
Shares issued for dividends reinvested	74,709	—
Shares redeemed	(393,213)	—
Net Increase (Decrease) in Shares Outstanding	530,209	4,634,564

a From March 25, 2011 (commencement of operations) to October 31, 2011.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2012	Year Ended
Class A Shares	(Unaudited)	October 31, 2011
Per Share Data ($):
Net asset value, beginning of period	11.38	12.50
Investment Operations:
Investment income—net[a]	.11	.18
Net realized and unrealized gain
(loss) on investments	.59	(1.30)
Total from Investment Operations	.70	(1.12)
Distributions:
Dividends from investment income—net	(.21)	—
Net asset value, end of period	11.87	11.38
Total Return (%)[b,c]	6.31	(8.96)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.81	2.60
Ratio of net expenses to average net assets[d]	1.65	1.65
Ratio of net investment income
to average net assets[d]	1.99	2.44
Portfolio Turnover Rate[c]	49.18	52.76
Net Assets, end of period ($ x 1,000)	643	678

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2012	Year Ended
Class C Shares	(Unaudited)	October 31, 2011
Per Share Data ($):
Net asset value, beginning of period	11.33	12.50
Investment Operations:
Investment income—net[a]	.07	.13
Net realized and unrealized
gain (loss) on investments	.58	(1.30)
Total from Investment Operations	.65	(1.17)
Distributions:
Dividends from investment income—net	(.15)	—
Net asset value, end of period	11.83	11.33
Total Return (%)[b,c]	5.87	(9.36)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.52	3.38
Ratio of net expenses to average net assets[d]	2.40	2.40
Ratio of net investment income
to average net assets[d]	1.26	1.76
Portfolio Turnover Rate[c]	49.18	52.76
Net Assets, end of period ($ x 1,000)	549	524

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

18

	Six Months Ended
	April 30, 2012	Year Ended
Class I Shares	(Unaudited)	October 31, 2011
Per Share Data ($):
Net asset value, beginning of period	11.40	12.50
Investment Operations:
Investment income—net[a]	.13	.19
Net realized and unrealized
gain (loss) on investments	.57	(1.29)
Total from Investment Operations	.70	(1.10)
Distributions:
Dividends from investment income—net	(.23)	—
Net asset value, end of period	11.87	11.40
Total Return (%)[b]	6.34	(8.80)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	1.46	1.88
Ratio of net expenses to average net assets[c]	1.40	1.40
Ratio of net investment income
to average net assets[c]	2.31	2.54
Portfolio Turnover Rate[b]	49.18	52.76
Net Assets, end of period ($ x 1,000)	61,321	52,821

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Total Emerging Markets Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering thirteen series, including the fund. The fund’s investment objective seeks to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2012, MBC Investment Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A, 40,000 Class C and 732,512 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

20

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of

22

the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or Level 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	6,010,264	—	6,010,264
Equity Securities—
Foreign†	40,439,230	—	—	40,439,230
Foreign Government	—	11,452,392	—	11,452,392
Mutual Funds	5,229,656	—	—	5,229,656
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	53,798	—	53,798
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(54,395)	—	(54,395)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable

24

inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2011 ($)	Purchases ($)	Sales ($)	4/30/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	3,111,098	27,766,308	25,647,750	5,229,656	8.4

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

26

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $2,245,845 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. Post-enactment losses can be carried forward for unlimited period.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2012, was approximately $50,000 with a related weighted average annualized interest rate of 1.24%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, until March 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest expense, commitment fees on borrowings, brokerage commissions and extraordinary expenses) exceed 1.40% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $17,306 during the period ended April 30, 2012.

During the period ended April 30, 2012, the Distributor retained $38 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class C shares were charged $1,974 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

28

During the period ended April 30, 2012, Class A and Class C shares were charged $773 and $658, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $360 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $18 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $43,969 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $55,593, Rule 12b-1 distribution plan fees $336, shareholder services plan fees $239, custodian fees $22,326, chief compliance officer fees $2,122 and transfer agency per account fees $100.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to exceptions, including redemptions made through the use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2012, amounted to $31,616,970 and $26,156,219, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency

30

risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2012:

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Brazilian Real,
Expiring
5/25/2012 [a]	2	3,610,000	1,900,500	1,883,473	(17,027)
Chilean Peso,
Expiring
5/25/2012 [b]	1	110,270,000	224,400	226,547	2,147
Euro,
Expiring
5/25/2012 [c]	1	310,000	406,962	410,387	3,425
Indonesian Rupiah,
Expiring
5/25/2012 [d]	1	3,566,000,000	387,608	386,955	(653)
Malaysian Ringgit,
Expiring
5/25/2012 [e]	2	1,100,000	357,619	362,798	5,179
Mexican New Peso,
Expiring:
5/25/2012 [a]	2	11,160,000	844,434	854,563	10,129
5/25/2012 [e]	2	32,300,000	2,447,652	2,473,332	25,680
Nigerian Naira,
Expiring
8/17/2012 [f]	1	35,420,000	211,463	216,097	4,634
South African Rand,
Expiring
5/25/2012 [g]	1	1,640,000	207,555	210,159	2,604
Sales:			Proceeds ($)
Colombian Peso,
Expiring
5/25/2012 [d]	1	4,842,460,000	2,713,623	2,737,764	(24,141)

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Euro,
Expiring
5/25/2012 [f]	1	385,000	505,788	509,674	(3,886)
5/25/2012 [h]	1	320,000	420,678	423,625	(2,947)
Peruvian New Sol,
Expiring
5/25/2012 [d]	1	2,340,000	880,361	886,102	(5,741)
Gross Unrealized
Appreciation					53,798
Gross Unrealized
Depreciation					(54,395)

Counterparties:
a	Morgan Stanley
b	UBS
c	Deutsche Bank
d	Citigroup
e	JPMorgan Chase & Co.
f	Barclays Capital
g	Credit Suisse First Boston
h	Merrill Lynch

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Forward contracts	8,136,447

At April 30, 2012, accumulated net unrealized appreciation on investments was $801,668, consisting of $3,648,756 gross unrealized appreciation and $2,847,088 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

32

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infra-structures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), for the period ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance, since its inception, March 25, 2011, was above the Performance Group and Performance Universe medians and ranked in the first quartile of the Performance Group and the Performance Universe.

Dreyfus also provided a comparison of the fund’s nine-month total return to the return of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

34

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2013, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.40%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio managers for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

36

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	37

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Total Return
Advantage Fund

SEMIANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2 A Letter from the Chairman and CEO

3 Discussion of Fund Performance

6 Understanding Your Fund’s Expenses

6 Comparing Your Fund’s Expenses With Those of Other Funds

7 Statement of Investments

28 Statement of Financial Futures

29 Statement of Securities Sold Short

30 Statement of Assets and Liabilities

31 Statement of Operations

32 Statement of Changes in Net Assets

34 Financial Highlights

37 Notes to Financial Statements

56 Information About the Renewal of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
Total Return
Advantage Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for DreyfusTotal Return Advantage Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets had weathered heightened volatility by the start of the reporting period as investors fled riskier assets due to adverse macroeconomic concerns ranging from the sovereign debt crisis in Europe to a contentious debate in the United States regarding government borrowing and spending.These developments triggered sharp rallies among traditional safe havens, such as U.S. government securities. Better U.S. economic news derailed the rally in the fall of 2011, but U.S. government bond yields continued to trend downward and remained low over the reporting period when the Federal Reserve Board took action to reduce longer-term interest rates. While corporate-backed bonds were hurt during the flight to quality, they rebounded over the reporting period as business conditions improved and investors searched for competitive yields in a low interest-rate environment.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by David Kwan and Lowell Bennett, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Total Return Advantage Fund’s Class A shares achieved a total return of 2.22%, Class C shares returned 1.84% and Class I shares returned 2.33%.1 In comparison, the fund’s benchmark, the Barclays U.S.Aggregate Bond Index (the “Index”), produced a total return of 2.44% for the same period.2

Yields of U.S. government securities remained near historically low levels during the reporting period, while higher yielding bonds gained value as economic worries eased and business conditions improved.The fund’s returns were modestly lower than the benchmark, primarily due to shortfalls in its currencies strategy.

The Fund’s Investment Approach

The fund seeks to maximize total return from capital appreciation and income.To pursue its goal, the fund normally invests primarily in fixed income securities and other instruments that provide investment exposure to fixed income markets, including those that provide exposure to currency markets.

We employ an active core bond strategy to focus the fund’s investments on the U.S. fixed-income market. We also employ global bond and currency strategies to provide the fund with exposure to foreign and U.S. fixed-income and currency markets.

Improving Economy Supported Higher Yielding Bonds

By the start of the reporting period, investor confidence already had begun to recover from bouts of severe volatility in the wake of a sovereign debt crisis in Europe and an unprecedented downgrade of longer-term U.S. government debt by a major credit-rating agency. These developments had triggered a dramatic shift away from riskier

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

assets and toward traditional safe havens, leaving yields of U.S. Treasury securities at historical lows.

Investors’ economic concerns continued to ease over the final weeks of 2011 and the opening months of 2012, when it became more apparent that the U.S. economic expansion remained intact. In addition, the European Union seemed to make progress in addressing the region’s fiscal problems. Consequently, higher yielding securities — including corporate bonds, asset-backed securities and mortgage-backed securities — rallied as yield differences narrowed along the market’s credit-quality spectrum. Meanwhile, yields of U.S. government securities remained low amid efforts by the Federal Reserve Board (the “Fed”) to promote market liquidity and reduce longer-term interest rates.

In international markets, relatively robust growth in the U.S. economy caused most foreign currencies to lose value relative to the U.S. dollar, while sovereign bonds from relatively healthy nations, such as Germany and the United Kingdom, fared well as investors fled some of the more troubled European markets.

Current Income Drove Fund Returns

Despite heightened volatility in some fixed-income markets and sectors, high-quality U.S. bond prices ended the period close to where they began. Consequently, the majority of returns from the fund’s core bond portfolio for the reporting period consisted of interest income. However, lower-quality bonds generally gained value as yield differences narrowed along the market’s credit-quality spectrum.The fund’s overweighted exposure to such bonds helped boost its relative performance. On the other hand, a modestly short average duration prevented the fund from participating more fully in gains when yields fell over the final weeks of the reporting period.

In the fund’s international bond portfolio, underweighted positions in sovereign bonds from the United Kingdom detracted from performance, but this was more than offset by overweighted exposure to German, Australian and U.S. bonds, which contributed positively to relative performance. However, these successes were balanced by shortfalls in the fund’s currency portfolio.Although underweighted exposure to the euro proved beneficial, positions in the British pound, Swedish krona and Japanese yen weighed on relative results.

4

Adjusting to a Changing Market Environment

In our analysis as of the reporting period’s end, the bulk of market gains stemming from falling long-term interest rates is probably behind us, and the Fed has indicated that it intends to keep short-term interest rates low for some time to come. Nonetheless, we expect bouts of heightened market volatility over the remainder of 2012 as investors react to economic and political headlines in Europe and the United States.

Therefore, we have maintained the fund’s average duration in a position we consider shorter than market averages, a strategy designed to protect the fund’s core portfolio from potential volatility among overvalued U.S. Treasury securities. We also have continued to emphasize higher yielding market sectors in light of strong corporate profits and balance sheets. In international bond markets, we favor Germany and U.S. bonds over the United Kingdom bonds.The fund’s currency strategy includes overweighted exposure to the Canadian dollar and Swedish krona, and underweighted positions in the euro and U.S. dollar.

May 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2013, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Total Return Advantage Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.02	$7.78	$2.77
Ending value (after expenses)	$1,022.20	$1,018.40	$1,023.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.02	$7.77	$2.77
Ending value (after expenses)	$1,020.89	$1,017.16	$1,022.13

† Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.55% for Class C and .55%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—101.3%	Rate (%)	Date	Amount ($)		Value ($)
Asset—Backed Certificates—.2%
SLM Student Loan Trust,
Ser. 2007-2, Cl. A2	0.47	7/25/17	177,328	[a]	176,577
Asset-Backed Ctfs./
Auto Receivables—.0%
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	21,286		21,385
Asset-Backed Ctfs./Credit Cards—.1%
Chase Issuance Trust,
Ser. 2007-A10, Cl. A10	0.28	6/16/14	114,000	[a]	114,007
Banks—4.4%
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	40,000		42,359
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	40,000		42,469
Bank of America,
Sub. Notes	7.25	10/15/25	65,000		72,902
Bank of New York Mellon,
Sr. Unscd. Notes	4.30	5/15/14	50,000		53,536
Bank of Nova Scotia,
Sr. Unscd. Notes	2.38	12/17/13	50,000		51,367
Bank of Nova Scotia,
Sr. Unscd. Notes	3.40	1/22/15	400,000		424,212
Barclays Bank,
Sr. Unscd. Notes	5.20	7/10/14	120,000		127,013
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	20,000		20,950
Capital One Financial,
Sr. Unscd. Notes	2.13	7/15/14	50,000		50,352
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	75,000		83,147
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	25,000		26,284
Citigroup,
Sub. Notes	5.00	9/15/14	30,000		31,042
Citigroup,
Sub. Notes	5.50	2/15/17	65,000		68,261
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	30,000		32,030

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
Citigroup,
Sr. Unscd. Notes	6.00	8/15/17	50,000	55,480
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	75,000	83,309
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	26,000	30,361
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	16,765
Credit Suisse,
Sr. Unscd. Notes	4.38	8/5/20	25,000	26,354
Credit Suisse/New York,
Sr. Unscd. Notes	3.50	3/23/15	50,000	52,205
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	110,000	125,457
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	31,561
Goldman Sachs Group,
Sr. Unscd. Notes	5.13	1/15/15	73,000	76,830
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	100,000	104,274
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	50,000	52,307
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	160,000	158,758
HSBC Bank USA,
Sub. Notes	4.63	4/1/14	100,000	104,825
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	125,000	131,761
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	50,000	53,366
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	40,490
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	50,000	58,628
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	25,000	30,381
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	1.88	9/17/18	100,000	100,845

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Banks (continued)
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	4.13	7/15/13	25,000		26,065
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	40,000		39,175
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	150,000		157,061
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	75,000		78,489
PNC Funding,
Bank Gtd. Notes	2.70	9/19/16	100,000		104,183
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000		16,738
Royal Bank of Scotland,
Gtd. Notes, Ser. 2	3.40	8/23/13	50,000		50,607
Sovereign Bank,
Sub. Notes	8.75	5/30/18	50,000		58,652
UBS,
Notes	4.88	8/4/20	50,000		52,437
US Bancorp,
Sr. Unscd. Notes	2.45	7/27/15	50,000		51,971
Wachovia,
Sub. Notes	5.63	10/15/16	25,000		28,174
Wachovia,
Sr. Unscd. Notes	5.70	8/1/13	25,000		26,485
Wells Fargo & Co.,
Sr. Unscd. Notes	3.68	6/15/16	25,000	[a]	26,847
Wells Fargo & Co.,
Sr. Unscd. Notes, Ser. I	3.75	10/1/14	200,000		212,245
Wells Fargo & Co.,
Sr. Unscd. Notes	5.38	2/7/35	25,000		27,774
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	55,000		64,609
Wells Fargo Capital X,
Gtd. Cap. Secs	5.95	12/1/86	20,000		20,289
Westpac Banking,
Sr. Unscd. Notes	4.20	2/27/15	50,000		53,490
					3,555,172

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs.—2.7%
Banc of America Commercial
Mortgage, Ser. 2005-1, Cl. A4	5.24	11/10/42	200,000	[a]	205,789
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6, Cl. A2	6.46	10/15/36	62,625		62,589
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C1, Cl. A3	5.38	2/15/40	250,000		261,357
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3, Cl. A3	6.01	6/15/38	100,000	[a]	114,249
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A4	4.88	1/12/38	328,302	[a]	342,970
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000	[a]	112,805
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A1A	4.48	10/15/29	186,628		194,399
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000		101,943
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	6.09	6/12/46	100,000	[a]	114,066
Morgan Stanley Capital I,
Ser. 2003-IQ4, Cl. A2	4.07	5/15/40	314,913		321,757
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000	[a]	111,759
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.68	3/12/44	65,000	[a]	58,371
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	43,378		43,426
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	3,684		3,682
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C8, Cl. A3	4.45	11/15/35	122,465		123,612
					2,172,774
Consumer Discretionary—1.9%
Comcast,
Gtd. Notes	5.30	1/15/14	50,000		53,652

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Consumer Discretionary (continued)
Comcast,
Gtd. Notes	6.30	11/15/17	30,000	36,434
Comcast,
Gtd. Notes	6.45	3/15/37	50,000	61,034
Comcast,
Gtd. Notes	6.95	8/15/37	20,000	25,512
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	118,306
DIRECTV Holdings,
Gtd. Notes	3.55	3/15/15	145,000	153,505
Discovery Communications,
Gtd. Notes	3.70	6/1/15	140,000	149,828
Grupo Televisa,
Sr. Unscd. Notes	6.63	3/18/25	10,000	12,285
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	100,000	122,639
McDonald’s,
Sr. Unscd. Notes	5.35	3/1/18	75,000	90,283
NBCUniversal Media,
Sr. Unscd. Notes	4.38	4/1/21	50,000	54,604
News America,
Gtd. Notes	6.15	3/1/37	110,000	122,589
Target,
Sr. Unscd. Notes	6.50	10/15/37	50,000	65,206
Time Warner
Gtd. Debs	6.10	7/15/40	75,000	85,726
Time Warner Cable,
Gtd. Debs	6.75	6/15/39	110,000	133,091
Time Warner,
Gtd. Notes	7.63	4/15/31	20,000	25,990
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	10,000	10,936
Wal-Mart Stores,
Sr. Unscd. Notes	5.00	10/25/40	225,000	257,433
				1,579,053
Consumer Staples—1.3%
Altria Group,
Gtd. Notes	8.50	11/10/13	88,000	97,946

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples (continued)
Altria Group,
Gtd. Notes	9.95	11/10/38	50,000		79,232
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	20,000		24,004
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.13	1/15/15	100,000		108,574
Bottling Group,
Gtd. Notes	6.95	3/15/14	100,000		111,795
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	100,000		106,445
HJ Heinz,
Sr. Unscd. Notes	3.13	9/12/21	100,000		102,326
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	100,000		115,519
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	100,000		120,552
Pepsico,
Sr. Unscd. Notes	4.65	2/15/13	100,000		103,379
Reynolds American,
Gtd. Notes	7.63	6/1/16	75,000		90,504
					1,060,276
Diversified Financial Services—4.1%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000		16,499
Aflac,
Sr. Unscd. Notes	8.50	5/15/19	50,000		66,163
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	50,000		56,059
American Express Credit,
Sr. Unscd. Notes	2.80	9/19/16	275,000		285,276
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	135,000		146,597
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	50,000		53,990
American International Group,
Sr. Unscd. Notes	5.05	10/1/15	50,000		53,553
American International Group,
Jr. Sub. Debs	8.18	5/15/58	50,000	[a]	53,688

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Diversified Financial
Services (continued)
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000	17,222
Bank of America,
Sr. Unscd. Notes	3.63	3/17/16	25,000	24,927
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	50,000	52,587
Bear Stearns,
Sr. Unscd. Notes	5.70	11/15/14	100,000	110,173
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000	11,684
Berkshire
Hathaway Finance,
Gtd. Notes	5.40	5/15/18	50,000	59,192
Berkshire Hathaway,
Sr. Unscd. Notes	2.20	8/15/16	100,000	103,924
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	10,000	12,172
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	50,000	57,659
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	250,000	274,599
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	100,000	130,149
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	50,000	62,646
Credit Suisse USA,
Bank Gtd. Notes	4.88	1/15/15	50,000	54,029
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	50,000	55,813
General Electric Capital,
Sr. Unscd. Notes	2.10	1/7/14	100,000	101,847
General Electric Capital,
Sr. Unscd. Notes	4.38	9/16/20	50,000	53,674
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	65,000	75,434
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	105,000	117,807

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	50,000		63,516
Health Care REIT,
Sr. Unscd. Notes	6.13	4/15/20	50,000		56,053
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	55,000		59,498
John Deere Capital,
Sr. Unscd. Notes	2.25	6/7/16	50,000		52,161
Keycorp,
Sr. Unscd. Notes	5.10	3/24/21	50,000		56,310
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000		51,980
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000		21,645
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	100,000		111,572
MetLife,
Sr. Unscd. Notes	5.70	6/15/35	50,000		58,692
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	300,000		356,359
MetLife,
Jr. Sub. Debs	10.75	8/1/69	50,000		69,750
Progressive,
Sr. Unscd. Notes	6.25	12/1/32	16,000		20,020
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	50,000		52,843
Simon Property Group,
Sr. Unscd. Notes	10.35	4/1/19	100,000		138,908
SLM,
Sr. Unscd. Notes	8.00	3/25/20	50,000		53,375
Travelers,
Sr. Unscd. Notes	5.80	5/15/18	20,000		24,380
					3,354,425
Energy—3.4%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	100,000		115,727
Baker Hughes,
Sr. Unscd. Notes	3.20	8/15/21	150,000	[b]	154,517

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Energy (continued)
BP Capital Markets,
Gtd. Notes	3.63	5/8/14	335,000	352,303
BP Capital Markets,
Gtd. Notes	4.74	3/11/21	35,000	39,855
Conocophillips,
Gtd. Notes	4.60	1/15/15	225,000	247,644
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	50,000	67,831
Coocophillips,
Gtd. Notes	4.75	2/1/14	25,000	26,758
Devon Financing,
Gtd. Debs	7.88	9/30/31	50,000	71,162
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	39,444
Encana,
Sr. Unscd. Notes	6.50	2/1/38	25,000	27,558
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	2/1/15	100,000	109,725
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	50,000	55,248
Hess,
Sr. Unscd. Notes	8.13	2/15/19	75,000	97,624
Kinder Morgan
Energy Partners,
Sr. Unscd. Notes	5.80	3/15/35	60,000	63,419
Nexen,
Sr. Unscd. Notes	6.40	5/15/37	25,000	27,841
Oneok,
Sr. Unscd. Notes	6.00	6/15/35	45,000	49,396
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	3/1/18	35,000	40,075
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	25,000	28,284
Petrobras International Finance,
Gtd. Notes	6.88	1/20/40	100,000	121,917
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	25,000	27,950
Petroleos Mexicanos,
Gtd. Notes	6.50	6/2/41	50,000	58,250

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Energy (continued)
Sempra Energy,
Sr. Unscd. Notes	6.15	6/15/18	50,000	60,650
Shell International Finance,
Gtd. Notes	6.38	12/15/38	50,000	68,483
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	25,000	31,401
Total Capital,
Gtd. Notes	3.00	6/24/15	400,000	421,940
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	50,000	72,870
Transocean,
Gtd. Notes	6.00	3/15/18	90,000	100,842
Williams Partners,
Sr. Unscd. Notes	3.80	2/15/15	150,000	159,779
				2,738,493
Foreign/Governmental—6.0%
Asian Development Bank,
Sr. Unscd. Notes	2.50	3/15/16	150,000	159,672
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	65,000	68,129
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	20,000	23,900
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	100,000	119,200
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	75,000	126,825
Canadian Government,
Sr. Unscd. Notes	2.38	9/10/14	100,000	104,771
China Development Bank,
Sr. Unscd. Notes	4.75	10/8/14	25,000	26,833
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	50,000	63,400
Colombian Government,
Sr. Unscd. Bonds	8.25	12/22/14	25,000	29,587
Corp Andina de Fomento,
Sr. Unscd. Notes	5.20	5/21/13	125,000	130,860
Council of Europe Development Bank
Sr. Unscd. Notes	1.25	9/22/16	100,000	99,239

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental
(continued)
European Investment Bank,
Sr. Unscd. Notes	1.13	8/15/14	50,000	50,510
European Investment Bank,
Sr. Unscd. Notes	1.25	10/14/16	100,000	99,587
European Investment Bank,
Sr. Unscd. Notes	2.88	1/15/15	400,000	421,406
European Investment Bank,
Sr. Unscd. Notes	3.00	4/8/14	150,000	156,521
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	140,000	163,734
Export-Import Bank of Korea,
Sr. Unscd. Notes	4.38	9/15/21	250,000	255,860
Export-Import Bank of Korea,
Sr. Unscd. Notes	8.13	1/21/14	90,000	99,136
Inter-American Development Bank,
Sr. Unscd. Notes	3.50	7/8/13	50,000	51,717
Inter-American Development Bank,
Sr. Unscd. Bonds	4.25	9/14/15	50,000	55,848
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	2.13	3/15/16	50,000	52,865
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	2.38	5/26/15	50,000	52,708
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	3.63	5/21/13	100,000	103,599
Italian Government,
Sr. Unscd. Notes	5.38	6/15/33	50,000	45,058
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	50,000	51,380
KFW,
Gov’t Gtd. Notes	1.00	1/12/15	50,000	50,436
KFW,
Gov’t Gtd. Notes	1.38	7/15/13	50,000	50,563
KFW,
Gov’t Gtd. Notes	1.38	1/13/14	400,000	405,348

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental
(continued)
KFW,
Gov’t Gtd. Notes	2.75	9/8/20	200,000	207,429
KFW,
Gov’t Gtd. Notes	4.88	1/17/17	100,000	116,575
Korea Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	100,000	109,962
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	20,000	20,610
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	100,000	117,250
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	56,000	68,516
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	50,000	57,250
Panamanian Government,
Sr. Unscd. Bonds	9.38	4/1/29	50,000	82,000
Peruvian Government,
Sr. Unscd. Bonds	8.75	11/21/33	36,000	57,870
Polish Government,
Sr. Unscd. Notes	5.13	4/21/21	25,000	27,088
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	5,000	5,840
Province of New Brunswick,
Sr. Unscd. Bonds	2.75	6/15/18	50,000	53,182
Province of Ontario Canada,
Sr. Unscd. Bonds	1.38	1/27/14	400,000	405,427
Province of Ontario Canada,
Sr. Unscd. Bonds	4.40	4/14/20	160,000	184,087
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	150,000	212,492
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	50,000	75,520
				4,919,790
Health Care—1.9%
Abbott Laboratories,
Sr. Unscd. Notes	6.15	11/30/37	50,000	64,875
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000	17,452

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care (continued)
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	25,000		26,335
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	75,000		83,753
Astrazeneca,
Sr. Unscd. Notes	5.40	6/1/14	25,000		27,481
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000		12,039
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	30,000		39,597
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	18,000		22,737
Cigna,
Sr. Unscd. Notes	4.00	2/15/22	50,000		51,724
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	100,000		121,496
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	50,000		66,537
Merck & Co.,
Gtd. Notes	6.50	12/1/33	50,000	[a]	69,172
Novartis Capital,
Gtd. Notes	4.13	2/10/14	50,000		53,072
Novartis Capital,
Gtd. Notes	4.40	4/24/20	50,000		57,243
Pfizer,
Sr. Unscd. Notes	7.20	3/15/39	50,000		74,190
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	25,000		27,787
Teva Pharmaceutical Finance,
Gtd. Notes	3.00	6/15/15	350,000		368,530
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.60	8/15/21	150,000		162,040
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	26,000		29,891
WellPoint,
Sr. Unscd. Notes	2.38	2/15/17	25,000		25,614
Wyeth,
Gtd. Notes	5.50	2/1/14	100,000		108,667
					1,510,232

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrial—1.4%
Boeing,
Sr. Unscd. Notes	3.75	11/20/16	75,000		83,207
Burlington Northern Santa Fe,
Sr. Unscd. Debs	7.95	8/15/30	50,000		69,143
Burlington Northern Sante Fe,
Sr. Unscd. Notes	5.75	3/15/18	75,000		89,869
CRH America,
Gtd. Notes	6.00	9/30/16	100,000		109,973
CSX,
Sr. Unscd. Notes	4.75	5/30/42	50,000		50,363
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	45,000		66,824
Danaher,
Sr. Unscd. Notes	1.30	6/23/14	50,000		50,842
Deere & Co.
Sr. Unscd. Notes	4.38	10/16/19	120,000		138,652
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	100,000		103,326
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	100,000		113,353
L-3 Communications,
Gtd. Notes	4.95	2/15/21	25,000		26,800
Litton Industries,
Gtd. Debs	7.75	3/15/26	25,000		34,191
Norfolk Southern,
Sr. Unscd. Bonds	4.84	10/1/41	66,000	[b]	70,912
Union Pacific,
Sr. Unscd. Notes	4.16	7/15/22	9,000		9,903
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	25,000		26,638
United Technologies,
Sr. Unscd. Notes	6.13	7/15/38	35,000		43,861
Waste Management,
Gtd. Notes	4.75	6/30/20	50,000		56,598
					1,144,455
Materials—1.6%
Alcoa,
Sr. Unscd. Notes	5.55	2/1/17	29,000		32,184

20

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Materials (continued)
ArcelorMittal,
Sr. Unscd. Notes	5.50	3/1/21	50,000	49,334
ArcelorMittal USA,
Gtd. Notes	6.50	4/15/14	50,000	53,548
Barrick Finance,
Gtd. Notes	4.40	5/30/21	50,000	53,956
BHP Billiton Finance USA,
Gtd. Notes	5.50	4/1/14	185,000	201,913
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	35,000	44,368
Dow Chemical,
Sr. Unscd. Notes	5.90	2/15/15	100,000	112,465
E.I. Du Pont De Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	100,000	124,293
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	100,000	125,396
Newmont Mining,
Gtd. Notes	5.13	10/1/19	100,000	112,961
Rio Tinto Finance USA,
Gtd. Notes	3.75	9/20/21	175,000	185,805
Rohm and Haas,
Sr. Unscd. Notes	6.00	9/15/17	75,000	87,546
Vale Overseas,
Gtd. Notes	6.25	1/23/17	35,000	40,495
Vale Overseas,
Gtd. Notes	6.88	11/21/36	50,000	59,760
				1,284,024
Municipal Bonds—.2%
California
GO (Various Purpose)	7.55	4/1/39	20,000	26,202
California,
GO (Various Purpose)	5.45	4/1/15	20,000	22,309
California,
GO (Build America Bonds)	7.30	10/1/39	50,000	63,197
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	25,000	35,108
				146,816

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Technology—1.8%
Hewlett-Packard,
Sr. Unscd. Notes	2.35	3/15/15	100,000		102,084
Hewlett-Packard,
Sr. Unscd. Notes	4.75	6/2/14	400,000		427,063
HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	100,000	[a]	106,119
IBM,
Sr. Unscd. Notes	0.88	10/31/14	400,000		402,250
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	100,000		120,615
Microsoft,
Sr. Unscd. Notes	5.30	2/8/41	50,000		62,197
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	100,000		122,280
Xerox,
Sr. Unscd. Notes	4.25	2/15/15	130,000		138,631
					1,481,239
Telecommunications—2.3%
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	10,000		12,223
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	170,000		186,514
AT&T,
Sr. Unscd. Notes	5.55	8/15/41	100,000		114,591
AT&T,
Gtd. Notes	8.00	11/15/31	6,000	[a]	8,626
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	50,000	[a]	74,731
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	100,000		107,925
Centurylink,
Sr. Unscd. Notes	6.45	6/15/21	100,000		104,257
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	25,000		28,791
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	50,000		62,425
Deutsche
Telekom International
Finance, Gtd. Notes	4.88	7/8/14	75,000		80,180

22

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications (continued)
Deutsche Telekom International
Finance, Gtd. Bonds	9.25	6/1/32	20,000		29,321
France Telecom,
Sr. Unscd. Notes	2.13	9/16/15	200,000		202,422
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	100,000		102,000
Telefonica Emisiones,
Gtd. Notes	3.73	4/27/15	350,000		339,665
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	75,000		69,622
Verizon Global Funding,
Sr. Unscd. Notes	6.40	2/15/38	50,000		62,761
Verizon Global Funding,
Sr. Unscd. Notes	4.38	6/1/13	25,000		26,010
Verizon Global Funding,
Sr. Unscd. Notes	7.75	12/1/30	50,000		69,263
Vodafone Group,
Sr. Unscd. Notes	5.75	3/15/16	150,000		173,945
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	50,000		62,392
					1,917,664
U.S. Government Agencies—6.5%
Federal Home Loan Banks,
Bonds	5.50	7/15/36	100,000		130,383
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	500,000	[c]	533,131
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	144,000	[c]	164,899
Federal Home Loan Mortgage Corp.,
Notes	5.05	1/26/15	1,700,000	[c]	1,912,009
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	100,000	[c]	143,526
Federal National Mortgage
Association, Notes	4.75	2/21/13	1,700,000	[c]	1,761,482
Federal National Mortgage
Association, Bonds	5.00	5/11/17	425,000	[c]	506,936
Federal National Mortgage
Association, Bonds	6.25	5/15/29	100,000	[c]	139,415
					5,291,781

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/Mortgage-Backed—40.9%
Federal Home Loan Mortgage Corp.:
5.50%	500,000 [c,d]	544,531
2.67%, 1/1/37	18,781[a,c]	20,127
4.44%, 2/1/37	19,663 [a,c]	21,149
4.50%, 12/1/19—8/1/25	420,260 [c]	450,729
5.00%, 11/1/19—7/1/35	358,582 [c]	391,418
5.01%, 6/1/38	100,546 [a,c]	107,509
5.50%, 12/1/27—5/1/37	762,613 [c]	832,228
5.64%, 2/1/37	22,810 [a,c]	24,706
6.00%, 10/1/19—9/1/34	79,122 [c]	85,924
6.50%, 8/1/12—8/1/32	365,805 [c]	418,556
7.00%, 1/1/36	68,483 [c]	80,208
Federal National Mortgage Association:
3.00%	540,000 [c,d]	563,625
3.50%	5,300,000 [c,d]	5,547,347
4.00%	2,660,000 [c,d]	2,828,708
4.50%	2,110,000 [c,d]	2,266,053
5.00%	568,000 [c,d]	616,401
5.50%	1,210,000 [c,d]	1,323,249
6.00%	580,000 [c,d]	641,263
2.50%, 12/1/34	77,222 [a,c]	82,331
4.00%, 4/1/19—2/1/42	2,463,555 [c]	2,616,610
4.50%, 6/1/29—8/1/41	3,341,756 [c]	3,588,761
5.00%, 9/1/29—5/1/41	2,280,769 [c]	2,488,521
5.50%, 7/1/17—2/1/37	421,045 [c]	461,876
5.55%, 4/1/37	30,944 [a,c]	33,505
5.63%, 10/1/37	35,648 [a,c]	38,126
5.74%, 9/1/38	134,766 [a,c]	145,326
6.00%, 11/1/16—1/1/36	956,727 [c]	1,068,033
6.50%, 7/1/33—8/1/38	282,703 [c]	320,742
7.00%, 4/1/32	36,747 [c]	43,551
Government National Mortgage Association I:
4.00%	340,000 [d]	367,837
5.50%	240,000 [d]	268,050
6.00%	350,000 [d]	395,008
6.50%	120,000 [d]	137,817
4.00%, 7/15/41	962,315	1,043,585
4.50%, 3/15/40	1,774,967	1,947,073
5.00%, 2/15/36—8/15/39	1,150,620	1,277,372
5.50%, 2/15/33—4/15/38	261,526	293,269
		33,381,124

24

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Government Securities—18.7%
U.S. Treasury Bonds:
3.13%, 11/15/41			170,000	170,558
3.88%, 8/15/40			1,350,000	1,559,461
4.75%, 2/15/37			1,400,000	1,845,593
7.88%, 2/15/21			2,550,000	3,855,880
U.S. Treasury Notes:
0.75%, 6/15/14			2,000,000	2,019,844
0.88%, 11/30/16			1,400,000	1,409,843
2.00%, 11/15/21			700,000	707,766
2.38%, 10/31/14			3,500,000	3,676,914
				15,245,859
Utilities—1.9%
Consolidated Edison of New
York, Sr. Unscd. Debs., Ser. 09-C	5.50	12/1/39	20,000	24,545
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-C	5.38	12/15/15	20,000	22,944
Constellation Energy Group,
Gtd. Notes	7.60	4/1/32	50,000	66,012
Dominion Resources,
Sr. Unscd. Notes, Ser. F	5.25	8/1/33	48,000	54,080
Dominion Resources,
Sr. Unscd. Notes, Ser. B	5.95	6/15/35	50,000	61,470
Duke Energy Carolinas,
Sr. Unscd. Notes	6.45	10/15/32	8,000	10,345
Duke Energy Indiana,
First Mortgage Bonds	6.35	8/15/38	50,000	67,163
Duke Energy,
Sr. Unscd. Notes	6.30	2/1/14	100,000	109,348
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	50,000	54,751
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	50,000	62,996
Georgia Power,
Sr. Unscd. Notes	5.40	6/1/40	50,000	59,245
Hydro-Quebec,
Gov’t. Gtd. Debs., Ser. IO	8.05	7/7/24	150,000	222,114
Hydro-Quebec,
Gov’t. Gtd. Debs., Ser. HY	8.40	1/15/22	60,000	86,210

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities (continued)
Indiana Michigan Power,
Sr. Unscd. Notes	7.00	3/15/19	50,000		62,185
Nevada Power,
Mortgage Notes	7.13	3/15/19	50,000		64,178
Nextra Energy Capital Holdings,
Gtd. Debs	7.88	12/15/15	100,000		120,384
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	50,000		61,785
Pacificorp,
First Mortgage Bonds	4.10	2/1/42	25,000		25,067
Pacificorp,
First Mortgage Bonds	6.25	10/15/37	50,000		66,081
Progress Energy Carolina,
First Mortgage Bonds	3.00	9/15/21	100,000		102,968
Southern California Edison,
First Mortgage Bonds	3.90	12/1/41	20,000		19,778
Southern California Edison,
First Mortgage Bonds, Ser. 05-A	5.00	1/15/16	35,000		39,818
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	50,000		55,247
SouthWestern Public Service,
Sr. Unscd. Notes, Ser. G	8.75	12/1/18	50,000		67,659
					1,586,373
Total Bonds and Notes
(cost $79,485,068)					82,681,519

Short-Term Investments—.1%
U.S. Treasury Bills;
0.09%, 6/21/12
(cost $104,986)			105,000	[e]	104,989

26

Other Investment—15.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,748,254)	12,748,254[f]	12,748,254

Total Investments (cost $92,338,308)	117.0%	95,534,762
Liabilities, Less Cash and Receivables	(17.0%)	(13,915,294)
Net Assets	100.0%	81,619,468

GO—General Obligation
REIT—Real Estate Investment Trust
a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, these securities were valued at $225,429 or .3% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
d Purchased on a forward commitment basis.
e Held by a broker as collateral for open financial futures positions.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	66.1	Foreign/Governmental	6.0
Corporate Bonds	26.0	Asset/Mortgage-Backed	3.0
Short-Term/		Municipal Bonds	.2
Money Market Investments	15.7		117.0

† Based on net assets.
See notes to financial statements.

The Fund	27

STATEMENT OF FINANCIAL FUTURES
April 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2012($)
Financial Futures Long
Australian 3 Year Bonds	1	113,033	June 2012	2,173
Euro-Bond	14	2,614,369	June 2012	26,497
Euro-Schatz	43	6,294,571	June 2012	13,760
Japanese 10 Year Mini Bonds	17	3,044,862	June 2012	9,359
U.S. Treasury 2 Year Notes	36	7,939,575	June 2012	13,859
U.S. Treasury 5 Year Notes	62	7,675,406	June 2012	48,471
U.S. Treasury 10 Year Notes	41	5,423,531	June 2012	73,240
Financial Futures Short
Australian 10 Year Bonds	13	(1,621,596)	June 2012	(28,350)
Canadian 10 Year Bonds	10	(1,336,606)	June 2012	1,751
Euro-Bobl	37	(6,136,141)	June 2012	(58,553)
Euro-Bond	1	(186,741)	June 2012	(3,642)
Long Gilt	29	(5,444,269)	June 2012	(8,275)
U.S. Treasury 2 Year Notes	31	(6,836,856)	June 2012	(9,046)
U.S. Treasury 5 Year Notes	64	(7,923,000)	June 2012	(64,490)
U.S. Treasury 10 Year Notes	17	(2,248,781)	June 2012	(32,792)
Gross Unrealized Appreciation				189,110
Gross Unrealized Depreciation				(205,148)

See notes to financial statements.

28

STATEMENT OF SECURITIES SOLD SHORT
April 30, 2012 (Unaudited)

	Principal
Bonds and Notes	Amount ($)		Value ($)
Federal National Mortgage Association:
5.50%	140,000	[a,b]	152,862
6.50%	270,000	[a,b]	304,130
Total Securities Sold Short
(proceeds $454,684)			456,992

a	The Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association and Federal Home
Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
b	Sold on a delayed delivery basis.
See notes to financial statements.

The Fund	29

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		79,590,054	82,786,508
Affiliated issuers		12,748,254	12,748,254
Cash			16,647
Cash on Initial Margin—Note 4			1,277,597
Dividends and interest receivable			533,530
Receivable from broker for proceeds on securities sold short			454,684
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			226,093
Receivable for shares of Common Stock subscribed			125
Prepaid expenses			36,098
			98,079,536
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			40,554
Payable for open mortgage—backed dollar rolls—Note 4			15,443,202
Securities sold short, at value (proceeds $454,684)—See
Statement of Securities Sold Short—Note 4			456,992
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			320,170
Payable for shares of Common Stock redeemed			147,271
Payable for futures variation margin—Note 4			9,495
Accrued expenses			42,384
			16,460,068
Net Assets ($)			81,619,468
Composition of Net Assets ($):
Paid-in capital			78,062,816
Accumulated undistributed investment income—net			247,051
Accumulated net realized gain (loss) on investments			228,435
Accumulated net unrealized appreciation (depreciation) on investments, securities sold short and foreign currency transactions [including
($16,038) net unrealized (depreciation) on financial futures]			3,081,166
Net Assets ($)			81,619,468

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	50,207,594	8,426,033	22,985,841
Shares Outstanding	3,660,043	618,117	1,673,280
Net Asset Value Per Share ($)	13.72	13.63	13.74

See notes to financial statements.

30

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	831,063
Dividends;
Affliated issuers	8,018
Total Income	839,081
Expenses:
Management fee—Note 3(a)	179,787
Shareholder servicing costs—Note 3(c)	101,315
Distribution fees—Note 3(b)	31,509
Registration fees	24,890
Auditing fees	23,963
Custodian fees—Note 3(c)	9,900
Prospectus and shareholders’ reports	6,902
Directors’ fees and expenses—Note 3(d)	3,063
Legal fees	1,865
Loan commitment fees—Note 2	284
Miscellaneous	30,204
Total Expenses	413,682
Less—reduction in management fee due to undertaking—Note 3(a)	(87,476)
Less—reduction in fees due to earnings credits—Note 3(c)	(13)
Net Expenses	326,193
Investment Income—Net	512,888
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Long transactions	618,429
Short transactions	(16,124)
Net realized gain (loss) on options transactions	926
Net realized gain (loss) on financial futures	235,904
Net realized gain (loss) on forward foreign currency exchange contracts	(93,156)
Net Realized Gain (Loss)	745,979
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	432,904
Net unrealized appreciation (depreciation) on financial futures	40,118
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(1,319)
Net unrealized appreciation (depreciation) on securities sold short	2,522
Net Unrealized Appreciation (Depreciation)	474,225
Net Realized and Unrealized Gain (Loss) on Investments	1,220,204
Net Increase in Net Assets Resulting from Operations	1,733,092

See notes to financial statements.

The Fund	31

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	512,888	1,317,547
Net realized gain (loss) on investments	745,979	1,267,370
Net unrealized appreciation
(depreciation) on investments	474,225	(462,399)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,733,092	2,122,518
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(557,862)	(1,372,828)
Class C Shares	(65,307)	(213,881)
Class I Shares	(202,594)	(301,960)
Net realized gain on investments:
Class A Shares	(231,610)	(1,833,450)
Class C Shares	(36,612)	(371,291)
Class I Shares	(79,729)	(306,422)
Total Dividends	(1,173,714)	(4,399,832)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	10,252,233	30,113,633
Class C Shares	2,076,463	2,395,055
Class I Shares	9,463,549	10,734,150
Dividends reinvested:
Class A Shares	763,898	3,049,428
Class C Shares	76,229	434,980
Class I Shares	205,744	487,169
Cost of shares redeemed:
Class A Shares	(10,608,428)	(30,216,195)
Class C Shares	(2,013,808)	(5,108,021)
Class I Shares	(2,512,629)	(2,844,896)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	7,703,251	9,045,303
Total Increase (Decrease) in Net Assets	8,262,629	6,767,989
Net Assets ($):
Beginning of Period	73,356,839	66,588,850
End of Period	81,619,468	73,356,839
Undistributed investment income—net	247,051	559,926

32

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Capital Share Transactions:
Class A
Shares sold	754,467	2,222,398
Shares issued for dividends reinvested	56,580	231,618
Shares redeemed	(778,154)	(2,250,474)
Net Increase (Decrease) in Shares Outstanding	32,893	203,542
Class C
Shares sold	153,413	178,227
Shares issued for dividends reinvested	5,668	33,218
Shares redeemed	(148,651)	(382,380)
Net Increase (Decrease) in Shares Outstanding	10,430	(170,935)
Class I
Shares sold	693,804	796,161
Shares issued for dividends reinvested	15,230	36,928
Shares redeemed	(184,570)	(211,487)
Net Increase (Decrease) in Shares Outstanding	524,464	621,602

See notes to financial statements.

The Fund	33

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.63	14.09	13.59	12.12	12.62	12.79
Investment Operations:
Investment income—net[a]	.09	.29	.35	.37	.52	.56
Net realized and unrealized
gain (loss) on investments	.21	.23	.78	1.44	(.48)	(.11)
Total from Investment Operations	.30	.52	1.13	1.81	.04	.45
Distributions:
Dividends from
investment income—net	(.15)	(.43)	(.41)	(.34)	(.54)	(.53)
Dividends from net realized
gain on investments	(.06)	(.55)	(.22)	—	—	(.09)
Total Distributions	(.21)	(.98)	(.63)	(.34)	(.54)	(.62)
Net asset value, end of period	13.72	13.63	14.09	13.59	12.12	12.62
Total Return (%)[b]	2.22[c]	4.06	8.74	15.15	.21	3.57
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02[d]	1.09	1.14	1.40	1.90	2.01
Ratio of net expenses
to average net assets	.80[d]	.80	.87	.90	.90	.89
Ratio of net investment income
to average net assets	1.29[d]	2.18	2.58	2.87	4.16	4.45
Portfolio Turnover Rate[e]	175.24[c]	351.58	350.15	377.79	120.92	75.04
Net Assets, end of period
($ x 1,000)	50,208	49,441	48,236	45,046	14,026	10,512

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2012,
October 31, 2011, 2010, 2009, 2008 and 2007, were 28.46%, 111.10%, 182.13%, 211.99%, 87.59%
and 51.54%, respectively.

See notes to financial statements.

34

Six Months Ended
April 30, 2012			Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.55	14.02	13.53	12.08	12.58	12.77
Investment Operations:
Investment income—net[a]	.04	.19	.25	.27	.41	.47
Net realized and unrealized
gain (loss) on investments	.21	.22	.78	1.44	(.47)	(.13)
Total from Investment Operations	.25	.41	1.03	1.71	(.06)	.34
Distributions:
Dividends from
investment income—net	(.11)	(.33)	(.32)	(.26)	(.44)	(.44)
Dividends from net realized
gain on investments	(.06)	(.55)	(.22)	—	—	(.09)
Total Distributions	(.17)	(.88)	(.54)	(.26)	(.44)	(.53)
Net asset value, end of period	13.63	13.55	14.02	13.53	12.08	12.58
Total Return (%)[b]	1.84[c]	3.25	7.96	14.32	(.55)	2.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.80[d]	1.85	1.93	2.20	2.75	2.79
Ratio of net expenses
to average net assets	1.55[d]	1.55	1.62	1.65	1.65	1.64
Ratio of net investment income
to average net assets	.54[d]	1.44	1.81	2.11	3.40	3.71
Portfolio Turnover Rate[e]	175.24[c]	351.58	350.15	377.79	120.92	75.04
Net Assets, end of period
($ x 1,000)	8,426	8,237	10,916	7,256	2,726	1,044

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2012,
October 31, 2011, 2010, 2009, 2008 and 2007, were 28.46%, 111.10%, 182.13%, 211.99%, 87.59%
and 51.54%, respectively.

See notes to financial statements.

The Fund	35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2012			Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	13.65	14.11	13.61	12.13	12.62	12.80
Investment Operations:
Investment income—net[b]	.11	.32	.40	.40	.56	.59
Net realized and unrealized
gain (loss) on investments	.20	.23	.77	1.44	(.48)	(.12)
Total from Investment Operations	.31	.55	1.17	1.84	.08	.47
Distributions:
Dividends from
investment income—net	(.16)	(.46)	(.45)	(.36)	(.57)	(.56)
Dividends from net realized
gain on investments	(.06)	(.55)	(.22)	—	—	(.09)
Total Distributions	(.22)	(1.01)	(.67)	(.36)	(.57)	(.65)
Net asset value, end of period	13.74	13.65	14.11	13.61	12.13	12.62
Total Return (%)	2.33[c]	4.38	9.00	15.38	.54	3.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[d]	.80	.86	1.13	1.64	1.78
Ratio of net expenses
to average net assets	.55[d]	.55	.62	.65	.65	.64
Ratio of net investment income
to average net assets	1.58[d]	2.41	2.85	3.12	4.41	4.70
Portfolio Turnover Rate[e]	175.24[c]	351.58	350.15	377.79	120.92	75.04
Net Assets, end of period
($ x 1,000)	22,986	15,679	7,437	1,901	602	599

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2012,
October 31, 2011, 2010, 2009, 2008 and 2007, were 28.46%, 111.10%, 182.13%, 211.99%, 87.59%
and 51.54%, respectively.

See notes to financial statements.

36

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Total Return Advantage Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering thirteen series, including the fund. The fund’s investment objective seeks to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

38

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such

40

securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	311,969	—	311,969
Commercial
Mortgage-Backed	—	2,172,774	—	2,172,774
Corporate Bonds†	—	21,211,406	—	21,211,406
Foreign Government	—	4,919,790	—	4,919,790
Municipal Bonds	—	146,816	—	146,816
Mutual Funds	12,748,254	—	—	12,748,254
U.S. Government
Agencies/
Mortgage-Backed	—	38,672,905	—	38,672,905
U.S. Treasury	—	15,350,848	—	15,350,848
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	226,093	—	226,093
Futures††	189,110	—	—	189,110

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(320,170)	—	(320,170)
Futures††	(205,148)	—	—	(205,148)
Securities Sold Short:
U.S. Government
Agencies/
Mortgage-Backed	—	(456,992)	—	(456,992)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value

42

measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2011 ($)	Purchases ($)	Sales ($)	4/30/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	20,068,547	18,796,608	26,116,901	12,748,254	15.6

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 30, 2012 the Board of Directors declared a cash dividend of $.085, $.059 and $.093 per share, from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on May 1, 2012 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2012.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes

44

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $3,164,257 and long-term capital gains $1,235,575.The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncement: In April 2011, FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their matu-rity.ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings.ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commit-

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, until March 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (exclusive of taxes, brokerage commissions, Rule 12b-1 distribution plan fees, interest expense, commitment fees on borrowings, shareholder services plan fees and extraordinary expenses) exceed an annual rate of .55% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $87,476 during the period ended April 30, 2012.

During the period ended April 30, 2012, the Distributor retained $1,019 from commissions earned on sales of the fund’s Class A shares and $1,006 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class C shares were charged $31,509 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts,

46

such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A and Class C shares were charged $64,161 and $10,503, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $4,156 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $372 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $13.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $9,900 pursuant to the custody agreement.

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $30,127, Rule 12b-1 distribution plan fees $5,147, shareholder services plan fees $12,052, custodian fees $7,689, chief compliance officer fees $2,122 and transfer agency per account fees $1,426, which are offset against an expense reimbursement currently in effect in the amount of $18,009.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales (including paydowns) of investment securities and securities sold short, excluding short-term securities, financial futures, options transactions and forward contracts, during the period ended April 30, 2012, of which $112,849,231 in purchases and $113,030,189 in sales were from mortgage dollar roll transactions:

	Purchases ($)	Sales ($)
Long transactions	146,652,823	134,942,117
Short sale transactions	4,416,498	3,275,338
Total	151,069,321	138,217,455

Short Sales:The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid

48

assets sufficient to cover its short positions. Securities Sold Short at April 30, 2012 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The following tables show the fund’s exposure to different types of market risk as it relates to the statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	189,110	Interest rate risk[1]	(205,148)
Foreign exchange risk[2]	226,093	Foreign exchange risk[3]	(320,170)
Gross fair value of
derivatives contracts	415,203		(525,318)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[4]	Options[5]	Contracts[6]	Total
Interest rate	235,904	926	—	236,830
Foreign exchange	—	—	(93,156)	(93,156)
Total	235,904	926	(93,156)	143,674

The Fund	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[7]	Contracts[8]	Total
Interest rate	40,118	—	40,118
Foreign exchange	—	(1,319)	(1,319)
Total	40,118	(1,319)	38,799

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on financial futures.
8	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2012 are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates or as a substitute for an invest-ment.The fund is subject to interest rate risk in the course of pursuing its investment objectives through its investments in options contracts.A call

50

option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations. At April 30, 2012, there were no option contracts outstanding.

The Fund	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2012:

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
6/20/2012 [a]	4	2,314,274	2,400,757	2,398,154	(2,603)
6/20/2012 [b]	3	1,855,248	1,932,528	1,922,490	(10,038)
British Pound,
Expiring:
6/20/2012 [a]	6	1,195,780	1,908,864	1,940,005	31,141
6/20/2012 [b]	3	113,810	180,508	184,643	4,135
6/20/2012 [c]	1	713,790	1,130,302	1,158,035	27,733

52

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases
(continued):
Canadian Dollar,
Expiring:
6/20/2012 [a]	10	4,306,682	4,333,064	4,354,534	21,470
6/20/2012 [b]	2	65,370	65,139	66,096	957
6/20/2012 [c]	2	673,830	671,106	681,317	10,211
Euro,
Expiring:
6/20/2012 [a]	5	1,510,300	1,993,938	1,999,658	5,720
6/20/2012 [b]	1	11,000	14,555	14,564	9
6/20/2012 [c]	2	504,200	664,779	667,568	2,789
Japanese Yen,
Expiring:
6/20/2012 [a]	2	49,681,074	602,192	622,549	20,357
6/20/2012 [b]	1	227,471,707	2,751,662	2,850,426	98,764
New Zealand Dollar,
Expiring
6/20/2012 [a]	6	883,500	718,173	719,959	1,786
Norwegian Krone,
Expiring:
6/20/2012 [a]	6	7,624,625	1,328,772	1,329,577	805
6/20/2012 [b]	3	5,239,069	915,003	913,585	(1,418)
Swedish Krona,
Expiring:
6/20/2012 [a]	8	15,101,000	2,249,912	2,242,042	(7,870)
6/20/2012 [b]	2	3,423,619	509,714	508,304	(1,410)
Swiss Franc,
Expiring
6/20/2012 [b]	1	287	312	316	4
Sales:			Proceeds ($)
Australian Dollar,
Expiring:
6/20/2012 [a]	9	2,677,725	2,744,418	2,774,777	(30,359)
6/20/2012 [b]	2	386,140	395,104	400,135	(5,031)
6/20/2012 [c]	1	228,060	232,165	236,326	(4,161)
British Pound,
Expiring:
6/20/2012 [a]	3	854,480	1,346,982	1,386,288	(39,306)
6/20/2012 [b]	2	1,841,124	2,881,293	2,986,995	(105,702)
6/20/2012 [c]	1	117,000	184,753	189,818	(5,065)

The Fund	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales
(continued):
Canadian Dollar,
Expiring:
6/20/2012 [a]	2	233,100	232,225	235,690	(3,465)
6/20/2012 [b]	1	25,900	25,826	26,188	(362)
Euro,
Expiring:
6/20/2012 [a]	8	3,942,378	5,185,173	5,219,764	(34,591)
6/20/2012 [b]	2	122,500	160,363	162,192	(1,829)
6/20/2012 [c]	2	2,105,004	2,761,310	2,787,055	(25,745)
Japanese Yen,
Expiring:
6/20/2012 [a]	6	93,874,890	1,164,203	1,176,337	(12,134)
6/20/2012 [b]	2	9,347,920	116,214	117,138	(924)
6/20/2012 [c]	1	9,806,580	121,407	122,885	(1,478)
New Zealand Dollar,
Expiring:
6/20/2012 [a]	2	470,970	380,791	383,791	(3,000)
6/20/2012 [b]	2	185,808	151,626	151,414	212
6/20/2012 [c]	1	86,310	69,847	70,333	(486)
Norwegian Krone,
Expiring:
6/20/2012 [a]	6	8,959,100	1,548,088	1,562,282	(14,194)
6/20/2012 [b]	1	86,030	14,757	15,002	(245)
6/20/2012 [c]	3	2,418,170	416,043	421,679	(5,636)
Swedish Krona,
Expiring
6/20/2012 [c]	1	2,075,400	305,016	308,134	(3,118)
Gross Unrealized
Appreciation					226,093
Gross Unrealized
Depreciation					(320,170)

Counterparties:
a	Citigroup
b	UBS
c	Royal Bank of Scotland

54

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Interest rate futures contracts	33,140,274
Interest rate options contracts	3,978
Forward contracts	18,410,179

At April 30, 2012, accumulated net unrealized appreciation on investments was $3,196,454, consisting of $3,282,049 gross unrealized appreciation and $85,595 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	55

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

56

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the three-year period when the fund’s performance was below the Performance Group and Performance Universe medians.

The Board also noted that the fund’s yield performance was below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The

The Fund	57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and the Expense Universe medians.

Dreyfus representatives noted that Dreyfus has undertaken, until March 1, 2013, that, if the aggregate direct expense of the fund, excluding Rule 12b-1 fees, shareholder servicing fees, taxes, interest expenses, brokerage commissions, commitment fees on borrowings, and extraordinary expenses, but including the management fee, exceed .55% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus under the Management Agreement, or Dreyfus will bear, such excess expense.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio managers for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with

58

information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund	59

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

60

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Global Alpha Fund

SEMIANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
55	Statement of Financial Futures
56	Statement of Options Written
57	Statement of Assets and Liabilities
58	Statement of Operations
59	Statement of Changes in Net Assets
60	Financial Highlights
63	Notes to Financial Statements
82	Information About the Renewal of
the Fund’s Management and
Sub-Investment Advisory Agreements

FOR MORE INFORMATION

Back Cover

Global Alpha Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Global Alpha Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets had declined sharply by the start of the reporting period due to the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and recession fears in China. Fortunately, over the final months of 2011, European policymakers seemed to make progress toward addressing the region’s crisis, China’s economy appeared headed for a “soft landing” and the U.S. economy was bolstered by employment gains and increased manufacturing activity. Improved investor sentiment over the opening months of 2012 sparked market rallies that generally offset weakness earlier in the reporting period.

Our economic forecast calls for sluggish growth for the global economy over the remainder of 2012, but with sharp differences among individual markets. Accommodative monetary policies throughout the world should help avoid a full-blown global recession, but risks remain with regard to financial stresses in Europe, the Chinese property market and oil supply vulnerabilities in the Middle East. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by byVassilis Dagioglu, James Stavena,Torrey Zaches and Joseph Miletich, Portfolio Managers of Mellon Capital Management Corporation, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Global Alpha Fund’s Class A shares produced a total return of 4.43%, Class C shares returned 4.09% and Class I shares returned 4.73%.1 In comparison, the fund’s benchmark, a hybrid index comprised of 60% Morgan Stanley Capital International World Index (half-hedged) and 40% Citigroup World Government Bond Index (half-hedged), produced a total return of 5.46% for the same period.2 Separately, the Morgan Stanley Capital International World Index (half-hedged) produced a total return of 8.10%, and the CitigroupWorld Government Bond Index (half-hedged) produced a 1.47% total return for the same period.

Global financial markets remained volatile over the reporting period as prevailing sentiment shifted along with investors’ views of economic conditions.The fund produced lower returns than its benchmark, due to shortfalls stemming from its stock market selection, currency and asset allocation strategies.

The Fund’s Investment Approach

The fund seeks total return through investments in instruments that provide investment exposure to global stock, bond and currency markets, and in fixed-income securities. For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within major developed capital markets such as the United States, Canada, Japan, Australia and many Western European countries.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

European Sovereign Debt Crisis Fueled Heightened Volatility

By the start of the reporting period, investor confidence already had begun to recover in the wake of a sovereign debt crisis in Europe, inflation fears in China and the downgrade of longer-term U.S. government debt by a major credit-rating agency.These developments had triggered a dramatic shift away from riskier assets and toward traditional safe havens.

Investors’ concerns continued to ease during the reporting period when the European Union seemed to make progress in addressing the region’s financial problems. However, fiscal concerns in Europe resurfaced toward the end of the reporting period, largely due to new political developments in Greece. In other parts of the world, inflationary pressures in China moderated and its economy appeared headed for a “soft landing,” while the U.S. economy posted encouraging gains in employment and manufacturing activity.

As a result of these developments, yield differences narrowed along the global bond markets’ credit-quality spectrum. Meanwhile, yields of sovereign bonds from fiscally healthy nations remained low, and yields on bonds from European nations declined to more manageable levels. Global stock markets also produced positive absolute returns, on average, led by significant gains in the United States. Meanwhile, the U.S. dollar generally strengthened against currencies in other developed markets.

Three Alpha Sources Weighed on Fund Results

In this environment, three of the four strategies pursued by the fund proved relatively ineffective. Our equity market selection model led us to establish overweight exposure to European nations — including France, the Netherlands, the United Kingdom and Germany — that lagged global stock market averages. Better results from overweighted exposure to stocks in Germany and the United States and underweighted positions in Canada and Hong Kong were not enough to offset weakness in Europe.The fund’s currency strategy was undermined by relatively light exposure to the British pound and overweighted positions in the Japanese yen and Swedish krona.The fund’s asset allocation strategy detracted from relative performance to a milder degree, due to less emphasis on bonds later in the reporting period.

On a more positive note, the fund’s bond market selection strategy generated above-average results for the reporting period. The fund benefited from a focus on U.S.Treasury securities and German bunds, as well as relatively light exposure to Australian, Canadian and Japanese sovereign bonds. The fund’s investments in U.K. gilts produced less attractive returns.

During the reporting period, in addition to physical investments, the fund employed equity and fixed-income index futures and currency forward contracts to establish some of its positions.

Finding Relative Values Throughout the World

We have continued to identify opportunities in all four of the strategies we pursue. Indeed, in the fund’s asset allocation strategy, we have seen a compelling valuation advantage for stocks over bonds.Within global stock markets, we have focused mainly on high-quality European equity markets that appear undervalued compared to historical norms. In developed bond markets, U.S. and German markets currently exhibit better valuation metrics than the U.K. fixed-income market. Finally, our currency strategy favors the Canadian dollar, Japanese yen and Swedish krona over the U.S. dollar and euro.

May 15, 2012

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

Equity securities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: FACTSET – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia, New Zealand and the Far East.The Citigroup World Government Bond Index is a market-capitalization weighted index which includes select designated government bond markets of developed countries. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Alpha Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$9.66	$13.50	$7.74
Ending value (after expenses)	$1,044.30	$1,040.90	$1,047.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$9.52	$13.30	$7.62
Ending value (after expenses)	$1,015.42	$1,011.64	$1,017.30

† Expenses are equal to the fund’s annualized expense ratio of 1.90% for Class A, 2.66% for Class C and 1.52% for Class I , multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2012 (Unaudited)

Common Stocks—56.3%	Shares	Value ($)
Australia—2.1%
AGL Energy	1,031	16,078
Alumina	4,253	5,136
Amcor	2,900	22,703
AMP	6,671	29,654
APA Group	1,047	5,690
Asciano	2,502	12,320
ASX	453	15,091
Australia & New Zealand Banking Group	5,926	147,507
Bendigo and Adelaide Bank	679	5,323
BHP Billiton	7,202	266,541
Boral	1,114	4,384
Brambles	2,996	22,550
Caltex Australia	304	4,358
Campbell Brothers	175	12,492
CFS Retail Property Trust	4,605	9,228
Coca-Cola Amatil	1,167	15,126
Cochlear	131	8,953
Commonwealth Bank of Australia	3,539	191,472
Computershare	1,247	10,918
Crown	793	7,513
CSL	1,203	45,912
Dexus Property Group	10,980	10,688
Echo Entertainment Group	1,233	5,776
Fairfax Media	3,972	2,853
Fortescue Metals Group	2,999	17,609
Goodman Group	3,806	14,264
GPT Group	3,997	13,607
Harvey Norman Holdings	1,739	3,657
Iluka Resources	927	16,406
Incitec Pivot	3,663	12,470
Insurance Australia Group	5,055	18,629
James Hardie Industries-CDI	813	6,339
Leighton Holdings	370	7,931
Lend Lease Group	956	7,415
Lynas	2,174[a]	2,546

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Australia (continued)
Macquarie Group	730	22,199
Metcash	1,382	5,697
Mirvac Group	8,029	10,824
National Australia Bank	4,963	130,356
Newcrest Mining	1,674	45,833
Orica	763	21,343
Origin Energy	2,519	34,773
OZ Minerals	594	5,770
Qantas Airways	1,470[a]	2,502
QBE Insurance Group	2,604	37,519
QR National	3,288	12,460
Ramsay Health Care	282	5,880
Rio Tinto	950	65,620
Santos	2,138	31,205
Sims Metal Management	536	7,935
Sonic Healthcare	650	8,533
SP Ausnet	4,324	4,974
Stockland	5,224	16,859
Suncorp Group	2,676	22,677
Sydney Airport	1,203	3,644
TABCORP Holdings	1,233	3,684
Tatts Group	3,183	8,549
Telstra	10,098	37,214
Toll Holdings	1,206	7,357
Transurban Group	3,142	19,201
Wesfarmers	2,308	72,755
Westfield Group	4,995	48,048
Westfield Retail Trust	7,212	20,422
Westpac Banking	6,812	161,193
Woodside Petroleum	1,399	50,858
Woolworths	2,783	75,154
WorleyParsons	374	10,999
		2,011,176
Austria—.1%
Erste Group Bank	335	7,713
IMMOFINANZ	2,952[a]	10,377

Common Stocks (continued)	Shares	Value ($)
Austria (continued)
OMV	349	11,814
Raiffeisen Bank International	116	3,851
Telekom Austria	603	6,613
Verbund	172	4,814
Vienna Insurance Group	90	3,669
Voestalpine	207	6,700
		55,551
Belgium—.2%
Ageas	6,161	11,212
Anheuser-Busch InBev	1,810	130,442
Bekaert	38	1,126
Belgacom	383	10,879
Colruyt	135	5,530
Delhaize Group	180	8,761
Groupe Bruxelles Lambert	183	12,694
Groupe Bruxelles Lambert (STRIP)	31[a]	0
KBC Groep	268	5,182
Mobistar	79	2,987
Solvay	127	15,453
UCB	179	8,360
Umicore	281	15,247
		227,873
Canada—2.9%
Agnico-Eagle Mines	400	15,977
Agrium	400	35,233
Alimentation Couche Tard, Cl. B	200	8,675
ARC Resources	600	12,353
Athabasca Oil Sands	720[a]	8,454
Bank of Montreal	1,400	83,140
Bank of Nova Scotia	2,420	134,234
Barrick Gold	2,264	91,573
Baytex Energy	293	15,484
BCE	600	24,305
Bell Aliant	189	5,005
Bombardier, Cl. B	3,805	16,099
Bonavista Energy	335	6,043

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Canada (continued)
Brookfield Asset Management, Cl. A	1,291	42,600
Brookfield Office Properties	600	10,865
CAE	500	5,466
Cameco	826	18,277
Canadian Imperial Bank of Commerce	900	67,895
Canadian National Railway	970	82,768
Canadian Natural Resources	2,400	83,373
Canadian Oil Sands	1,148	25,367
Canadian Pacific Railway	354	27,393
Canadian Tire, Cl. A	196	13,707
Canadian Utilities, Cl. A	200	14,088
Cenovus Energy	1,652	59,947
Centerra Gold	297	3,845
CGI Group, Cl. A	427[a]	9,582
CI Financial	300	7,182
Crescent Point Energy	600	26,212
Eldorado Gold	1,400	19,839
Empire, Cl. A	100	5,885
Enbridge	1,700	71,221
EnCana	1,500	31,414
Enerplus	539	9,973
Fairfax Financial Holdings	44	18,037
Finning International	432	12,069
First Quantum Minerals	1,126	23,387
Fortis	500	17,339
Franco-Nevada	300	13,455
George Weston	100	6,390
Gildan Activewear	206	5,932
Goldcorp	1,800	68,925
Great-West Lifeco	700	17,713
H&R Real Estate Investment Trust	300	7,409
Husky Energy	800	20,867
IAMGOLD	814	10,093
IGM Financial	300	14,075
Imperial Oil	628	29,234

Common Stocks (continued)	Shares	Value ($)
Canada (continued)
Industrial Alliance
Insurance & Financial Services	200	6,377
Inmet Mining	100	5,500
Intact Financial	310	20,013
Ivanhoe Mines	515[a]	6,010
Kinross Gold	2,279	20,415
Loblaw	200	6,751
Lululemon Athletica	198[a]	14,680
Magna International	471	20,638
Manulife Financial	4,100	56,067
MEG Energy	248[a]	10,797
Metro	300	16,549
National Bank of Canada	400	31,216
New Gold	1,100[a]	10,021
Nexen	1,079	20,849
Niko Resources	80	3,370
Onex	200	7,942
Open Text	200[a]	11,211
Osisko Mining	597[a]	6,146
Pacific Rubiales Energy	600	17,211
Pan American Silver	400	7,778
Pembina Pipeline	595	17,995
Pengrowth Energy	600	5,393
Penn West Petroleum	1,100	18,850
Potash Corporation of Saskatchewan	1,941	82,516
Power Corporation of Canada	800	22,147
Power Financial	600	17,977
Precision Drilling	400[a]	3,684
Progress Energy Resources	300	3,301
Research In Motion	960[a]	13,730
RioCan Real Estate Investment Trust	400	10,988
Ritchie Bros. Auctioneers	200	4,231
Rogers Communications, Cl. B	900	33,588
Royal Bank of Canada	3,200	184,916
Saputo	343	16,029

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Canada (continued)
Shaw Communications, Cl. B	800	16,487
Shoppers Drug Mart	468	20,161
Silver Wheaton	834	25,460
Sino-Forest	423[a,b]	4
SNC-Lavalin Group	328	12,330
Sun Life Financial	1,400	34,322
Suncor Energy	3,556	117,448
Talisman Energy	2,100	27,463
Teck Resources, Cl. B	1,334	49,771
TELUS	100	6,003
TELUS (Non-Voting Shares)	300	17,603
Thomson Reuters	800	23,904
Tim Hortons	400	23,086
TMX Group	200[a]	9,130
Toronto-Dominion Bank	2,000	169,017
Tourmaline Oil	227[a]	5,471
TransAlta	400	6,632
TransCanada	1,600	70,384
Valeant Pharmaceuticals International	593[a]	32,983
Vermillion Energy	238	11,539
Viterra	923	14,864
Yamana Gold	1,600	23,467
		2,810,814
China—.0%
Foxconn International Holdings	7,000[a]	3,321
Yangzijiang Shipbuilding Holdings	4,000	3,815
		7,136
Denmark—.3%
AP Moller—Maersk, Cl. A	1	7,451
AP Moller—Maersk, Cl. B	3	23,464
Carlsberg, Cl. B	234	20,167
Coloplast, Cl. B	47	8,697
Danske Bank	1,556[a]	25,262
DSV	410	9,337
Novo Nordisk, Cl. B	958	141,300
Novozymes, Cl. B	562	14,739

Common Stocks (continued)	Shares	Value ($)
Denmark (continued)
TDC	800	5,736
Tryg	63	3,514
Vestas Wind Systems	325[a]	2,869
William Demant Holding	49[a]	4,625
		267,161
Finland—.2%
Elisa	324	7,307
Fortum	909	19,551
Kesko, Cl. B	161	4,300
Kone, Cl. B	325	20,110
Metso	231	9,906
Neste Oil	180	2,127
Nokia	7,711	27,699
Nokian Renkaat	306	14,511
Orion, Cl. B	239	4,875
Pohjola Bank, Cl. A	426	4,584
Sampo, Cl. A	889	23,651
Sanoma	219	2,287
Stora Enso, Cl. R	1,052	7,171
UPM-Kymmene	1,165	14,911
Wartsila	304	12,304
		175,294
France—2.0%
Accor	396	13,677
Aeroports de Paris	60	5,048
Air Liquide	643	82,696
Alcatel-Lucent	5,032[a]	7,752
Alstom	429	15,319
Arkema	129	11,424
Atos	112	7,213
AXA	3,908	55,345
BNP Paribas	2,186	87,812
Bouygues	500	13,580
Bureau Veritas	111	9,889
Cap Gemini	387	15,105
Carrefour	1,168	23,459

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
Casino Guichard Perrachon	98	9,623
Christian Dior	134	20,192
Cie de St-Gobain	930	38,952
Cie Generale d’Optique Essilor International	452	39,807
Cie Generale de Geophysique-Veritas	413[a]	11,758
Cie Generale des Etablissements Michelin, Cl. B	375	28,003
CNP Assurances	276	3,872
Credit Agricole	1,825	9,379
Danone	1,323	93,069
Dassault Systemes	114	11,063
Edenred	437	13,957
EDF	506	10,705
Eiffage	95	3,229
Eurazeo	74	3,792
Eutelsat Communications	355	12,635
Fonciere Des Regions	64	4,960
France Telecom	4,033	55,167
GDF Suez	2,685	61,800
Gecina	42	3,893
Groupe Eurotunnel	1,230	10,349
ICADE	48	4,049
Iliad	42	5,406
Imerys	52	2,955
JC Decaux	159[a]	4,511
Klepierre	279	8,833
L’Oreal	526	63,277
Lafarge	420	16,374
Lagardere	214	6,486
Legrand	539	18,192
LVMH Moet Hennessy
Louis Vuitton	574	95,079
Natixis	1,498	4,564
Neopost	74	4,254
Pernod-Ricard	452	46,909
Peugeot	426	5,114
PPR	156	26,088

Common Stocks (continued)	Shares	Value ($)
France (continued)
Publicis Groupe	346	17,842
Renault	424	19,263
Safran	411	15,231
Sanofi	2,559	195,293
Schneider Electric	1,071	65,788
SCOR	300	7,931
Societe BIC	49	5,397
Societe Generale	1,477	34,914
Societe Television
Francaise 1	223	2,155
Sodexo	227	18,075
Suez Environnement	631	8,899
Technip	214	24,197
Thales	168	5,820
Total	4,763	227,389
Unibail-Rodamco	212	39,620
Vallourec	251	15,092
Veolia Environnement	971	14,220
Vinci	1,009	46,741
Vivendi	2,720	50,275
Wendel	72	5,386
		1,926,143
Germany—1.8%
Adidas	484	40,358
Allianz	1,027	114,425
Axel Springer	81	3,693
BASF	2,065	169,974
Bayer	1,865	131,345
Bayerische Motoren Werke	741	70,428
Beiersdorf	224	15,713
Brenntag	94	11,707
Celesio	112	1,931
Commerzbank	7,389[a]	15,990
Continental	156	15,118
Daimler	2,047	113,155
Deutsche Bank	2,115	92,014

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Germany (continued)
Deutsche Boerse	410	25,738
Deutsche Lufthansa	560	7,287
Deutsche Post	1,961	36,596
Deutsche Telekom	6,385	71,976
E.ON	4,078	92,378
Fraport Frankfurt Airport
Services Worldwide	66	4,288
Fresenius & Co.	233	23,252
Fresenius Medical Care & Co.	436	30,948
GEA Group	460	15,178
Hannover Rueckversicherung	185	11,181
HeidelbergCement	353	19,406
Henkel & Co.	267	16,341
Hochtief	76	4,455
Infineon Technologies	2,282	22,716
K+S	361	18,039
Kabel Deutschland Holding	209[a]	13,167
Lanxess	155	12,340
Linde	374	64,005
MAN	159	20,085
Merck	162	17,797
Metro	278	8,969
Muenchener Rueckversicherungs	409	59,357
RWE	1,095	47,066
Salzgitter	53	2,767
SAP	2,073	137,434
Siemens	1,849	171,234
Suedzucker	90	2,739
ThyssenKrupp	900	21,322
United Internet	250	4,943
Volkswagen	50	8,534
Wacker Chemie	21	1,692
		1,789,081
Greece—.0%
Coca-Cola Hellenic Bottling	333[a]	6,611
Hellenic Telecommunications Organization	542	1,772

Common Stocks (continued)	Shares	Value ($)
Greece (continued)
National Bank of Greece	2,049[a]	4,556
OPAP	436	3,895
		16,834
Hong Kong—.6%
AIA Group	19,200	68,308
ASM Pacific Technology	400	5,419
Bank of East Asia	3,940	14,703
BOC Hong Kong Holdings	9,000	27,901
Cathay Pacific Airways	2,000	3,393
Cheung Kong Holdings	3,000	39,908
Cheung Kong
Infrastructure Holdings	1,000	5,936
CLP Holdings	4,000	34,263
First Pacific	4,000	4,347
Galaxy Entertainment Group	3,000[a]	9,378
Hang Lung Group	2,000	12,555
Hang Lung Properties	5,000	18,498
Hang Seng Bank	1,600	21,986
Henderson Land Development	2,000	11,395
HKT Trust	239	186
Hong Kong & China Gas	10,470	26,776
Hong Kong Exchanges & Clearing	2,400	38,393
Hopewell Holdings	1,000	2,688
Hutchison Whampoa	5,000	48,113
Hysan Development	1,000	4,531
Kerry Properties	1,500	6,854
Li & Fung	12,000	25,678
Lifestyle International Holdings	1,500	3,519
Link REIT	5,500	22,900
MTR	3,000	10,673
New World Development	6,000	7,479
NWS Holdings	4,000	6,043
Orient Overseas International	500	3,416
PCCW	11,000	4,098
Power Assets Holdings	3,000	22,429
Shangri-La Asia	4,000	8,497

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Sino Land	8,400	14,509
SJM Holdings	3,000	6,590
Sun Hung Kai Properties	3,000	36,196
Swire Pacific, Cl. A	1,500	17,721
Wharf Holdings	3,200	19,098
Wheelock & Co.	2,000	6,755
Yue Yuen Industrial Holdings	1,000	3,351
		624,483
Ireland—.1%
CRH	1,673	33,912
Elan	1,004[a]	13,886
Irish Bank Resolution	3,069[a,b]	4
Kerry Group, Cl. A	260	11,759
		59,561
Israel—.2%
Bank Hapoalim	2,512	9,341
Bank Leumi Le-Israel	2,777	8,704
Bezeq Israeli Telecommunication	4,209	7,043
Cellcom Israel	176	2,214
Israel	7	4,574
Israel Chemicals	945	10,841
Israel Discount Bank, Cl. A	2,485[a]	3,228
Mizrahi Tefahot Bank	424[a]	3,829
NICE Systems	136[a]	5,159
Teva Pharmaceutical Industries	2,130	96,408
		151,341
Italy—.5%
A2A	1,653	1,049
Assicurazioni Generali	2,668	36,337
Atlantia	719	10,896
Autogrill	352	3,503
Banca Carige	966	1,010
Banca Monte dei Paschi di Siena	6,557	2,328
Banco Popolare	5,205	7,730
Enel	14,792	48,554
Enel Green Power	3,490	5,635

Common Stocks (continued)	Shares	Value ($)
Italy (continued)
ENI	5,424	120,391
EXOR	146	3,395
Fiat	1,272[a]	6,142
Fiat Industrial	1,851	20,996
Finmeccanica	723	3,106
Intesa Sanpaolo	23,258	35,185
Intesa Sanpaolo-RSP	2,248	3,002
Luxottica Group	298	10,669
Mediaset	1,052	2,502
Mediobanca	844	4,122
Pirelli & C	735	8,950
Prysmian	517	8,417
Saipem	541	26,723
Snam	3,371	16,035
Telecom Italia	19,854	22,560
Telecom Italia-RSP	13,412	12,604
Terna Rete Elettrica Nazionale	2,144	7,974
Unicredit	8,163	32,477
Unione di Banche Italiane	1,956	7,264
		469,556
Japan—5.1%
Advantest	300	5,035
Aeon	1,400	18,305
Aeon Credit Service	300	5,260
AEON Mall	200	4,461
Aisin Seiki	500	17,810
Ajinomoto	2,000	25,875
Alfresa Holdings	100	4,628
All Nippon Airways	2,000	5,861
Amada	1,000	6,838
Aozora Bank	2,000	5,160
Asahi Glass	2,000	15,856
Asahi Group Holdings	900	20,323
Asahi Kasei	3,000	18,636
Asics	500	5,429
Astellas Pharma	1,000	40,641

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Bank of Kyoto	1,000	8,504
Bank of Yokohama	3,000	14,616
Benesse Holdings	100	4,960
Bridgestone	1,500	35,788
Brother Industries	400	5,421
Canon	2,500	114,910
Casio Computer	600	4,020
Central Japan Railway	3	24,948
Chiba Bank	2,000	12,199
Chubu Electric Power	1,400	22,934
Chugai Pharmaceutical	400	7,234
Chugoku Bank	1,000	12,675
Chugoku Electric Power	700	12,037
Citizen Holdings	400	2,520
Coca-Cola West	200	3,627
Cosmo Oil	1,000	2,780
Credit Saison	300	6,478
Dai Nippon Printing	1,000	8,930
Dai-ichi Life Insurance	21	26,617
Daicel	1,000	6,362
Daido Steel	1,000	6,250
Daiichi Sankyo	1,400	24,092
Daikin Industries	600	15,961
Dainippon Sumitomo Pharma	400	4,018
Daito Trust Construction	200	18,060
Daiwa House Industry	1,000	12,950
Daiwa Securities Group	4,000	15,229
DeNA	200	6,270
Denki Kagaku Kogyo	1,000	3,908
Denso	1,100	35,943
Dentsu	400	12,339
East Japan Railway	800	49,897
Eisai	500	19,538
Electric Power Development	200	5,551
FamilyMart	100	4,459
FANUC	400	68,082

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Fast Retailing	100	22,456
Fuji Electric	2,000	5,360
Fuji Heavy Industries	1,000	7,677
FUJIFILM Holdings	1,000	21,379
Fujitsu	4,000	19,538
Fukuoka Financial Group	2,000	8,366
Furukawa Electric	1,000	2,730
Gree	200	5,388
GS Yuasa	1,000	5,185
Gunma Bank	1,000	5,085
Hachijuni Bank	1,000	5,461
Hakuhodo DY Holdings	70	4,392
Hamamatsu Photonics	100	4,001
Hino Motors	1,000	7,139
Hirose Electric	100	10,533
Hiroshima Bank	1,000	4,070
Hisamitsu Pharmaceutical	100	4,459
Hitachi	10,000	64,124
Hitachi Chemical	200	3,735
Hitachi Construction Machinery	200	4,376
Hitachi High-Technologies	200	5,052
Hitachi Metals	1,000	12,549
Hokkaido Electric Power	300	4,223
Hokuhoku Financial Group	3,000	5,260
Hokuriku Electric Power	300	5,136
Honda Motor	3,700	134,200
Hoya	900	20,740
Ibiden	200	4,130
Idemitsu Kosan	100	9,243
IHI	3,000	7,289
INPEX	5	33,189
Isetan Mitsukoshi Holdings	680	7,443
Isuzu Motors	3,000	17,246
ITOCHU	3,300	37,445
Itochu Techno-Solutions	100	4,565
Iyo Bank	1,000	8,316

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
J Front Retailing	1,200	6,192
Japan Petroleum Exploration	100	4,590
Japan Prime Realty Investment	2	5,759
Japan Real Estate Investment	1	8,867
Japan Retail Fund Investment	4	6,387
Japan Steel Works	1,000	6,112
Japan Tobacco	10	55,545
JFE Holdings	1,100	20,817
JGC	1,000	28,956
Joyo Bank	1,000	4,383
JS Group	600	11,820
JSR	300	5,959
JTEKT	300	3,318
Jupiter Telecommunications	3	3,179
JX Holdings	4,540	25,758
Kajima	2,000	5,711
Kamigumi	1,000	8,053
Kaneka	1,000	6,212
Kansai Electric Power	1,500	21,755
Kansai Paint	1,000	10,796
Kao	1,100	29,579
Kawasaki Heavy Industries	4,000	12,123
Kawasaki Kisen Kaisha	1,000	2,129
KDDI	7	46,027
Keikyu	1,000	8,592
Keio	1,000	7,239
Keisei Electric Railway	1,000	7,740
Keyence	121	28,733
Kikkoman	1,000	11,760
Kintetsu	3,000	10,596
Kirin Holdings	2,000	25,600
Kobe Steel	4,000	5,761
Komatsu	2,100	60,887
Konami	200	5,836
Konica Minolta Holdings	1,000	8,191
Kubota	3,000	29,156

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Kuraray	800	11,462
Kurita Water Industries	200	4,912
Kyocera	400	39,376
Kyowa Hakko Kirin	371	3,917
Kyushu Electric Power	900	11,959
Lawson	200	13,251
Makita	200	7,740
Marubeni	4,000	27,954
Marui Group	600	4,779
Mazda Motor	6,000[a]	9,844
McDonald’s Holdings Japan	200	5,681
Medipal Holdings	500	6,350
MEIJI Holdings	117	5,195
Miraca Holdings	100	3,951
Mitsubishi	3,000	65,489
Mitsubishi Chemical Holdings	3,000	15,856
Mitsubishi Electric	4,000	35,419
Mitsubishi Estate	3,000	53,504
Mitsubishi Gas Chemical	1,000	6,588
Mitsubishi Heavy Industries	7,000	31,912
Mitsubishi Materials	2,000	6,012
Mitsubishi Motors	9,000[a]	10,145
Mitsubishi Tanabe Pharma	400	5,571
Mitsubishi UFJ Financial Group	28,560	138,427
Mitsubishi UFJ Lease & Finance	120	5,005
Mitsui & Co.	3,800	59,681
Mitsui Chemicals	2,000	5,786
Mitsui Fudosan	2,000	36,997
Mitsui OSK Lines	2,000	7,815
Mizuho Financial Group	49,900	79,370
MS&AD Insurance Group Holdings	1,290	23,960
Murata Manufacturing	400	23,020
Nabtesco	200	4,313
Namco Bandai Holdings	500	7,189
NEC	6,000[a]	10,896
NGK Insulators	1,000	12,587

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
NHK Spring	500	5,260
Nidec	300	27,052
Nikon	700	20,979
Nintendo	200	27,303
Nippon Building Fund	1	9,531
Nippon Electric Glass	1,000	8,166
Nippon Express	2,000	7,590
Nippon Meat Packers	1,000	12,837
Nippon Paper Group	200	4,008
Nippon Sheet Glass	1,000	1,303
Nippon Steel	12,000	30,209
Nippon Telegraph & Telephone	1,000	45,400
Nippon Yusen	3,000	8,942
Nishi-Nippon City Bank	2,000	5,285
Nissan Motor	5,600	58,634
Nisshin Seifun Group	500	6,124
Nisshin Steel	2,000	2,830
Nissin Foods Holdings	100	3,764
Nitori Holdings	100	9,205
Nitto Denko	300	12,437
NKSJ Holdings	725	15,028
NOK	300	6,248
Nomura Holdings	8,300	34,304
Nomura Real Estate Holdings	300	5,286
Nomura Real Estate Office Fund	1	5,818
Nomura Research Institute	200	4,621
NSK	1,000	6,938
NTN	1,000	3,820
NTT Data	2	6,971
NTT DoCoMo	33	56,292
Obayashi	1,000	4,246
Odakyu Electric Railway	2,000	18,536
OJI Paper	2,000	9,193
Olympus	500[a]	7,890
Omron	400	8,552
Ono Pharmaceutical	200	11,322

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
ORACLE JAPAN	100	3,870
Oriental Land	100	11,097
ORIX	210	20,199
Osaka Gas	4,000	16,181
OTSUKA	100	8,053
Otsuka Holdings	600	18,110
Panasonic	5,000	38,950
Rakuten	15	16,720
Resona Holdings	3,800	16,229
Ricoh	2,000	18,135
Rinnai	100	7,327
Rohm	200	9,068
Sankyo	100	4,834
Sanrio	100	4,402
Santen Pharmaceutical	100	4,177
SBI Holdings	44	3,582
Secom	500	23,796
Sega Sammy Holdings	500	10,489
Seiko Epson	300	4,043
Sekisui Chemical	1,000	9,017
Sekisui House	1,000	9,331
Seven & I Holdings	1,700	51,589
Seven Bank	1,000	2,480
Sharp	2,000	12,925
Shikoku Electric Power	400	10,335
Shimadzu	1,000	8,967
Shimamura	100	11,359
Shimano	200	13,176
Shimizu	1,000	3,807
Shin-Etsu Chemical	900	52,301
Shinsei Bank	4,000	5,210
Shionogi & Co.	500	6,544
Shiseido	800	14,047
Shizuoka Bank	1,000	10,483
Showa Denko	3,000	6,726
Showa Shell Sekiyu	500	3,162

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
SMC	100	16,795
Softbank	1,900	57,015
Sojitz	2,900	4,903
Sony	2,300	37,908
Sony Financial Holdings	200	3,276
Square Enix Holdings	200	3,923
Stanley Electric	300	4,625
Sumco	200[a]	2,149
Sumitomo	2,300	32,839
Sumitomo Chemical	3,000	12,437
Sumitomo Electric Industries	1,700	23,186
Sumitomo Heavy Industries	1,000	5,185
Sumitomo Metal Industries	6,000	10,896
Sumitomo Metal Mining	1,000	13,226
Sumitomo Mitsui Financial Group	2,900	93,852
Sumitomo Mitsui Trust Holdings	5,980	17,675
Sumitomo Realty & Development	1,000	24,097
Sumitomo Rubber Industries	400	5,571
Suruga Bank	1,000	10,019
Suzuken	100	3,031
Suzuki Motor	800	19,007
Sysmex	200	8,091
T&D Holdings	1,300	14,116
Taisei	2,000	5,085
Taisho Pharmaceutical Holdings	100	7,990
Taiyo Nippon Sanso	1,000	6,938
Takashimaya	1,000	7,615
Takeda Pharmaceutical	1,700	74,200
TDK	300	15,856
Teijin	2,000	6,763
Terumo	400	18,411
THK	200	4,018
Tobu Railway	2,000	10,195
Toho	200	3,597
Toho Gas	1,000	6,037
Tohoku Electric Power	1,000	10,508

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Tokio Marine Holdings	1,600	41,260
Tokyo Electric Power	3,000[a]	7,515
Tokyo Electron	400	22,318
Tokyo Gas	5,000	24,172
Tokyu	3,000	14,052
Tokyu Land	1,000	4,859
TonenGeneral Sekiyu	1,000	9,393
Toppan Printing	1,000	6,801
Toray Industries	3,000	23,182
Toshiba	9,000	37,084
Tosoh	1,000	2,793
TOTO	1,000	7,414
Toyo Seikan Kaisha	300	4,028
Toyoda Gosei	200	4,118
Toyota Industries	300	8,540
Toyota Motor	6,200	256,635
Toyota Tsusho	400	7,980
Trend Micro	300	9,145
Tsumura & Co.	100	2,671
Ube Industries	2,000	5,135
UNICHARM	200	11,172
Ushio	200	2,628
USS	60	6,109
West Japan Railway	400	16,457
Yahoo! Japan	24	7,217
Yakult Honsha	200	7,384
Yamada Denki	140	9,118
Yamaguchi
Financial Group	1,000	8,617
Yamaha	400	3,903
Yamaha Motor	700	9,425
Yamato Holdings	700	10,845
Yamato Kogyo	200	5,721
Yaskawa Electric	1,000	8,754
Yokogawa Electric	400	3,867
		4,917,728

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Luxembourg—.1%
ArcelorMittal	1,922	33,236
Millicom International Cellular, SDR	159	16,885
SES	651	15,587
Tenaris	1,131	21,900
		87,608
Macau—.0%
Sands China	5,200	20,444
Wynn Macau	3,200	10,271
		30,715
Netherlands—.6%
Aegon	3,776[a]	17,437
Akzo Nobel	546	29,257
ASML Holding	989	50,318
Corio	129	5,773
Delta Lloyd	221	3,725
European Aeronautic
Defence and Space	862	34,028
Fugro	121	8,818
Heineken	607	33,192
Heineken Holding	247	11,436
ING Groep	8,381[a]	59,091
Koninklijke Ahold	2,421	30,704
Koninklijke Boskalis Westminster	204	7,441
Koninklijke DSM	378	21,671
Koninklijke KPN	3,150	28,271
Koninklijke Philips Electronics	2,251	44,690
Koninklijke Vopak	176	11,343
LyondellBasell Industries, Cl. A	622	25,987
QIAGEN	398[a]	6,577
Randstad Holding	336	11,634
Reed Elsevier	1,636	19,291
SBM Offshore	365	6,631
STMicroelectronics	1,644	9,324
TNT Express	628	7,614
Unilever	3,675	125,833
Wolters Kluwer	545	9,406
		619,492

Common Stocks (continued)	Shares	Value ($)
New Zealand—.0%
Auckland International Airport	2,415	4,999
Contact Energy	460	1,825
Fletcher Building	1,409	7,216
Sky City Entertainment Group	1,940	6,095
Telecom Corporation of New Zealand	4,764	10,251
		30,386
Norway—.2%
Aker Solutions	268	4,550
DNB	2,280	24,558
Gjensidige Forsikring	483	5,438
Norsk Hydro	1,845	8,967
Orkla	1,726	12,667
SeaDrill	751	29,039
Statoil	2,431	64,845
Telenor	1,698	31,183
Yara International	460	22,541
		203,788
Portugal—.1%
Banco Espirito Santo	905	767
Cimpor-Cimentos de Portugal	565	4,128
Energias de Portugal	4,216	12,053
Galp Energia, Cl. B	600	9,442
Jeronimo Martins	521	9,757
Portugal Telecom	1,514	8,148
		44,295
Singapore—.4%
Ascendas Real Estate
Investment Trust	3,400	5,716
Avago Technologies	486	16,757
CapitaLand	6,500	15,445
CapitaMall Trust	4,000	5,819
Capitamalls Asia	4,000	4,979
City Developments	1,000	8,195
ComfortDelgro	5,000	6,183
Cosco Singapore	3,000	2,509
DBS Group Holdings	3,500	39,489
Flextronics International	1,406[a]	9,364

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Singapore (continued)
Fraser and Neave	2,000	11,380
Genting Singapore	13,000[a]	18,177
Global Logistic Properties	4,150[a]	6,909
Golden Agri-Resources	12,640	7,509
Hutchison Port Holdings Trust	9,000	6,795
Keppel	3,200	28,578
Keppel Land	1,000	2,562
Noble Group	7,636	7,282
Olam International	3,045	5,586
Oversea-Chinese Banking	6,000	43,449
SembCorp Industries	2,000	8,163
SembCorp Marine	2,000	8,211
Singapore Airlines	1,866	16,137
Singapore Exchange	2,000	10,830
Singapore Press Holdings	3,000	9,626
Singapore Technologies Engineering	4,000	9,731
Singapore Telecommunications	17,000	42,868
StarHub	2,000	5,156
United Overseas Bank	3,000	46,674
UOL Group	1,000	3,653
Wilmar International	4,000	15,744
		429,476
Spain—.6%
Abertis Infraestructuras	752	11,635
Acciona	39	2,395
Acerinox	192	2,334
ACS Actividades de Construccion y Servicios	261	4,784
Amadeus IT Holding, Cl. A	676	13,815
Banco Bilbao Vizcaya Argentaria	9,790	66,162
Banco de Sabadell	3,765	8,890
Banco Popular Espanol	1,685	5,386
Banco Santander	19,335	120,789
Bankia	1,979	6,792
Bankinter	357	1,588
CaixaBank	1,838	6,335

Common Stocks (continued)	Shares	Value ($)
Spain (continued)
Distribuidora Internacional de Alimentacion	986[a]	4,724
EDP Renovaveis	522[a]	2,223
Enagas	438	7,696
Ferrovial	725	8,072
Fomento de Construcciones y Contratas	161	2,750
Gas Natural SDG	675	9,399
Grifols	438[a]	11,029
Iberdrola	8,919	41,517
Inditex	502	45,148
Indra Sistemas	130	1,349
Mapfre	1,615	4,666
Red Electrica	248	10,796
Repsol	1,855	35,478
Telefonica	9,253	134,838
Zardoya Otis	186	2,277
		572,867
Sweden—.7%
Alfa Laval	650	12,955
Assa Abloy, Cl. B	691	20,134
Atlas Copco, Cl. A	1,555	37,005
Atlas Copco, Cl. B	961	20,168
Boliden	746	11,939
Electrolux, Ser. B	610	13,618
Getinge, Cl. B	363	9,740
Hennes & Mauritz, Cl. B	2,222	76,310
Hexagon, Cl. B	485	9,847
Holmen, Cl. B	75	1,991
Husqvarna, Cl. B	673	3,872
Industrivarden, Cl. C	308	4,705
Investment AB Kinnevik, Cl. B	553	11,244
Investor, Cl. B	962	19,173
Lundin Petroleum	378[a]	7,517
Modern Times Group, Cl. B	68	3,305
Nordea Bank	5,932	52,585
Ratos, Cl. B	334	3,910

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Sweden (continued)
Sandvik	2,059	32,615
Scania, Cl. B	848	17,330
Securitas, Cl. B	706	6,468
Skandinaviska Enskilda Banken, Cl. A	3,393	22,891
Skanska, Cl. B	905	14,726
SKF, Cl. B	823	19,524
SSAB, Cl. A	326	3,326
Svenska Cellulosa, Cl. B	1,254	19,864
Svenska Handelsbanken, Cl. A	1,132	36,671
Swedbank, Cl. A	1,919	31,768
Swedish Match	411	16,701
Tele2, Cl. B	581	11,070
Telefonaktiebolaget LM Ericsson, Cl. B	6,921	68,558
TeliaSonera	5,138	34,336
Volvo, Cl. B	3,207	44,456
		700,322
Switzerland—2.0%
ABB	4,958[a]	90,349
Actelion	292[a]	12,354
Adecco	300[a]	14,609
Aryzta	202[a]	10,171
Baloise Holding	91	7,043
Barry Callebaut	7[a]	6,737
Cie Financiere Richemont, Cl. A	1,140	70,461
Credit Suisse Group	2,497[a]	59,726
GAM Holding	436[a]	5,596
Geberit	85[a]	17,971
Givaudan	17[a]	16,501
Holcim	569[a]	35,419
Julius Baer Group	524[a]	20,062
Kuehne & Nagel International	100	12,152
Lindt & Spruengli-PC	3	9,784
Lonza Group	82	3,698
Nestle	7,383	452,261
Novartis	5,230	288,395
Pargesa Holding-BR	64	4,284

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Partners Group Holding	25	4,757
Roche Holding	1,575	287,705
Schindler Holding	48	6,135
Schindler Holding-PC	121	15,651
SGS	12	23,176
Sika-BR	5	10,593
Sonova Holding	118[a]	13,027
Straumann Holding	19	3,153
Sulzer	73	10,496
Swatch Group	75	5,982
Swatch Group-BR	72	33,206
Swiss Life Holding	58[a]	5,933
Swiss Re	730[a]	45,763
Swisscom	56	20,860
Syngenta	207	72,683
Synthes	153[c]	26,381
Transocean	775	38,680
UBS	8,270[a]	103,233
Zurich Insurance Group	335[a]	81,937
		1,946,924
United Kingdom—5.5%
3i Group	1,736	5,387
Admiral Group	331	6,509
Aggreko	650	23,759
AMEC	829	15,279
Anglo American	2,990	114,974
Antofagasta	956	18,334
Aon	613	31,753
ARM Holdings	2,837	24,140
Associated British Foods	866	17,142
AstraZeneca	2,936	128,702
Aviva	5,997	30,004
Babcock International Group	857	11,565
BAE Systems	6,925	33,196
Balfour Beatty	1,187	5,031
Barclays	26,198	92,847

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
BG Group	7,630	179,717
BHP Billiton	4,756	152,491
BP	42,490	307,039
British American Tobacco	4,420	226,735
British Land	1,615	12,835
British Sky Broadcasting Group	2,397	26,390
BT Group	17,906	61,294
Bunzl	883	14,668
Burberry Group	1,038	25,031
Capita Group	1,353	14,567
Capital Shopping Centres Group	1,567	8,270
Carnival	420	13,661
Centrica	11,454	57,082
Cobham	2,046	7,525
Compass Group	4,370	45,700
Diageo	5,628	141,746
Essar Energy	227 [a]	540
Eurasian Natural Resources	384	3,489
Experian	2,339	36,937
Fresnillo	386	9,778
G4S	3,476	15,782
GKN	4,165	13,777
GlaxoSmithKline	11,319	261,920
Glencore International	2,815	19,455
Hammerson	1,232	8,354
HSBC Holdings	39,994	360,506
ICAP	931	5,740
Imperial Tobacco Group	2,282	91,307
Inmarsat	794	5,671
Intercontinental Hotels Group	757	18,033
International Consolidated Airlines Group	1,579 [a]	4,535
International Power	3,211	21,743
Intertek Group	371	15,152
Invensys	1,440	5,193
Investec	1,679	9,684
ITV	8,986	12,213

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
J Sainsbury	2,638	13,190
Johnson Matthey	535	20,103
Kazakhmys	315	4,404
Kingfisher	4,977	23,478
Land Securities Group	1,614	19,067
Legal & General Group	12,314	23,515
Lloyds Banking Group	93,311[a]	46,987
London Stock Exchange Group	302	5,336
Lonmin	237	4,010
Man Group	3,853	6,476
Marks & Spencer Group	3,182	18,447
Meggitt	1,371	9,094
National Grid	8,071	87,221
Next	413	19,643
Old Mutual	9,966	23,920
Pearson	1,894	35,677
Petrofac	592	16,679
Prudential	5,577	68,329
Randgold Resources	181	15,945
Reckitt Benckiser Group	1,405	81,838
Reed Elsevier	2,543	21,060
Resolution	2,757	10,019
Rexam	1,726	12,052
Rio Tinto	3,085	171,954
Rolls-Royce Holdings	4,164[a]	55,683
Royal Bank of Scotland Group	38,719[a]	15,259
Royal Dutch Shell, Cl. A	8,052	286,740
Royal Dutch Shell, Cl. B	5,977	218,040
RSA Insurance Group	8,804	15,011
SABMiller	2,161	90,834
Sage Group	3,267	15,178
Schroders	205	4,720
Segro	1,292	4,639
Serco Group	873	7,691
Severn Trent	444	12,185
Shire	1,298	42,366

The Fund 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Smith & Nephew	1,887	18,584
Smiths Group	886	15,394
SSE	2,146	46,034
Standard Chartered	5,362	131,129
Standard Life	5,770	20,950
Subsea 7	628[a]	16,258
Tate & Lyle	823	9,228
Tesco	18,148	93,522
Tui Travel	1,371	4,252
Tullow Oil	2,023	50,393
Unilever	2,905	99,205
United Utilities Group	1,764	17,717
Vedanta Resources	192	3,794
Vodafone Group	112,642	311,868
Weir Group	397	10,992
Whitbread	332	10,389
Willis Group Holdings	338	12,323
WM Morrison Supermarkets	4,437	20,217
Wolseley	631	24,008
WPP	2,914	39,440
Xstrata	4,509	86,216
		5,341,885
United States—30.0%
3M	1,501	134,129
Abbott Laboratories	3,497	217,024
Abercrombie & Fitch, Cl. A	160	8,027
Accenture, Cl. A	1,452	94,307
ACE	725	55,078
Activision Blizzard	1,022	13,153
Adobe Systems	1,066[a]	35,775
Advance Auto Parts	156	14,321
Advanced Micro Devices	1,129[a]	8,309
AES	1,563[a]	19,569
Aetna	784	34,527
Aflac	1,072	48,283
AGCO	265[a]	12,341

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Agilent Technologies	734	30,960
Air Products & Chemicals	484	41,377
Airgas	137	12,555
Akamai Technologies	441 [a]	14,377
Alcoa	2,185	21,260
Alexion Pharmaceuticals	386 [a]	34,864
Alleghany	36 [a]	12,344
Allegheny Technologies	240	10,306
Allergan	675	64,800
Alliance Data Systems	107 [a]	13,748
Alliant Energy	201	9,093
Allstate	1,084	36,130
Alpha Natural Resources	385 [a]	6,210
Altera	660	23,476
Altria Group	4,630	149,132
Amazon.com	818[a]	189,694
Ameren	535	17,543
American Electric Power	1,112	43,190
American Express	2,297	138,302
American International Group	1,241 [a]	42,231
American Tower	886 [d]	58,104
American Water Works	404	13,833
Ameriprise Financial	513	27,810
AmerisourceBergen	526	19,572
AMETEK	366	18,421
Amgen	1,790	127,287
Amphenol, Cl. A	393	22,849
Anadarko Petroleum	1,129	82,654
Analog Devices	641	24,986
Annaly Capital Management	2,134 [d]	34,827
Apache	872	83,660
Apollo Group, Cl. A	252 [a]	8,875
Apple	2,075 [a]	1,212,298
Applied Materials	2,983	35,766
Arch Capital Group	258 [a]	10,134
Arch Coal	499	4,870

The Fund 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Archer-Daniels-Midland	1,520	46,862
Arrow Electronics	221[a]	9,293
Assurant	223	8,996
AT&T	13,262	436,452
Autodesk	520[a]	20,472
Autoliv	210	13,175
Automatic Data Processing	1,098	61,071
AutoZone	52[a]	20,600
AvalonBay Communities	194[d]	28,208
Avery Dennison	191	6,108
Avnet	304[a]	10,968
Avon Products	1,019	22,010
Axis Capital Holdings	325	11,057
Baker Hughes	974	42,963
Ball	292	12,194
Bank of America	22,822	185,086
Baxter International	1,242	68,819
BB&T	1,593	51,040
Beam	336	19,078
Becton Dickinson & Co.	489	38,362
Bed Bath & Beyond	561[a]	39,489
Berkshire Hathaway, Cl. B	2,040[a]	164,118
Best Buy	636	14,037
Biogen Idec	505[a]	67,675
BlackRock	239	45,788
BMC Software	334[a]	13,781
Boeing	1,593	122,342
BorgWarner	246[a]	19,444
Boston Properties	308[d]	33,341
Boston Scientific	3,304[a]	20,683
Bristol-Myers Squibb	3,821	127,507
Broadcom, Cl. A	1,121[a]	41,029
Brown-Forman, Cl. B	160	13,816
Bunge	319	20,576
C.H. Robinson Worldwide	387	23,119
C.R. Bard	205	20,287

Common Stocks (continued)	Shares	Value ($)
United States (continued)
CA	930	24,571
Cablevision Systems (NY Group), Cl. A	423	6,269
Cabot Oil & Gas	418	14,689
Calpine	686[a]	12,863
Cameron International	575[a]	29,469
Campbell Soup	378	12,788
Capital One Financial	1,158	64,246
Cardinal Health	736	31,111
CareFusion	513[a]	13,292
CarMax	514[a]	15,867
Carnival	931	30,248
Caterpillar	1,455	149,530
CBRE Group, Cl. A	797[a]	14,992
CBS, Cl. B	1,317	43,922
Celanese, Ser. A	377	18,269
Celgene	1,007[a]	73,430
CenterPoint Energy	880	17,785
CenturyLink	1,374	52,981
Cerner	307[a]	24,895
CF Industries Holdings	146	28,187
Charles Schwab	2,298	32,861
Chesapeake Energy	1,541	28,416
Chevron	4,455	474,725
Chipotle Mexican Grill	66[a]	27,334
Chubb	597	43,623
Church & Dwight	346	17,577
Cigna	652	30,142
Cimarex Energy	155	10,712
Cincinnati Financial	311	11,078
Cintas	277	10,850
Cisco Systems	12,059	242,989
CIT Group	476[a]	18,017
Citigroup	6,577	217,304
Citrix Systems	401[a]	34,330
Cliffs Natural Resources	338	21,044
Clorox	267	18,717

The Fund 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
CME Group	134	35,620
Coach	669	48,944
Cobalt International Energy	481[a]	12,872
Coca-Cola	4,578	349,393
Coca-Cola Enterprises	721	21,717
Cognizant Technology Solutions, Cl. A	692[a]	50,737
Colgate-Palmolive	1,094	108,240
Comcast, Cl. A	4,713	142,945
Comcast, Cl. A (Special)	1,496	44,626
Comerica	458	14,665
Computer Sciences	290	8,137
ConAgra Foods	977	25,226
Concho Resources	234[a]	25,080
ConocoPhillips	2,832	202,856
CONSOL Energy	474	15,756
Consolidated Edison	676	40,188
Constellation Brands, Cl. A	362[a]	7,819
Continental Resources	106[a]	9,461
Cooper Industries	375	23,464
Corning	3,512	50,397
Costco Wholesale	942	83,056
Covance	119[a]	5,564
Coventry Health Care	297	8,907
Covidien	1,103	60,919
Cree	298[a]	9,208
Crown Castle International	660[a]	37,363
Crown Holdings	306[a]	11,316
CSX	2,231	49,774
Cummins	389	45,058
CVS Caremark	2,934	130,915
D.R. Horton	490	8,012
Danaher	1,266	68,643
Darden Restaurants	263	13,171
DaVita	225[a]	19,931
Deere & Co.	895	73,712
Dell	3,727[a]	61,011

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Delta Air Lines	279[a]	3,058
Denbury Resources	906[a]	17,250
DENTSPLY International	373	15,315
Devon Energy	885	61,817
Diamond Offshore Drilling	124	8,500
Digital Realty Trust	246[d]	18,472
DIRECTV, Cl. A	1,560[a]	76,861
Discover Financial Services	1,247	42,273
Discovery Communications, Cl. A	270[a]	14,693
Discovery Communications, Cl. C	282[a]	14,013
DISH Network, Cl. A	476	15,218
Dolby Laboratories, Cl. A	89[a]	3,491
Dollar General	408[a]	19,364
Dollar Tree	246[a]	25,008
Dominion Resources	1,275	66,542
Dover	431	27,006
Dow Chemical	2,676	90,663
Dr. Pepper Snapple Group	462	18,748
DTE Energy	398	22,439
Duke Energy	2,911	62,383
Duke Realty	676[d]	10,018
Dun & Bradstreet	102	7,934
E.I. du Pont de Nemours & Co.	2,086	111,518
Eastman Chemical	369	19,915
Eaton	686	33,051
Eaton Vance	238	6,259
eBay	2,630[a]	107,962
Ecolab	682	43,437
Edison International	658	28,959
Edwards Lifesciences	274[a]	22,734
El Paso	1,766	52,397
Electronic Arts	745[a]	11,458
Eli Lilly & Co.	2,358	97,598
EMC	4,597[a]	129,681
Emerson Electric	1,604	84,274
Energen	116	6,076

The Fund 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Energizer Holdings	129[a]	9,202
Entergy	417	27,339
EOG Resources	601	65,996
EQT	341	16,989
Equifax	253	11,592
Equity Residential	684[d]	42,025
Estee Lauder, Cl. A	502	32,806
Everest Re Group	102	10,108
Exelon	1,866	72,782
Expedia	230	9,805
Expeditors International of Washington	515	20,600
Express Scripts Holding	1,817[a]	101,344
Exxon Mobil	10,708	924,529
F5 Networks	182[a]	24,375
Family Dollar Stores	252	17,023
Fastenal	602	28,186
Federal Realty Investment Trust	119[d]	11,979
FedEx	663	58,503
Fidelity National Financial, Cl. A	408	7,862
Fidelity National Information Services	485	16,330
Fifth Third Bancorp	1,941	27,620
First Solar	95[a]	1,748
FirstEnergy	963	45,088
Fiserv	320[a]	22,493
FLIR Systems	304	6,828
Flowserve	145	16,665
Fluor	377	21,772
FMC	170	18,776
FMC Technologies	561[a]	26,367
Ford Motor	8,015	90,409
Forest Laboratories	543[a]	18,913
Fossil	126[a]	16,464
Franklin Resources	364	45,686
Freeport-McMoRan Copper & Gold	2,150	82,345
Frontier Communications	2,204	8,904
GameStop, Cl. A	315	7,169

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Gap	698	19,893
Garmin	290	13,668
General Dynamics	657	44,348
General Electric	23,620	462,480
General Growth Properties	945[d]	16,821
General Mills	1,418	55,146
General Motors	1,802[a]	41,446
Genuine Parts	342	22,155
Genworth Financial, Cl. A	798[a]	4,796
Gilead Sciences	1,704[a]	88,625
Goldman Sachs Group	1,059	121,944
Goodrich	262	32,871
Goodyear Tire & Rubber	433[a]	4,754
Google, Cl. A	573[a]	346,797
Green Mountain Coffee Roasters	244[a]	11,895
H&R Block	635	9,335
H.J. Heinz	739	39,396
Halliburton	1,993	68,200
Harley-Davidson	515	26,950
Harris	226	10,292
Hartford Financial Services Group	937	19,255
Hasbro	240	8,818
HCA Holdings	328	8,830
HCP	915[d]	37,927
Health Care REIT	443[d]	25,100
Helmerich & Payne	251	12,899
Henry Schein	182[a]	13,967
Herbalife	301	21,166
Hershey	351	23,521
Hertz Global Holdings	588[a]	9,061
Hess	698	36,394
Hewlett-Packard	4,487	111,098
HollyFrontier	537	16,550
Hologic	515[a]	9,847
Home Depot	3,465	179,452
Honeywell International	1,599	96,995

The Fund 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Hormel Foods	274	7,962
Hospira	411[a]	14,434
Host Hotels & Resorts	1,502[d]	24,993
Hudson City Bancorp	833	5,881
Humana	377	30,416
IHS, Cl. A	90[a]	9,096
Illinois Tool Works	1,005	57,667
Illumina	289[a]	12,869
Ingersoll-Rand	758	32,230
Integrys Energy Group	206	11,256
Intel	11,405	323,902
IntercontinentalExchange	156[a]	20,754
International Business Machines	2,636	545,863
International Flavors & Fragrances	188	11,319
International Game Technology	764	11,903
International Paper	889	29,613
Interpublic Group of Cos.	828	9,779
Intuit	649	37,623
Intuitive Surgical	83[a]	47,991
Invesco	1,012	25,138
Iron Mountain	417	12,664
J.C. Penney	357	12,873
J.M. Smucker	271	21,580
Jacobs Engineering Group	334[a]	14,639
JB Hunt Transport Services	234	12,947
Johnson & Johnson	6,112	397,830
Johnson Controls	1,521	48,626
Joy Global	230	16,277
JPMorgan Chase & Co.	8,519	366,147
Juniper Networks	1,106[a]	23,702
Kansas City Southern	268	20,641
KBR	301	10,192
Kellogg	588	29,735
KeyCorp	2,161	17,374
Kimberly-Clark	883	69,289
Kimco Realty	1,030[d]	19,992

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Kinder Morgan	248	8,903
Kinder Morgan Management	219[a]	16,657
KLA-Tencor	378	19,713
Kohl’s	569	28,524
Kraft Foods, Cl. A	3,780	150,709
Kroger	1,326	30,856
L-3 Communications Holdings	215	15,811
Laboratory Corp. of America Holdings	242[a]	21,269
Lam Research	292[a]	12,162
Las Vegas Sands	836	46,390
Legg Mason	319	8,316
Leggett & Platt	272	5,921
Leucadia National	496	12,331
Level 3 Communications	374[a]	8,624
Liberty Global, Cl. A	371[a]	18,480
Liberty Global, Ser. C	287[a]	13,756
Liberty Interactive, Cl. A	1,325[a]	24,963
Liberty Media, Cl. A	257[a]	22,472
Liberty Property Trust	304[d]	11,081
Life Technologies	439[a]	20,352
Limited Brands	515	25,596
Lincoln National	735	18,206
Linear Technology	512	16,748
Lockheed Martin	614	55,592
Loews	742	30,518
Lorillard	300	40,587
Lowe’s	2,854	89,815
LSI	1,233[a]	9,913
M&T Bank	275	23,724
Macerich	301[d]	18,533
Macy’s	905	37,123
Manpower	158	6,731
Marathon Oil	1,615	47,384
Marathon Petroleum	740	30,791
Marriott International, Cl. A	625	24,431
Marsh & McLennan	1,242	41,545

The Fund 45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Martin Marietta Materials	121	10,028
Marvell Technology Group	1,236[a]	18,552
Masco	935	12,323
MasterCard, Cl. A	247	111,711
Mattel	798	26,813
Maxim Integrated Products	713	21,091
McCormick & Co.	225	12,580
McDonald’s	2,296	223,745
McGraw-Hill	685	33,681
McKesson	524	47,899
MDU Resources Group	351	8,052
Mead Johnson Nutrition	459	39,272
MeadWestvaco	345	10,978
Medtronic	2,391	91,336
Merck & Co.	6,834	268,166
MetLife	2,397	86,364
MetroPCS Communications	331 [a]	2,416
MGM Resorts International	876[a]	11,756
Microchip Technology	368	13,005
Micron Technology	2,379[a]	15,678
Microsoft	16,931 [a]	542,131
Mohawk Industries	104	6,970
Molson Coors Brewing, Cl. B	362	15,052
Monsanto	1,211	92,254
Monster Beverage	366[a]	23,775
Moody’s	475	19,451
Morgan Stanley	3,170	54,778
Mosaic	638	33,699
Motorola Mobility Holdings	598[a]	23,214
Motorola Solutions	597	30,465
Murphy Oil	428	23,527
Mylan	1,033[a]	22,426
Nabors Industries	516[a]	8,591
NASDAQ OMX Group	219	5,381
National Oilwell Varco	918	69,548
NetApp	856[a]	33,238

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Netflix	94[a]	7,533
New York Community Bancorp	1,008	13,598
Newell Rubbermaid	529	9,628
Newfield Exploration	352[a]	12,637
Newmont Mining	1,069	50,938
News, Cl. A	3,856	75,578
News, Cl. B	1,077	21,368
NextEra Energy	906	58,301
Nielsen Holdings	210[a]	6,136
NII Holdings	289[a]	4,045
NIKE, Cl. B	787	88,042
NiSource	689	16,984
Noble	628[a]	23,902
Noble Energy	408	40,523
Nordstrom	380	21,227
Norfolk Southern	805	58,709
Northeast Utilities	735	27,027
Northern Trust	535	25,461
Northrop Grumman	521	32,969
NRG Energy	457[a]	7,769
Nuance Communications	567[a]	13,857
Nucor	675	26,467
NVIDIA	1,306[a]	16,978
NYSE Euronext	604	15,553
O’Reilly Automotive	299[a]	31,533
Occidental Petroleum	1,826	166,568
Omnicare	202	7,038
Omnicom Group	588	30,170
ONEOK	201	17,264
Oracle	9,049	265,950
Owens-Illinois	292[a]	6,789
PACCAR	751	32,263
Pall	237	14,128
Parker Hannifin	353	30,955
PartnerRe	125	8,703
Patterson	260	8,863

The Fund 47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Paychex	705	21,841
Peabody Energy	581	18,075
Pentair	186	8,061
People’s United Financial	715	8,823
Pepco Holdings	419	7,927
PepsiCo	3,507	231,462
Perrigo	178	18,672
PetSmart	229	13,342
Pfizer	17,207	394,556
PG&E	934	41,264
Philip Morris International	3,889	348,104
Pinnacle West Capital	192	9,283
Pioneer Natural Resources	261	30,229
Pitney Bowes	342	5,858
Plains Exploration & Production	375 [a]	15,319
Plum Creek Timber	418[d]	17,573
PNC Financial Services Group	1,141	75,671
PPG Industries	332	34,940
PPL	1,204	32,929
Praxair	653	75,552
Precision Castparts	321	56,615
Priceline.com	111[a]	84,451
Principal Financial Group	715	19,784
Procter & Gamble	6,157	391,831
Progress Energy	684	36,402
Progressive	1,366	29,096
ProLogis	1,061[d]	37,963
Prudential Financial	1,076	65,141
Public Service Enterprise Group	1,173	36,539
Public Storage	332[d]	47,562
QEP Resources	318	9,798
QUALCOMM	3,770	240,677
Quanta Services	378 [a]	8,361
Quest Diagnostics	373	21,518
Ralcorp Holdings	107[a]	7,791
Ralph Lauren	141	24,290

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Range Resources	345	22,998
Rayonier	219[d]	9,932
Raytheon	733	39,685
Red Hat	431[a]	25,692
Regency Centers	238[d]	10,700
Regions Financial	3,341	22,518
RenaissanceRe Holdings	95	7,416
Republic Services	678	18,557
Reynolds American	738	30,133
Robert Half International	274	8,165
Rock-Tenn, Cl. A	182	11,344
Rockwell Automation	312	24,130
Rockwell Collins	361	20,176
Roper Industries	229	23,335
Ross Stores	540	33,259
Rowan	295[a]	10,186
Royal Caribbean Cruises	399	10,921
Safeway	725	14,739
SAIC	706	8,585
Salesforce.com	297[a]	46,252
SanDisk	509[a]	18,838
Sara Lee	1,227	27,043
SBA Communications, Cl. A	287 [a]	15,423
SCANA	233	10,746
Schlumberger	3,014	223,458
Scripps Networks Interactive, Cl. A	179	8,989
Seagate Technology	998	30,698
Sealed Air	291	5,581
Sears Holdings	80 [a]	4,302
SEI Investments	426	8,601
Sempra Energy	521	33,730
Sherwin-Williams	175	21,049
Sigma-Aldrich	269	19,072
Simon Property Group	664[d]	103,318
Sirius XM Radio	7,333[a]	16,573
SLM	1,170	17,351

The Fund 49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Southern	1,953	89,721
Southwest Airlines	263	2,178
Southwestern Energy	735 [a]	23,211
Spectra Energy	1,483	45,587
Sprint Nextel	7,216[a]	17,896
SPX	89	6,833
St. Jude Medical	697	26,988
Stanley Black & Decker	335	24,509
Staples	1,528	23,531
Starbucks	1,685	96,685
Starwood Hotels & Resorts Worldwide	421 [d]	24,923
State Street	1,140	52,691
Stericycle	162[a]	14,029
Stryker	611	33,342
Sunoco	326	16,069
SunTrust Banks	1,127	27,364
Superior Energy Services	320 [a]	8,614
Symantec	1,570[a]	25,936
Synopsys	266 [a]	7,983
Sysco	1,361	39,333
T. Rowe Price Group	582	36,733
Target	1,417	82,101
TD Ameritrade Holding	489	9,188
TE Connectivity	1,007	36,715
Teradata	366[a]	25,539
Texas Instruments	2,496	79,722
Textron	542	14,439
Thermo Fisher Scientific	869	48,360
Tiffany & Co.	288	19,716
Time Warner	2,271	85,072
Time Warner Cable	691	55,591
TJX	1,730	72,158
Toll Brothers	239[a]	6,071
Torchmark	249	12,129
Total System Services	300	7,056
Travelers	944	60,718

Common Stocks (continued)	Shares	Value ($)
United States (continued)
TRW Automotive Holdings	256[a]	11,702
Tyco International	1,003	56,298
Tyson Foods, Cl. A	547	9,983
U.S. Bancorp	4,295	138,170
Ultra Petroleum	276[a]	5,454
Union Pacific	1,090	122,560
United Continential Holdings	87[a]	1,907
United Parcel Service, Cl. B	1,631	127,446
United States Steel	255	7,224
United Technologies	1,937	158,137
UnitedHealth Group	2,401	134,816
Unum Group	602	14,291
Urban Outfitters	254[a]	7,356
URS	153	6,320
Valero Energy	1,312	32,406
Varian Medical Systems	215[a]	13,635
Ventas	665[d]	39,095
VeriSign	349	14,347
Verisk Analytics, Cl. A	295[a]	14,440
Verizon Communications	6,351	256,453
Vertex Pharmaceuticals	431[a]	16,585
VF	186	28,281
Viacom, Cl. B	1,094	50,751
Virgin Media	563	13,827
Visa, Cl. A	1,174	144,379
VMware, Cl. A	203[a]	22,679
Vornado Realty Trust	351[d]	30,130
Vulcan Materials	342	14,641
W.R. Berkley	221	8,323
W.W. Grainger	137	28,471
Wal-Mart Stores	4,250	250,368
Walgreen	1,960	68,718
Walt Disney	3,839	165,499
Walter Energy	122	8,090
Warner Chilcott, Cl. A	230[a]	5,003
Washington Post, Cl. B	10	3,782

The Fund 51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Waste Management	943	32,251
Waters	205[a]	17,243
Watson Pharmaceuticals	276[a]	20,799
Weatherford International	1,632[a]	23,289
WellPoint	755	51,204
Wells Fargo & Co.	11,211	374,784
Western Digital	565 [a]	21,928
Western Union	1,341	24,648
Weyerhaeuser	1,137[d]	23,149
Whirlpool	204	13,060
Whiting Petroleum	233 [a]	13,328
Whole Foods Market	360	29,905
Williams	1,358	46,213
Windstream	1,429	16,062
Wisconsin Energy	522	19,230
Wynn Resorts	167	22,278
Xcel Energy	996	26,952
Xerox	2,902	22,578
Xilinx	623	22,665
XL Group	786	16,907
Xylem	319	8,894
Yahoo!	2,523[a]	39,207
Yum! Brands	1,017	73,966
Zimmer Holdings	402	25,298
		29,083,807
Total Common Stocks
(cost $55,384,227)		54,601,297

Preferred Stocks—.2%
Germany
Bayerische Motoren Werke	132	8,211
Henkel & Co.	410	30,497
Porsche Automobil Holding	372	22,705
ProSiebenSat.1 Media	139	3,529
RWE	68	2,688

Preferred Stocks (continued)	Shares		Value ($)
Germany (continued)
Volkswagen	334		63,260
Total Preferred Stocks
(cost $83,323)			130,890
	Number of
Rights—.0%	Rights		Value ($)
Portugal
Banco Espirito Santo
(cost $6,672)	904	[a]	392
	Face Amount
	Covered by
Options Purchased—5.4%	Contracts ($)		Value ($)
Call Options—5.2%
U.S. Treasury 10 Year Note Futures,
May 2012 @ $109	217,000	[a]	5,052,031
	Number of
	Contracts		Value ($)
Put Options—.2%
Swiss Market Index Futures,
June 2012 @ CHF 6,108	190	[a]	27,680
Swiss Market Index Futures,
June 2012 @ CHF 6,208	770	[a]	158,365
			186,045
Total Options
(cost $4,785,835)			5,238,076
	Principal
Short-Term Investments—17.4%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 5/24/12	440,000	[e]	439,982
0.08%, 6/7/12	2,000,000		1,999,866
0.08%, 6/28/12	1,270,000		1,269,851
0.08%, 7/12/12	3,350,000		3,349,464
0.08%, 7/19/12	3,760,000		3,759,319
0.09%, 5/31/12	2,500,000		2,499,838
0.10%, 6/21/12	3,580,000	[e]	3,579,638
Total Short-Term Investments
(cost $16,897,827)			16,897,958

The Fund 53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—20.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $20,098,032)	20,098,032[f]	20,098,032

Total Investments (cost $97,255,916)	100.0%	96,966,645
Cash and Receivables (Net)	.0%	47,754
Net Assets	100.0%	97,014,399

BR—Bearer Certificate CDI—Chess Depository Interest CHF—Swiss Franc PC—Participation Certificate REIT—Real Estate Investment Trust RSP—Risparmio (Savings) Shares SDR—Swedish Depository Receipts

STRIP—Separate Trading of Registered Interest and Principal of Securities

a Non-income producing security.
b The valuation of these securities have been determined in good faith by management under the direction of the Board of Directors.At April 30, 2012, the value of these securities amounted to $8 or less than .01% of net assets.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, this security was valued at $26,381 or .03% of net assets.
d Investment in real estate investment trust.
e Held by a broker as collateral for open financial futures, forward foreign currency exchange contracts, and options positions.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Short-Term/		Health Care	5.6
Money Market Investments	38.1	Consumer Staples	5.4
Financial	10.9	Options Purchased	5.4
Consumer Discretionary	7.0	Materials	4.1
Energy	6.5	Telecommunication Services	2.8
Information Technology	6.5	Utilities	1.7
Industrial	6.0		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

April 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2012($)
Financial Futures Long
Amsterdam Exchange Index	63	5,084,761	May 2012	(14,995)
ASX SPI 200	35	4,005,304	June 2012	143,624
CAC 40 10 Euro Future	190	7,947,892	May 2012	9,099
DAX	1	224,177	June 2012	(10,593)
Euro-Bond Options	162	5,808,534	May 2012	810,150
FTSE / MIB Index	25	2,374,626	June 2012	(319,955)
FTSE 100	2	185,606	June 2012	(12,722)
IBEX 35 Index	10	909,614	May 2012	(29,005)
Japanese 10 Year Bond	12	21,509,675	June 2012	122,466
S&P/ Toronto Stock
Exchange Index	11	1,555,220	June 2012	35,822
Standard & Poor’s 500 E-mini	78	5,435,040	June 2012	48,463
U.S. Treasury 10 Year Notes	4	529,125	June 2012	6,448
Financial Futures Short
Australian 10 Year Bond	55	(6,860,599)	June 2012	(35,757)
Canadian 10 Year Bond	5	(668,303)	June 2012	1,793
Euro-Bond	39	(7,282,884)	June 2012	(68,003)
Hang Seng	32	(4,318,778)	May 2012	(83,735)
Japanese 10 Year Mini Bond	88	(15,761,638)	June 2012	(113,075)
Long Gilt	93	(17,459,209)	June 2012	(55,896)
Topix	64	(6,432,463)	June 2012	133,565
Gross Unrealized Appreciation				1,311,430
Gross Unrealized Depreciation				(743,736)

See notes to financial statements.

The Fund 55

STATEMENT OF OPTIONS WRITTEN

April 30, 2012 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
Swiss Market Index Futures,
June 2012 @ CHF 6,108	190	[a]	(22,344)
Swiss Market Index Futures,
June 2012 @ CHF 6,208	770	[a]	(51,741)
(premiums received $164,817)			(74,085)

CHF—Swiss Franc
a Non-income producing security.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		77,157,884	76,868,613
Affiliated issuers		20,098,032	20,098,032
Cash			210,540
Cash denominated in foreign currencies		199,738	200,565
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			1,008,920
Dividends receivable			188,826
Receivable for shares of Common Stock subscribed			104,275
Prepaid expenses			27,940
			98,707,711
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			122,301
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			1,198,321
Payable for futures variation margin—Note 4			235,631
Outstanding options written, at value (premiums received
$164,817)—See Statement of Options Written—Note 4			74,085
Payable for shares of Common Stock redeemed			13,402
Accrued expenses			49,572
			1,693,312
Net Assets ($)			97,014,399
Composition of Net Assets ($):
Paid-in capital			177,748,090
Accumulated Investment (loss)—net			(64,341)
Accumulated net realized gain (loss) on investments			(80,860,251)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including
$567,694 net unrealized appreciation on financial futures)			190,901
Net Assets ($)			97,014,399

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	16,697,508	8,374,357	71,942,534
Shares Outstanding	1,361,496	700,848	5,802,274
Net Asset Value Per Share ($)	12.26	11.95	12.40
See notes to financial statements.

The Fund 57

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $39,494 foreign taxes withheld at source):
Unaffiliated issuers	689,086
Affiliated issuers	7,206
Interest	3,737
Total Income	700,029
Expenses:
Management fee—Note 3(a)	464,152
Custodian fees—Note 3(c)	58,648
Shareholder servicing costs—Note 3(c)	56,866
Distribution fees—Note 3(b)	32,244
Professional fees	27,880
Registration fees	21,323
Prospectus and shareholders’ reports	15,543
Directors’ fees and expenses—Note 3(d)	3,074
Loan commitment fees—Note 2	304
Miscellaneous	44,009
Total Expenses	724,043
Less—reduction in fees due to earnings credits—Note 3(c)	(13)
Net Expenses	724,030
Investment (Loss)—Net	(24,001)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(237,857)
Net realized gain (loss) on options transactions	(168,084)
Net realized gain (loss) on financial futures	685,675
Net realized gain (loss) on forward foreign currency exchange contracts	(628,789)
Net Realized Gain (Loss)	(349,055)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	3,551,990
Net unrealized appreciation (depreciation) on options transactions	587,831
Net unrealized appreciation (depreciation) on financial futures	(146,310)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	185,929
Net Unrealized Appreciation (Depreciation)	4,179,440
Net Realized and Unrealized Gain (Loss) on Investments	3,830,385
Net Increase in Net Assets Resulting from Operations	3,806,384

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment (loss)—net	(24,001)	(195,828)
Net realized gain (loss) on investments	(349,055)	2,063,426
Net unrealized appreciation
(depreciation) on investments	4,179,440	(31,984)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,806,384	1,835,614
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	755,289	1,835,994
Class C Shares	57,274	228,056
Class I Shares	25,445,946	33,309,183
Cost of shares redeemed:
Class A Shares	(3,645,471)	(7,852,506)
Class C Shares	(1,206,873)	(3,962,032)
Class I Shares	(5,575,686)	(12,256,698)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	15,830,479	11,301,997
Total Increase (Decrease) in Net Assets	19,636,863	13,137,611
Net Assets ($):
Beginning of Period	77,377,536	64,239,925
End of Period	97,014,399	77,377,536
Accumulated investment (loss)—net	(64,341)	(40,340)
Capital Share Transactions (Shares):
Class A
Shares sold	63,892	156,682
Shares redeemed	(304,079)	(671,148)
Net Increase (Decrease) in Shares Outstanding	(240,187)	(514,466)
Class C
Shares sold	4,849	19,817
Shares redeemed	(103,821)	(342,904)
Net Increase (Decrease) in Shares Outstanding	(98,972)	(323,087)
Class I
Shares sold	2,098,124	2,798,559
Shares redeemed	(467,074)	(1,034,286)
Net Increase (Decrease) in Shares Outstanding	1,631,050	1,764,273

See notes to financial statements.

The Fund 59

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.74	11.39	9.98	8.48	14.25	13.23
Investment Operations:
Investment income (loss)—net[a]	(.02)	(.04)	(.06)	(.01)	.13	.32
Net realized and unrealized
gain (loss) on investments	.54	.39	1.47	1.87	(5.47)	.93
Total from Investment Operations	.52	.35	1.41	1.86	(5.34)	1.25
Distributions:
Dividends from
investment income—net	—	—	—	(.36)	(.26)	(.07)
Dividends from net realized
gain on investments	—	—	—	—	(.17)	(.16)
Total Distributions	—	—	—	(.36)	(.43)	(.23)
Net asset value, end of period	12.26	11.74	11.39	9.98	8.48	14.25
Total Return (%)[b]	4.43[c]	3.07	14.13	22.83	(38.52)	9.53
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.90[d]	1.88	2.06	1.98	1.61	1.52
Ratio of net expenses
to average net assets	1.90[d]	1.88	2.06	1.97	1.61	1.44
Ratio of net investment income
(loss) to average net assets	(.26)[d]	(.38)	(.54)	(.14)	1.09	2.31
Portfolio Turnover Rate	.85[c]	4.78	2.91	14.88	24.53	3.05
Net Assets, end of period
($ x 1,000)	16,698	18,797	24,096	36,670	74,083	298,284

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.48	11.22	9.91	8.37	14.10	13.18
Investment Operations:
Investment income (loss)—net[a]	(.06)	(.13)	(.15)	(.07)	.04	.21
Net realized and unrealized
gain (loss) on investments	.53	.39	1.46	1.86	(5.40)	.93
Total from Investment Operations	.47	.26	1.31	1.79	(5.36)	1.14
Distributions:
Dividends from
investment income—net	—	—	—	(.25)	(.20)	(.06)
Dividends from net realized
gain on investments	—	—	—	—	(.17)	(.16)
Total Distributions	—	—	—	(.25)	(.37)	(.22)
Net asset value, end of period	11.95	11.48	11.22	9.91	8.37	14.10
Total Return (%)[b]	4.09[c]	2.32	13.22	21.94	(38.97)	8.80
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.66[d]	2.63	2.81	2.73	2.35	2.28
Ratio of net expenses
to average net assets	2.66[d]	2.63	2.81	2.72	2.35	2.19
Ratio of net investment income
(loss) to average net assets	(1.03)[d]	(1.12)	(1.43)	(.89)	.32	1.53
Portfolio Turnover Rate	.85[c]	4.78	2.91	14.88	24.53	3.05
Net Assets, end of period
($ x 1,000)	8,374	9,180	12,600	17,510	26,706	84,660

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 61

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2012			Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	11.84	11.44	9.99	8.52	14.30	13.24
Investment Operations:
Investment income (loss)—net[b]	.01	.00[c]	(.01)	.02	.17	.36
Net realized and unrealized
gain (loss) on investments	.55	.40	1.46	1.87	(5.48)	.93
Total from Investment Operations	.56	.40	1.45	1.89	(5.31)	1.29
Distributions:
Dividends from
investment income—net	—	—	—	(.42)	(.30)	(.07)
Dividends from net realized
gain on investments	—	—	—	—	(.17)	(.16)
Total Distributions	—	—	—	(.42)	(.47)	(.23)
Net asset value, end of period	12.40	11.84	11.44	9.99	8.52	14.30
Total Return (%)	4.73[d]	3.50	14.51	23.29	(38.29)	9.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[e]	1.49	1.64	1.60	1.26	1.23
Ratio of net expenses
to average net assets	1.52[e]	1.49	1.64	1.59	1.26	1.17
Ratio of net investment income
(loss) to average net assets	.15[e]	.01	(.12)	.23	1.37	2.58
Portfolio Turnover Rate	.85[d]	4.78	2.91	14.88	24.53	3.05
Net Assets, end of period
($ x 1,000)	71,943	49,400	27,544	17,691	21,124	62,712

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Alpha Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers thirteen series, including the fund. The fund’s investment objective is to seek total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 63

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the

The Fund 65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

“Service”) approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked

price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	29,083,807	—	—	29,083,807
Equity Securities—
Foreign†	25,648,372	—	8	25,648,380
Mutual Funds	20,098,032	—	—	20,098,032
U.S. Treasury	—	16,897,958	—	16,897,958
Rights†	392	—	—	392
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	1,008,920	—	1,008,920
Futures††	1,311,430	—	—	1,311,430
Options Purchased	5,238,076	—	—	5,238,076
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(1,198,321)	—	(1,198,321)
Futures††	(743,736)	—	—	(743,736)
Options Written	(74,085)	—	—	(74,085)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

   The Fund 67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign ($)
Balance as of 10/31/2011	583
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(575)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4/30/2012	8
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 4/30/2012	(575)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade date and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The Fund 69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	12,607,663		27,056,714	19,566,345	20,098,032		20.7

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $80,623,634 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. If not applied, $62,287,181 of the carryover expires in fiscal 2016 and $18,336,453 expires in fiscal 2017.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

The Fund 71

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2012, the Distributor retained $71 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class C shares were charged $32,244 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A and Class C shares were charged $22,375 and $10,748, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $3,970 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $413 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $13.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $58,648 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $84,626, Rule 12b-1 distribution plan fees $5,116, shareholder services plan fees $5,158, custodian fees $23,099, chief compliance officer fees $2,122 and transfer agency per account fees $2,180.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts, during the period ended April 30, 2012, amounted to $5,518,785 and $422,244, respectively.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1,2]	556,618	Equity risk[1,3]	(545,090)
Interest rate risk[1,2]	5,992,888	Interest rate risk[1]	(272,731)
Foreign exchange risk[4]	1,008,920	Foreign exchange risk[5]	(1,198,321)
Gross fair value of
derivatives contracts	7,558,426		(2,016,142)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities of Unaffiliated issuers at market value.
3	Outstanding options written, at value.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[6]	Options[7]	Contracts[8]	Total
Equity	269,113	(549,372)	—	(280,259)
Interest rate	416,562	381,288	—	797,850
Foreign exchange	—	—	(628,789)	(628,789)
Total	685,675	(168,084)	(628,789)	(111,198)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)

			Forward
Underlying risk	Futures[9]	Options[10]	Contracts[11]	Total
Equity	(703,159)	149,781	—	(553,378)
Interest rate	556,849	438,050	—	994,899
Foreign exchange	—	—	185,929	185,929
Total	(146,310)	587,831	185,929	627,450

Statement of Operations location:

6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on options transactions.
8	Net realized gain (loss) on forward foreign currency exchange contracts.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on options transactions.
[11] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board ofTrade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2012 are set forth in the Statement of Financial Futures.

The Fund 75

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and the value of equities or as a substitute for an investment. The fund is subject to interest rate and market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended April 30, 2012:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
October 31, 2011	200	63,604
Contracts written	1,990	343,125
Contracts terminated:
Contracts closed	1,230	241,912	549,665	(307,753)
Contracts Outstanding
April 30, 2012	960	164,817

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty

The Fund 77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2012:

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
6/20/2012[a]	2	1,058,238	1,098,001	1,096,593	(1,408)
6/20/2012[b]	1	5,703,228	5,918,753	5,909,938	(8,815)
6/20/2012[c]	2	6,881,675	7,161,911	7,131,097	(30,814)
6/20/2012[d]	3	1,474,380	1,525,053	1,527,818	2,765
British Pound,
Expiring:
6/20/2012[a]	2	346,690	550,687	562,461	11,774
6/20/2012[b]	2	1,784,770	2,871,103	2,895,568	24,465
6/20/2012[c]	2	2,280,500	3,615,700	3,699,828	84,128
6/20/2012[d]	2	3,061,600	4,852,580	4,967,066	114,486
Canadian Dollar,
Expiring:
6/20/2012[a]	8	9,217,960	9,275,974	9,320,381	44,407
6/20/2012[b]	4	5,255,125	5,290,860	5,313,515	22,655
6/20/2012[c]	2	1,188,000	1,184,374	1,201,200	16,826
6/20/2012[d]	2	3,107,400	3,105,773	3,141,927	36,154
Euro,
Expiring:
6/20/2012[a]	5	3,509,000	4,629,881	4,645,965	16,084
6/20/2012[b]	1	1,489,800	1,972,708	1,972,516	(192)
6/20/2012[c]	1	496,600	657,106	657,505	399
6/20/2012[d]	1	1,499,000	1,983,507	1,984,697	1,190
Japanese Yen,
Expiring:
6/20/2012[a]	5	244,078,674	2,951,598	3,058,527	106,929
6/20/2012[b]	2	52,730,430	636,060	660,760	24,700
6/20/2012[c]	1	6,632,800	79,482	83,115	3,633
6/20/2012[d]	2	1,098,389,130	13,291,134	13,763,810	472,676
New Zealand Dollar,
Expiring:
6/20/2012[a]	4	1,544,700	1,255,671	1,258,767	3,096
6/20/2012[b]	2	1,364,400	1,106,332	1,111,841	5,509
6/20/2012[c]	1	137,600	111,804	112,129	325
Norwegian Krone,
Expiring:
6/20/2012[a]	3	3,658,040	637,390	637,885	495
6/20/2012[b]	3	21,360,555	3,729,740	3,724,839	(4,901)
6/20/2012[c]	1	2,813,600	485,815	490,634	4,819
6/20/2012[d]	4	29,512,887	5,150,634	5,146,437	(4,197)

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases
(continued):
Swedish Krona,
Expiring:
6/20/2012[a]	8	29,499,310	4,378,053	4,379,755	1,702
6/20/2012[b]	3	24,021,490	3,596,992	3,566,464	(30,528)
6/20/2012[c]	3	3,560,262	524,283	528,591	4,308
6/20/2012[d]	3	15,731,720	2,345,675	2,335,684	(9,991)
Swiss Franc,
Expiring:
6/20/2012[a]	3	26,100	28,421	28,774	353
6/20/2012[c]	1	102,400	111,474	112,890	1,416
6/20/2012[d]	1	12,800	13,959	14,112	153
Sales:			Proceeds ($)
Australian Dollar,
Expiring:
6/20/2012[a]	6	2,546,860	2,610,935	2,639,169	(28,234)
6/20/2012[b]	4	6,079,400	6,224,550	6,299,744	(75,194)
6/20/2012[c]	2	582,800	595,378	603,923	(8,545)
6/20/2012[d]	2	2,545,600	2,599,531	2,637,864	(38,333)
British Pound,
Expiring:
6/20/2012[a]	3	2,398,762	3,771,428	3,891,693	(120,265)
6/20/2012[b]	1	913,800	1,448,241	1,482,527	(34,286)
6/20/2012[c]	2	2,487,783	3,905,011	4,036,119	(131,108)
6/20/2012[d]	2	5,449,093	8,531,646	8,840,477	(308,831)
Canadian Dollar,
Expiring:
6/20/2012[a]	1	93,700	93,514	94,741	(1,227)
6/20/2012[c]	1	749,600	747,261	757,929	(10,668)
6/20/2012[d]	2	186,700	187,834	188,774	(940)
Euro,
Expiring:
6/20/2012[a]	4	5,002,211	6,569,186	6,622,997	(53,811)
6/20/2012[b]	4	6,043,155	7,972,342	8,001,222	(28,880)
6/20/2012[c]	3	6,669,051	8,760,528	8,829,917	(69,389)
6/20/2012[d]	3	5,811,080	7,651,265	7,693,952	(42,687)
Japanese Yen,
Expiring:
6/20/2012[a]	1	30,241,900	376,163	378,958	(2,795)
6/20/2012[b]	1	31,221,120	384,676	391,229	(6,553)
6/20/2012[c]	2	269,035,400	3,345,291	3,371,257	(25,966)
6/20/2012[d]	3	153,763,700	1,906,194	1,926,798	(20,604)

The Fund 79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales
(continued):
New Zealand Dollar,
Expiring:
6/20/2012[b]	1	1,827,350	1,481,414	1,489,097	(7,683)
6/20/2012[c]	1	640,648	524,819	522,060	2,759
6/20/2012[d]	1	2,019,420	1,646,328	1,645,614	714
Norwegian Krone,
Expiring:
6/20/2012[a]	6	31,088,800	5,369,523	5,421,244	(51,721)
6/20/2012[b]	1	4,607,400	797,623	803,435	(5,812)
6/20/2012[c]	2	2,692,900	464,114	469,586	(5,472)
6/20/2012[d]	1	2,699,900	463,128	470,807	(7,679)
Swedish Krona,
Expiring
6/20/2012[a]	1	7,699,500	1,131,889	1,143,143	(11,254)
Swiss Franc,
Expiring
6/20/2012[c]	2	1,018,502	1,113,300	1,122,838	(9,538)
Gross Unrealized
Appreciation					1,008,920
Gross Unrealized
Depreciation					(1,198,321)

Counterparties:

a	Citigroup
b	Credit Suisse First Boston
c	HSBC
d	UBS

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Interest rate futures contracts	62,625,792
Equity futures contracts	34,272,439
Equity options contracts	117,563
Interest rate options contracts	3,563,422
Forward contracts	66,123,446

At April 30, 2012, accumulated net unrealized depreciation on investments was $289,271, consisting of $9,038,312 gross unrealized appreciation and $9,327,583 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 81

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT

ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’

extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the one- and two-year periods, below the Performance Group and Performance Universe medians for the four- and five-year periods and for the three-year period was above the Performance Universe median but below the Performance Group median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Fund 83

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

The Fund 85

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	06/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	06/26/2012

By: /s/ James Windels
James Windels, Treasurer
Date:	06/26/2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)